UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05387

Franklin Mutual Series Funds
(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ 07078-2705
(Address of principal executive offices)  (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(210)912-2100

Date of fiscal year end: 12/31

Date of reporting period: 12/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report and Shareholder Letter
Franklin Mutual
Series Funds
December 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Mutual Beacon Fund
Franklin Mutual European Fund
Franklin Mutual Financial Services Fund
Franklin Mutual Global Discovery Fund
Franklin Mutual Quest Fund
Franklin Mutual Shares Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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SHAREHOLDER LETTER
Dear Shareholder:
The past 12 months were eventful and volatile. Equity
markets generally declined during the year. Several themes
carried over from the winter of 2021 into 2022, but with
increased intensity. Mounting inflation, more hawkish central banks, continuing supply chain difficulties and renewed
COVID-lockdowns, mainly in China, remained a part of
the economic landscape, joined by new elements, like the
war in Ukraine. Corporate earnings and other economic
indicators generally remained strong for much of the 12
months. However, some elements such as consumer
spending patterns and corporate inventories showed strain
as inflationary pressures and concern over the possibility
of a recession took their toll on the general population,
companies and investors.
High consumer demand coupled with supply-chain
disruptions helped drive inflation in many countries to reach the highest levels in decades. In response, several of the
world’s central banks tightened monetary policy, including
the U.S. Federal Reserve, which hiked rates for the first
time in over three years in March, followed by additional
increases throughout the remainder of the period. The
European Central Bank followed suit and began a tightening
cycle later in the year. The Bank of Japan raised the rate
on its 10-year government bond near the conclusion of the
period. Rising rates can cool economic growth and a mild
recession may still be on the horizon in some parts of the
world.
Some U.S. large-cap valuations reflect this recession risk.
Furthermore, many U.S. small-cap value stocks are trading
well below their 52-week highs and valuations of profitable
companies are near 20-year lows relative to large-cap value
stocks. Higher interest rates also continue to work against
long-duration growth stocks by increasing the discount rate
of a company’s projected future cash flows. This downward
pressure on technology and other long-duration growth
names is helping to support investor interest in value stocks, which handily outperformed their growth counterparts over
the past 12 months.
Even though the initial shock of Russia’s invasion of Ukraine has receded, the conflict continues to affect markets by
stoking inflationary pressure and causing many European
countries and companies to explore alternate ways to fulfil
their need for energy. Thankfully, European energy security
became less of an issue near the end of the year. The
parties in power have been subsidizing energy bill payments
for low-income households and weather remained favorable.
In our opinion, the current governments’ efforts to help offset high energy costs in lower income households may help
combat the rise of populism in these countries, which is
good for political stability. Based on recent events, especially after period-end, we think the conflict may be entering a
new phase, with Russia poised to ramp up its activities in
Ukraine.
Aside from energy shocks, other supply-chain disruptions
peppered the landscape in 2022. China remained in
lockdown under its zero-COVID policy for much of the 12
months, straining the world’s supply lines and economic
growth rates. The country began to emerge from lockdown
in the fourth quarter and was quickly overtaken by COVID
outbreaks. We will monitor China’s emergence from COVID,
and their relations with neighboring Taiwan, throughout the
coming year. Despite recent Sino/American trade tensions,
we expect the countries to continue to work together to
supply semiconductors and other necessary components to
the world’s manufacturers, barring any military aggression
from China.
Not all progress is evidenced by a steady march forward.
In the near-term, market activity will likely be influenced
by developments around geopolitical events, inflation
concerns, supply chain constraints and central bank activity.
We remain focused on identifying opportunities to acquire
stocks at attractive valuations based upon our assessment
of fundamental value, while taking advantage of volatility.
Our process of finding underappreciated and misunderstood
companies with identifiable catalysts to unlock shareholder
value may provide meaningful upside potential and possible
downside risk management during turbulent periods. In
addition, we continue to focus on event-driven situations
across equity and fixed income with catalysts less correlated to the overall markets. While unnerving, volatility remains
an inherent part of investing in risk assets, and the market historically rewards investors who take an opportunistic long-
term perspective.
On the following pages, the portfolio management team of
each Fund reviews investment decisions made during this
period. Please remember all securities markets fluctuate, as do mutual fund share prices.

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Annual Report

We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of December
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report

Contents
Annual Report
Economic and Market Overview 4
Franklin Mutual Beacon Fund 5
Franklin Mutual European Fund 12
Franklin Mutual Financial Services Fund 19
Franklin Mutual Global Discovery Fund 26
Franklin Mutual Quest Fund 33
Franklin Mutual Shares Fund 40
Financial Highlights and Schedules of Investments 47
Financial Statements 105
Notes to Financial Statements 116
Report of Independent Registered
Public Accounting Firm 152
Tax Information 153
Board Members and Officers 154
Shareholder Information 159
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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ANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (USD,
net of tax withholding when dividends are paid), posted a
-18.36% total return for the 12 months ended December
31, 2022.
1
The combination of resilient consumer demand
and persistent supply-chain disruptions as well as a strong
job market contributed to higher inflation in many countries.
This inflationary pressure led many of the world’s central
banks to adopt less accommodative monetary policy in
2022, which hindered stocks and the outlook for economic
growth. Russia’s invasion of Ukraine and the subsequent
escalation of the war also increased investor uncertainty,
as international sanctions on Russia disrupted global trade
and commodity markets. Meanwhile, shifting public health
policy in China added volatility to the global economy, as
lockdowns early in the period to quell the spread of the
Omicron variant of COVID-19 slowed economic activity,
while widespread protests late in the period led the
government to relax its strict “zero-COVID” policy.
In the U.S., gross domestic product (GDP) expanded in the
second half of the calendar year, recovering from a slight
contraction in the first half of the year when high inflation, supply constraints and record trade deficits weighed on
economic output. Rising prices precipitated a notable decline in consumer confidence despite high spending levels, robust
job growth and low unemployment. In an effort to control
inflation, the U.S. Federal Reserve (Fed) raised the federal funds target rate in March 2022 for the first time since 2018.
The Fed raised the federal funds rate again at its subsequent six meetings to end the period at a range of 4.25%–4.50%.
Furthermore, the Fed said it would continue to reduce
its bond holdings and anticipated additional interest-rate
increases at future meetings to curtail inflation.
Economic growth in the eurozone decelerated to a slightly
positive growth rate during the year. The lifting of COVID-
related restrictions in some European countries and the
summer tourism season strengthened economies. However,
the war in Ukraine disrupted supply chains, weakened the
economic outlook and contributed to record high inflation
across the eurozone, as energy prices soared. Electricity
prices hit record highs in Germany and France as coal
futures and natural gas prices climbed. Consequently, the
European Central Bank raised interest rates in July 2022 for the first time in 11 years to curtail growing inflation and raised rates in three subsequent meetings. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR (USD), posted a -15.06% total return
for the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR (USD),
posted a -18.61% total return for the 12-month period.
1
Growth in Japan remained slow, alternating between positive
quarterly GDP growth and contraction. China’s economy
contracted sharply in 2022's second quarter as COVID-
related restrictions in many major cities, including Shanghai, weakened consumer demand. Investor concerns about
the solvency of several large property developers in China
further pressured stocks in that country.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR (USD), posted a -20.09%
total return for the 12 months under review.
1
Central
bank tightening, the threat of recession, and weakening
demand for semiconductors in technology-heavy countries
contributed to the downturn. Following Russia’s invasion of
Ukraine, climbing food and energy prices kindled inflationary pressures and raised concerns over the possibility of
government debt defaults in some countries. However,
some emerging economies, particularly in Latin America, as
well as South Africa and Saudi Arabia, benefited from rising commodity prices.
The foregoing information reflects our analysis and opinions as of December 31, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report
Franklin Mutual Beacon Fund
This annual report for Franklin Mutual Beacon Fund covers
the fiscal year ended December 31 , 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. The secondary goal is income.
Under normal market conditions, the Fund invests primarily
to predominantly in equity securities of U.S. and foreign
companies that we believe are available at market prices
less than their fundamental value. The equity securities in
which the Fund invests are primarily common stock, with a
current focus on mid- and large-cap companies. To a lesser
extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund
may invest a substantial portion, potentially up to 100% of
its assets, in foreign securities and participations in foreign government debt. The Geographic Composition table on this
page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a -11.67% cumulative
total return for the 12 months ended December 31, 2022.
In comparison, the Fund’s benchmark, the MSCI World
Value Index-NR (USD), which measures the performance of
stocks exhibiting overall value style characteristics in global developed markets, posted a -6.52% cumulative total return.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe
can generate above-average risk-adjusted returns over
time for our shareholders. Our major investment strategy
is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of the
companies’ intrinsic or business value. We also look for
asset-rich companies whose shares may be trading at
depressed levels due to concerns over short-term earnings
disappointments, litigation, management strategy or other
perceived negatives. This strict value approach is not only
intended to improve the likelihood of capital appreciation, but also reduces the risk of substantial declines, in our opinion.
While the vast majority of our undervalued equity and debt
investments are made in publicly traded companies globally,
we may invest occasionally in privately held companies as
well.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
Geographic Composition
12/31/22
% of Total
Net Assets
United States 62.2%
United Kingdom 7.0%
Switzerland 6.3%
Netherlands 6.1%
France 5.4%
Germany 5.2%
Australia 2.8%
Canada 2.0%
Other* 0.0%
Short-Term Investments & Other Net Assets 3.0%
*
Rounds to less than 0.1%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
52
.

Franklin Mutual Beacon Fund

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Annual Report
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
In 2022, security selection and an overweight in
communication services, an underweight in energy and
stock selection in the health care sector curbed relative
performance. Stock selection and an underweight in real
estate, security selection in consumer staples as well as
stock selection and an underweight in financials, bolstered
relative results. The Top 10 Industries table on this page lists the industries in which the Fund primarily invests, some of
which are within the sectors listed above.
Investments that detracted from Fund performance included
Elanco Animal Health, Charter Communications and
Western Digital.
Elanco Animal Health, a U.S.-based animal health care
company, detracted from relative returns as the company
faced several headwinds that affected its business, including general economic weakness, currency headwinds, a slower
recovery from COVID-19 lockdowns in China, supply-chain
problems, and negative safety publicity with its Seresto
collar. These concerns, along with higher interest rates,
harmed the company’s performance metrics and equity
value due to its high financial leverage. We expect business performance to improve over the medium term with better
execution, increased pricing, and a focus on innovation and
pipeline progress. In addition, management is committed to
bringing down leverage by using most of its free cash flow to pay down debt.
Charter Communications, a U.S.-based cable company,
hampered relative results for the year. Its financial results showed weak broadband subscriber growth and the
company announced in December 2022 that capital
spending would be higher than previous forecasts over the
next three years, reducing free cash flow. The company is
unlikely to see revenue growth or operating expense savings
to offset the higher capital spending, in our view. Over the longer term, we expect to see improved subscriber growth
trends driving higher revenue and free cash flow growth. We
anticipate Charter’s share price appreciation will depend on growth in subscribers, revenue, and earnings before interest, taxes, depreciation and amortization (EBITDA) over the next
few years.
Western Digital, a U.S.-based hard drive and data storage
company, was a relative detractor. The company’s near-
term outlook was much weaker than analysts’ expectations
in its latest quarter, and order cuts in its consumer-
focused businesses as well as weaker pricing negatively
affected revenues and margins. We believe the tougher
macroeconomic conditions will hinder results over the next
few quarters.
Top positive contributors to performance during the 12-month period included Merck, Eli Lilly and Deutsche Telekom.
Given the recent volatility in the markets, pharmaceutical
stocks outperformed on a relative basis as investors sought
out companies perceived to have stable earnings profiles.
U.S.-based Merck was a relative outperformer as the stock
started the year with low expectations and a low valuation
against which they delivered strong and steady financial
results throughout the year. Merck’s core franchises in
oncology and vaccines recovered from the impact of the
pandemic and delivered strong operating leverage to
earnings. Additionally, the company remained disciplined on
the capital allocation front, in our view, and did not engage in overpaying for a potential acquisition.
U.S.-based pharmaceutical company Eli Lilly was a
contributor. The stock performed well on the back of
strong performance of the company’s core diabetes and
oncology franchises as well as solid progress on its key
pipeline assets, especially Tirzepatide. The U.S. Food and
Drug Administration approved Tirzepatide for diabetes
and all during the year scripts have been strong. Lilly
also released positive data for Tirzepatide from a late-
stage trial in obesity, which showed solid results. Later
Top 10 Industries
12/31/22
% of Total
Net Assets
a
Pharmaceuticals 13.4%
Banks 12.1%
Textiles, Apparel & Luxury Goods 8.0%
Oil, Gas & Consumable Fuels 5.9%
Capital Markets 3.7%
Personal Products 3.7%
Health Care Equipment & Supplies 3.6%
Building Products 3.4%
Beverages 3.3%
Insurance 3.3%

Franklin Mutual Beacon Fund

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Annual Report
in the year, Lilly also benefited from positive news on a
rival’s Alzheimer’s treatment, which bodes well for Lilly’s
compound, Donanemab, that is in late-stage testing for
Alzheimer’s disease and should have results in 2023. We
believe Lilly remains well positioned to bring value to patients from multiple new products that will lead to differentiated
revenue and earnings growth.
Deutsche Telekom (DT) supported relative returns, following
the sale of its German tower business and a solid earnings
report whereby the company raised its outlook for the
year. We believe a significant improvement in free cash
flow generation and an aggressive share buyback program
at T-Mobile, DT’s U.S. subsidiary, will support DT’s shares.
These developments, in our view, should highlight the
value creation in T-Mobile after years of investment by DT
and allow DT to increase its position to above 50%, after
which we believe capital could be extracted in a tax-efficient manner.
During the period, the Fund held currency forwards and
futures, seeking to hedge a significant portion of the currency risk in the portfolio. The hedges had a positive overall impact on the Fund’s performance as the U.S. dollar rose against
most currencies during the period.
Although the Fund performed better than many global stock
indexes, as fellow shareholders, we were disappointed
by recent absolute performance as well as performance
relative to a number of global value indexes. Our strategy
of seeking undervalued stocks and focusing on special
situation investments, including distressed investments and
merger arbitrage, can lag the value equity markets at times.
We remain committed to our disciplined, value investment
approach as we seek to generate attractive, long-term, risk-
adjusted returns for shareholders.
Thank you for your participation in Franklin Mutual
Beacon Fund. We look forward to continuing to serve your
investment needs.
Christian Correa, CFA
Mandana Hormozi
Aman Gupta, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 4.5%
Banks, United States
BP plc 3.9%
Oil, Gas & Consumable Fuels, United Kingdom
BlackRock, Inc. 3.7%
Capital Markets, United States
Haleon plc 3.7%
Personal Products, United States
Novartis AG 3.6%
Pharmaceuticals, Switzerland
Medtronic plc 3.6%
Health Care Equipment & Supplies, United
States
Johnson Controls International plc 3.4%
Building Products, United States
Heineken NV 3.3%
Beverages, Netherlands
Hartford Financial Services Group, Inc. (The) 3.2%
Insurance, United States
Global Payments, Inc. 3.2%
IT Services, United States

Performance Summary as of December 31, 2022
Franklin Mutual Beacon Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Z
1-Year -11.67% -11.67%
5-Year +23.00% +4.23%
10-Year +115.99% +8.00%
A
4
1-Year -11.91% -16.74%
5-Year +21.45% +2.79%
10-Year +110.35% +7.11%
See page 10 for Performance Summary footnotes.

Franklin Mutual Beacon Fund
Performance Summary

franklintempleton.com
Annual Report
See page 10 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(
12/31/12–12/31/22)
Class A
(12/31/12–12/31/22)

Franklin Mutual Beacon Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Smaller-company stocks have exhibited greater price volatility than larger-company stocks, particularly over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The Fund may invest in lower-rated bonds, which entail higher credit risk. The manager’s portfolio se-
lection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies.
Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. MSCI World Value Index-NR (USD) is a free float-adjusted, market capitalization-weighted index designed to measure the performance of stocks exhibit-
ing overall value style characteristics in global developed markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
Z $0.2321 $0.0231 $1.1687 $1.4239
A $0.1933 $0.0231 $1.1687 $1.3851
C $0.0593 $0.0231 $1.1687 $1.2511
R $0.1640 $0.0231 $1.1687 $1.3558
R6 $0.2424 $0.0231 $1.1687 $1.4342
Total Annual Operating Expenses
6
Share Class
Z 0.81%
A 1.06%

Your Fund’s Expenses
Franklin Mutual Beacon Fund

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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,022.20 $3.77 $1,021.48 $3.77 0.74%
A $1,000 $1,020.50 $5.04 $1,020.22 $5.04 0.99%
C $1,000 $1,016.70 $8.85 $1,016.43 $8.84 1.74%
R $1,000 $1,019.50 $6.30 $1,018.96 $6.30 1.24%
R6 $1,000 $1,022.90 $3.42 $1,021.82 $3.42 0.67%

franklintempleton.com
Annual Report
Franklin Mutual European Fund
This annual report for Franklin Mutual European Fund covers
the fiscal year ended December 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. Its secondary goal is income.
The Fund normally invests at least 80% of its net assets
in securities of European companies that we believe are
available at market prices less than their fundamental value.
The Fund invests primarily in equity securities, mainly
common stocks, with a current focus on mid- and large
cap companies, and normally invests in securities from at
least five different countries. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund also may invest
up to 20% of its total assets in securities of U.S. issuers
and in securities of issuers from the Middle East and the
remaining regions of the world. The Geographic Composition
table on this page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a -0.70% cumulative
total return for the 12 months ended December 31, 2022.
For comparison, the Fund’s primary benchmark, the MSCI
Europe Value Index-NR (Local Currency), which measures
the performance of stocks exhibiting overall value style
characteristics in European developed markets, posted a
+0.57% cumulative total return, and the Fund’s secondary
benchmark, the MSCI Europe Value Index-NR (USD),
posted a -7.17% cumulative total return.
1
You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 15 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We follow a distinctive value investment approach that
combines investments in what we believe are undervalued
common stocks with, to a lesser extent, distressed debt
investing and merger arbitrage. Our style aims to provide
our shareholders with superior risk-adjusted results over
time. We employ rigorous, fundamental analysis to find
compelling situations. In our opinion, successful investing
is as much about assessing risk and containing losses as it
is about achieving profits. In choosing investments, we look at the market price of an individual company’s securities
relative to our evaluation of its fundamental value based on factors including book value, cash flow generation, long-term earnings potential and earnings multiples. We may invest in
bankrupt or distressed companies if we believe the market
overreacted to adverse developments or failed to appreciate
positive changes, including restructuring. In addition, it is our practice to hedge the Fund’s currency exposure when we
deem it advantageous for our shareholders.
Manager’s Discussion
In 2022, stock selection in industrials and communication
services, and stock selection combined with an underweight
in utilities contributed positively to relative returns. Stock selection in consumer discretionary and materials and an
underweight in energy detracted from relative returns. The
Top 10 Industries table on page 13 lists the industries in
which the Fund primarily invests, some of which are within
the sectors listed above.
Geographic Composition
12/31/22
% of Total
Net Assets
Germany 21.0%
France 17.9%
Netherlands 17.8%
United Kingdom 14.5%
United States 7.1%
Switzerland 4.7%
Australia 3.0%
Ireland 2.8%
Greece 2.5%
Belgium 2.0%
Italy 1.3%
Other 0.8%
Short-Term Investments & Other Net Assets 4.6%
1. Source: FactSet.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
60
.

Franklin Mutual European Fund

franklintempleton.com
Annual Report
Top positive contributors to performance during the 12-month period included CaixaBank, BP and BAE Systems. BP is
listed among the Fund’s largest positions in the Top 10
Holdings table on this page.
CaixaBank, the largest bank in Spain following the 2021
acquisition of Bankia, supported relative results. During
2022, Caixa returned EUR 1.8 billion of excess capital
to shareholders via a share repurchase program on top
of the normal dividend payout. In addition, the company
recently said that it sees a higher-than-expected return on
tangible equity by 2024, given the rise in interest rates in
Europe, continued momentum in its wealth and insurance
businesses, controlled expenses and more normal credit
costs.
U.K.-based global integrated oil company BP contributed
to relative returns, as it delivered repeated, strong earnings reports driven by positive results in its refining, trading, and retail businesses, along with the benefit of higher commodity prices. Results at its gas business were also ahead of
expectations. BP continues to pay down debt and use
its excess cash to buy back shares, while also raising its
dividend by 10%, and it continues to execute on transforming the company into an integrated energy company.
U.K.-based defense contractor BAE Systems contributed
to relative returns, as the Russian invasion of Ukraine
prompted Germany, and several other European countries,
to commit to increasing their defense spending. Germany
said it would spend 2% of its gross domestic product on
defense, marking a significant increase and BAE is a likely
recipient of some of that additional spending, in our view.
During the 12-month period, investments that detracted
from Fund performance included adidas, Capgemini and
Fresenius.
Adidas, a Germany-based, athletic apparel maker, detracted
from relative returns. In addition to dealing with lockdowns and a loss of market share in China, the Russia business
falling away, ongoing supply-chain issues and a lack of a
new chief executive officer, adidas announced during the
month that it was ending its relationship with Kanye West.
The Kanye business accounts for about 7-8% of adidas’s
revenue and around a third of normalized earnings before
interest and taxes and represented one of the strongest
parts of the adidas brand.
Capgemini, a multinational information technology (IT)
services and consulting firm, detracted from relative
performance despite strong recent earnings which showed
organic sales up strongly and robust demand for digital
services across the industries it serves. The market is
concerned about full-year 2023 guidance in the face of rising recession risks which could impact IT services spending. We
believe the company is strongly positioned in the industry
and can withstand any potential downturn in the economy.
German health care services company Fresenius hindered
relative performance during the period. There were concerns
about the dialysis industry after rival DaVita (not a Fund
holding) lost a U.S. Supreme Court case. Also, Fresenius
cut guidance due to labor shortages and cost inflation in
its dialysis business. We believe the company’s current
valuation is too low, and that a recent change in its chief
executive may bring positive changes.
Top 10 Industries
12/31/22
% of Total
Net Assets
a
Insurance 9.0%
Banks 8.9%
Diversified Telecommunication Services 8.7%
Oil, Gas & Consumable Fuels 6.3%
Pharmaceuticals 6.1%
Beverages 5.1%
Trading Companies & Distributors 4.9%
Machinery 4.3%
Textiles, Apparel & Luxury Goods 3.5%
Metals & Mining 3.0%
Top 10 Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
BNP Paribas SA 4.1%
Banks, France
ING Groep NV 4.1%
Banks, Netherlands
BP plc 3.5%
Oil, Gas & Consumable Fuels, United Kingdom
ASR Nederland NV 3.4%
Insurance, Netherlands
Novartis AG 3.2%
Pharmaceuticals, Switzerland
Deutsche Telekom AG 3.1%
Diversified Telecommunication Services,
Germany
Rio Tinto plc 3.0%
Metals & Mining, Australia
Koninklijke KPN NV 3.0%
Diversified Telecommunication Services,
Netherlands
Covestro AG 2.9%
Chemicals, Germany
GSK plc 2.9%
Pharmaceuticals, United States

Franklin Mutual European Fund

franklintempleton.com
Annual Report
During the period, the Fund held currency forwards and
futures, seeking to hedge a significant portion of the currency risk in the portfolio. The hedges had a positive overall impact on the Fund’s performance as the U.S. dollar substantially
rose against a number of European currencies during the
period.
Although the Fund performed better than its secondary
benchmark and only modestly underperformed its
primary benchmark, as fellow shareholders, we found
recent absolute and relative performance against its
primary benchmark disappointing. Our strategy of
seeking undervalued stocks can lag the European value
equity markets at times, but we remain committed to our
disciplined, value investment approach as we seek to
generate attractive, long-term, risk-adjusted returns for
shareholders.
Thank you for your participation in Franklin Mutual
European Fund. We look forward to continuing to serve your
investment needs.
Katrina Dudley, CFA
Co-Lead Portfolio Manager
Mandana Hormozi
Co-Lead Portfolio Manager
Todd Ostrow
Assistant Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2022
Franklin Mutual European Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/2 2
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Z
1-Year -0.70%
4
-0.70%
4
5-Year +17.90% +3.35%
10-Year +63.49% +5.04%
A
5
1-Year -0.97%
4
-6.43%
5-Year +16.45% +1.94%
10-Year +59.22% +4.17%
See page 17 for Performance Summary footnotes.

Franklin Mutual European Fund
Performance Summary

franklintempleton.com
Annual Report
See page 17 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(
12/31/12–12/31/22)
Class A
(12/31/12–12/31/22)

Franklin Mutual European Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surround-
ing regions than a fund that is more broadly diversified geographically. The Fund’s investments in smaller-company stocks carry an increased risk of price fluctuation, especially over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/22 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
5. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
6. Source: FactSet. The MSCI Europe Value Index-NR (Local Currency and USD) is a market capitalization-weighted index designed to measure the performance of stocks exhibiting overall value style characteristics in European developed markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Z $0.6961
A $0.6448
C $0.4346
R $0.6058
R6 $0.7158
Total Annual Operating Expenses
7
Share Class
Z 1.07%
A 1.32%

Your Fund’s Expenses
Franklin Mutual European Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,081.30 $4.85 $1,020.55 $4.71 0.92%
A $1,000 $1,079.80 $6.15 $1,019.29 $5.97 1.17%
C $1,000 $1,075.60 $10.09 $1,015.48 $9.80 1.93%
R $1,000 $1,078.10 $7.40 $1,018.09 $7.18 1.41%
R6 $1,000 $1,081.30 $4.40 $1,020.98 $4.27 0.84%

franklintempleton.com
Annual Report
Franklin Mutual Financial Services Fund
This annual report for Franklin Mutual Financial Services
Fund covers the fiscal year ended December 31 , 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. Its secondary goal is income.
Under normal market conditions, the Fund invests at least
80% of its net assets in securities of financial services
companies that we believe are available at market prices
less than their fundamental value. The Fund invests primarily in undervalued equity securities, mainly common stocks
with a substantial focus on mid- and large cap companies
and may invest a significant portion of its equity portfolio in small-cap companies. To a significantly lesser extent, the
Fund also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund may invest in
foreign securities without limit. The Geographic Composition table on this page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a -4.76% cumulative
total return for the 12 months ended December 31, 2022.
For comparison, the Fund’s primary benchmark, the MSCI
World Financials Index-NR (USD), which captures large- and
mid-cap financials sector representation across developed
market countries, posted a -10.19% cumulative total return.
1
Also for comparison, the Standard & Poor’s
®
500 (S&P 500
®
)
Financials Index, which consists of all financial stocks in
the S&P 500
®
, posted a -10.53% cumulative total return.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 22 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We strive to provide investors with superior risk-adjusted
returns over time through our distinctive, value investment
style, which includes investments in undervalued common
stocks, and to a significantly lesser extent, distressed debt and merger arbitrage. Rigorous fundamental analysis drives
our investment process. We attempt to determine each
investment’s intrinsic value as well as the price at which
we would be willing to commit shareholder funds. While
valuation remains our key consideration, we utilize numerous fundamental factors such as return on equity, financial
leverage and long-term earnings power. We also consider
factors such as management quality and competitive
position. As always, our approach to investing is as much
about assessing risk and containing losses as it is about
achieving profits. In addition, it is our practice to hedge the
Fund’s currency exposure when we deem it advantageous
for our shareholders.
Manager’s Discussion
During 2022, an underweight in the capital markets
industry, stock selection in banks and an overweight in
insurance boosted relative returns. Meanwhile, outside the
benchmark exposure to media, real estate investment trusts
and information technology (IT) services curbed relative
performance. The Portfolio Composition table on page 20
lists the industries in which the Fund primarily invests, some of which are listed above.
Geographic Composition
12/31/22
% of Total
Net Assets
United States 57.0%
Netherlands 11.2%
United Kingdom 5.9%
Italy 4.1%
France 4.0%
Germany 3.6%
Ireland 3.5%
Jordan 2.9%
China 1.9%
Spain 1.2%
Other 0.9%
Short-Term Investments & Other Net Assets 3.8%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
68
.

Franklin Mutual Financial Services Fund

franklintempleton.com
Annual Report
Top positive contributors to performance during the
12-month period included CaixaBank, Everest Re Group
and Alleghany. Everest Re Group is listed among the Fund’s
largest positions in the Top 10 Holdings table on this page.
CaixaBank, the largest bank in Spain following the 2021
acquisition of Bankia, supported relative results. During
2022, Caixa returned EUR 1.8 billion of excess capital
to shareholders via a share repurchase program on top
of the normal dividend payout. In addition, the company
recently said that it sees higher-than-expected return on
tangible equity by 2024, given the rise in interest rates in
Europe, continued momentum in its wealth and insurance
businesses, controlled expenses and more normal credit
costs.
Everest Re, a Bermuda-based reinsurer that has operations
in the U.S., contributed to relative performance in the period, after the company’s management sounded confident after
its latest earnings report that the company would be able to benefit from a hardening pricing market, following Hurricane
Ian and the conservatism of its catastrophe loss estimate in the third quarter.
New York-based property and casualty insurer and reinsurer
Alleghany was a relative contributor after it agreed to be
acquired by Berkshire Hathaway (not a Fund holding) for
$11.6 billion in cash.
During the 12-month period, investments that detracted
from Fund performance included Loyalty Ventures, Vornado
Realty Trust and Bread Financial.
Texas-based Loyalty Ventures detracted from relative
returns, due to weak earnings and a cut in guidance
related to the loss of a major contract in its AIR MILES
®
reward program business and weak consumer sentiment
in Europe. The company is catching up on years of
underinvestment, which should help strengthen business
over the long run. We believe that the stock is currently thinly covered and poorly understood, but we expect that once
the stockholder base settles down and the current earnings
volatility passes, Loyalty Ventures should begin to perform
better. The company also recently announced contract
extensions with some large customers, which should help
alleviate concerns about market share loss.
U.S.-based property operator Vornado Realty Trust detracted
from relative results amid continued uncertainty surrounding the environment for office leasing, particularly in parts of
New York City, its exposure to retail space as well as higher interest rates affecting borrowing costs for its variable rate debt. We believe the current price assigns an overly punitive valuation of Vornado’s current property portfolio.
Bread Financial, a U.S.-based leading provider of private
label/co-branded credit card and loyalty solutions to retailers, hindered relative performance following recent poor quarterly earnings and concerns about the loss of a major credit
card customer. Additionally, concern regarding a potential
downturn in the U.S. economy, which could lead to elevated
credit losses, has depressed the stock price. We expect
Bread Financial to continue to make progress in building its platform through new customer and program acquisitions.
Additionally, we expect that Bread Financial should be able
to withstand a rise in credit losses due to a more difficult macroeconomic backdrop.
Portfolio Composition
12/31/22
% of Total
Net Assets
Banks 36.7%
Insurance 34.2%
Capital Markets 6.5%
Diversified Financial Services 4.4%
IT Services 3.8%
Consumer Finance 2.9%
Household Durables 2.8%
Real Estate Management & Development 2.4%
Trading Companies & Distributors 1.3%
Equity Real Estate Investment Trusts (REITs) 1.1%
Other 0.1%
Short-Term Investments & Other Net Assets 3.8%
Top 10 Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Willis Towers Watson plc 4.1%
Insurance, United States
UniCredit SpA 4.1%
Banks, Italy
ING Groep NV 4.1%
Banks, Netherlands
BNP Paribas SA 4.0%
Banks, France
Everest Re Group Ltd. 3.9%
Insurance, United States
ASR Nederland NV 3.8%
Insurance, Netherlands
Direct Line Insurance Group plc 3.7%
Insurance, United Kingdom
Citizens Financial Group, Inc. 3.7%
Banks, United States
Hartford Financial Services Group, Inc. (The) 3.6%
Insurance, United States
Deutsche Bank AG 3.6%
Capital Markets, Germany

Franklin Mutual Financial Services Fund

franklintempleton.com
Annual Report
During the period, the Fund held currency forwards and
futures, seeking to hedge a significant portion of the currency risk in the portfolio. The hedges had a positive overall impact on the Fund’s performance as the U.S. dollar rose against
most currencies during the period.
Although the Fund performed better than its benchmarks, as
fellow shareholders, we found recent absolute performance
disappointing. However, we remain committed to our
disciplined, value investment approach as we seek to
generate attractive, long-term, risk-adjusted returns for
shareholders.
Thank you for your participation in Franklin Mutual Financial
Services Fund. We look forward to continuing to serve your
investment needs.
Andrew Dinnhaupt, CFA
Lead Portfolio Manager
Luis Hernandez
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2022
Franklin Mutual Financial Services Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/2 2
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Z
1-Year -4.76% -4.76%
5-Year +9.77% +1.88%
10-Year +111.13% +7.76%
A
4
1-Year -4.99% -10.22%
5-Year +8.44% +0.49%
10-Year +105.65% +6.87%
See page 24 for Performance Summary footnotes.

Franklin Mutual Financial Services Fund
Performance Summary

franklintempleton.com
Annual Report
See page 24 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(
12/31/12–12/31/22)
Class A
(12/31/12–12/31/22)

Franklin Mutual Financial Services Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. The
Fund concentrates its investments in companies operating in the financial services industry, and is particularly sensitive to associated risks, including interest rate risks, economic risks, competition and political risks. Special risks are associated with foreign investing, including currency fluctuations, economic instabili-
ty and political developments. Investing in a single-sector fund involves special risks, including greater sensitivity to economic, political or regulatory develop-
ments impacting the sector. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Smaller-company stocks have exhibited greater price volatility than larger-company stocks, particularly over the short term. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI World Financials Index-NR (USD) captures large- and mid-cap financials sector representation across developed market countries. Net Re-
turns (NR) include income net of tax withholding when dividends are paid. The S&P 500
®
Financials Index is market capitalization-weighted and consists of all financial stocks in the S&P 500
®
. The S&P 500
®
is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Z $0.5682
A $0.5052
C $0.2758
R6 $0.5957
Total Annual Operating Expenses
6
Share Class
Z 1.12%
A 1.37%

Your Fund’s Expenses
Franklin Mutual Financial Services Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,093.50 $5.15 $1,020.29 $4.97 0.98%
A $1,000 $1,092.20 $6.46 $1,019.03 $6.23 1.23%
C $1,000 $1,087.60 $10.42 $1,015.22 $10.06 1.98%
R6 $1,000 $1,094.00 $4.53 $1,020.88 $4.37 0.86%

franklintempleton.com
Annual Report
Franklin Mutual Global Discovery Fund
This annual report for Franklin Mutual Global Discovery Fund covers the fiscal year ended December 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests primarily in equity securities of
U.S. and foreign companies that we believe are available at
market prices less than their fundamental value. The equity
securities in which the Fund invests are primarily common
stock, with a current focus on mid- and large cap companies.
To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.
The Fund may invest a substantial portion, potentially up to
100% of its assets, in foreign securities and participations in foreign government debt. The Geographic Composition
table on this page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a -4.74% cumulative
total return for the 12 months ended December 31, 2022.
In comparison, the Fund’s benchmark, the MSCI World
Value Index-NR (USD), which measures the performance
of stocks exhibiting overall value style characteristics in
global developed markets, posted a -6.52 % cumulative total
return.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 29 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Investment Strategy
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe
can generate above-average risk-adjusted returns over
time for our shareholders. Our major investment strategy
is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of the
companies’ intrinsic or business value. We also look for
asset-rich companies whose shares may be trading at
depressed levels due to concerns over short-term earnings
disappointments, litigation, management strategy or other
perceived negatives. This strict value approach is not only
intended to improve the likelihood of capital appreciation, but also reduces the risk of substantial declines, in our opinion.
While the vast majority of our undervalued equity and debt
investments are made in publicly traded companies globally,
we may invest occasionally in privately held companies as
well.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
Geographic Composition
12/31/22
% of Total
Net Assets
United States 54.5%
Germany 10.1%
United Kingdom 6.0%
France 5.4%
Japan 4.8%
Netherlands 3.8%
Switzerland 2.5%
Israel 2.5%
Ireland 2.4%
Australia 2.1%
South Korea 1.6%
Canada 1.5%
Spain 1.1%
Other* 0.0%
Short-Term Investments & Other Net Assets 1.7%
*
Rounds to less than 0.1%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
76
.

Franklin Mutual Global Discovery Fund

franklintempleton.com
Annual Report
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
Stock selection in the financials and consumer staples
sectors, as well as an underweight in real estate, contributed to relative returns during 2022. Conversely, stock selection and an overweight in communication services, as well as
stock selection in materials and energy curbed relative
results. The Top 10 Industries table on this page lists the
industries in which the Fund primarily invests, some of which are within the sectors listed above.
Top positive contributors to performance during the 12-month period included BP, Canadian Natural Resources and
Williams. BP is listed among the Fund’s largest positions in the Top 10 Holdings table on this page.
U.K.-based global integrated oil company BP contributed
to relative returns, as it delivered repeated, strong earnings reports driven by positive results in its refining, trading, and retail businesses, along with the benefit of higher commodity prices. Results at its natural gas business were also ahead
of expectations. BP continues to pay down debt and use
its excess cash to buy back shares, while also hiking its
dividend 10%, and it continues to execute on transforming
the company into an integrated energy company.
Canadian Natural Resources, an oil and gas company,
bolstered relative performance during the period as rising oil prices supported the sector. The company further benefited
from robust earnings and news it was significantly raising its dividend. Canadian Natural Resources generates significant
amounts of excess free cash flow and is highly disciplined
with its capital. Its carbon footprint also is improving faster than generally perceived. During the year, we sold the
position given the strength in the share price.
U.S.-based energy infrastructure company Williams was
a significant relative contributor, amid improving investor
sentiment toward the energy sector. Greater appreciation of
both continued growth prospects and the strong contribution
Williams’ assets can make to decarbonization also benefited
the company’s share price performance. Additionally,
Williams stands to benefit from an expected increase in
liquid natural gas exports from the United States as efforts to reduce Europe’s reliance on Russian gas take hold. Williams
generates good free cash flow, financial results tend to be
stable, and it is our opinion the reinvestment opportunities have been underappreciated.
During the 12-month period, investments that detracted from
Fund performance included Charter Communications, Walt
Disney and Western Digital.
Top 10 Industries
12/31/22
% of Total
Net Assets
a
Health Care Providers & Services 7.6%
Banks 7.6%
Pharmaceuticals 6.4%
Insurance 6.0%
Oil, Gas & Consumable Fuels 5.8%
IT Services 5.0%
Food Products 4.3%
Entertainment 3.2%
Technology Hardware, Storage & Peripherals 2.8%
Automobiles 2.7%
Top 10 Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
BP plc 2.7%
Oil, Gas & Consumable Fuels, United Kingdom
Deutsche Telekom AG 2.6%
Diversified Telecommunication Services,
Germany
Novartis AG 2.5%
Pharmaceuticals, Switzerland
AerCap Holdings NV 2.4%
Trading Companies & Distributors, Ireland
Parker-Hannifin Corp. 2.3%
Machinery, United States
Siemens AG 2.3%
Industrial Conglomerates, Germany
Kraft Heinz Co. (The) 2.3%
Food Products, United States
Schlumberger Ltd. 2.2%
Energy Equipment & Services, United States
Willis Towers Watson plc 2.2%
Insurance, United States
DR Horton, Inc. 2.2%
Household Durables, United States

Franklin Mutual Global Discovery Fund

franklintempleton.com
Annual Report
Charter Communications, a U.S.-based cable company,
hampered relative results for the year. Its financial results showed weak broadband subscriber growth and the
company announced in December 2022 that capital
spending would be higher than previous forecasts over the
next three years, reducing free cash flow. The company is
unlikely to see revenue growth or operating expense savings
to offset the higher capital spending. Over the longer term, we expect to see improved subscriber growth trends driving
higher revenue and free cash flow growth. We anticipate
Charter’s share price appreciation will depend on growth in
subscribers, revenue, and earnings before interest, taxes,
depreciation and amortization (EBITDA) over the next few
years.
Also in the communication services sector, Walt Disney, a
media and entertainment company, was a detractor in 2022,
following disappointing quarterly results late in the year.
The company saw higher losses at its direct-to-consumer
(DTC) business and lower operating income at its theme
parks. Disney believes losses have peaked in its DTC
business, while its parks business saw higher expenses but
also record high attendance and guest spending. Forward
bookings continued to be strong. In November 2022,
following the earnings report, Disney announced that it would be bringing back Bob Iger as chief executive officer.
Western Digital, a hard drive and data storage company,
was a relative detractor. The company’s near-term outlook
was much weaker than analysts’ expectations in its latest
quarter, and order cuts in its consumer-focused businesses
as well as weaker pricing negatively affected revenues and
margins. We believe the tougher macroeconomic conditions
will hinder results over the next few quarters.
During the period, the Fund held currency forwards and
futures, seeking to hedge a significant portion of the currency risk in the portfolio. The hedges had a positive overall impact on the Fund’s performance as the U.S. dollar rose against
most currencies during the period.
Although the Fund performed better than its benchmark, as
fellow shareholders, we found recent absolute performance
disappointing. However, we remain committed to our
disciplined, value investment approach as we seek to
generate attractive, long-term, risk-adjusted returns for
shareholders.
Thank you for your participation in Franklin Mutual Global
Discovery Fund. We look forward to continuing to serve your
investment needs.
Christian Correa, CFA
Katrina Dudley, CFA
Timothy Rankin, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2022
Franklin Mutual Global Discovery Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/2 2
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Z
1-Year -4.74%
4
-4.74%
4
5-Year +21.28% +3.93%
10-Year +92.28% +6.76%
A
5
1-Year -4.99%
4
-10.21%
5-Year +19.79% +2.51%
10-Year +87.27% +5.87%
See page 31 for Performance Summary footnotes.

Franklin Mutual Global Discovery Fund
Performance Summary

franklintempleton.com
Annual Report
See page 31 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(12/31/12–12/31/22)
Class A
(12/31/12–12/31/22)

Franklin Mutual Global Discovery Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. To the extent that the
Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Smaller-company stocks have exhibited greater price volatility than larger-company stocks, particularly over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The Fund may invest in lower-rated bonds, which entail higher credit risk. The manager’s portfolio se-
lection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies.
Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/22 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
5. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
6. Source: FactSet. MSCI World Value Index-NR (USD) is a free float-adjusted, market capitalization-weighted index designed to measure the performance of stocks exhibiting overall value style characteristics in global developed markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
Z $0.5648 $2.2319 $2.7967
A $0.4940 $2.2319 $2.7259
C $0.2355 $2.2319 $2.4674
R $0.4237 $2.2319 $2.6556
R6 $0.5917 $2.2319 $2.8236
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
Z 1.02% 1.04%
A 1.27% 1.29%

Your Fund’s Expenses
Franklin Mutual Global Discovery Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements . Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,052.30 $4.61 $1,020.71 $4.54 0.89%
A $1,000 $1,051.10 $5.90 $1,019.45 $5.81 1.14%
C $1,000 $1,046.60 $9.78 $1,015.65 $9.63 1.90%
R $1,000 $1,049.30 $7.19 $1,018.19 $7.08 1.39%
R6 $1,000 $1,052.50 $4.13 $1,021.18 $4.07 0.80%

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
This annual report for Franklin Mutual Quest Fund covers the fiscal year ended December 31 , 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may occasionally
be short term. The secondary goal is income. Under normal
market conditions, the Fund invests substantially to primarily in equity securities of U.S. and foreign companies that
we believe are available at market prices less than their
fundamental value. The equity securities in which the Fund
invests are primarily common stock, with a current focus on
mid- and large-cap companies. To a lesser extent, the Fund
also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund may invest a
substantial portion, potentially up to 100% of its assets, in foreign securities and participations in foreign government
debt. The Geographic Composition table on this page lists
the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a -6.86% cumulative
total return for the 12 months ended December 31, 2022.
In comparison, the Fund’s primary benchmark, the blended
70% MSCI World Value Index-NR (USD) + 30% Bloomberg
U.S. Corporate High Yield Index (Blended Benchmark),
posted a -7.82% cumulative total return.
1
Also for
comparison, the Fund’s secondary benchmark,
the MSCI World Value Index-NR (USD), which is designed to
measure the performance of stocks exhibiting overall value
style characteristics in global developed markets, posted
a -6.52% cumulative total return.
2
Additionally, the Fund’s
third benchmark, the Bloomberg U.S. Corporate High Yield
Index, which measures the performance of the U.S. dollar-
denominated, high-yield, fixed-rate corporate bond market,
defined as the middle or lower ratings of Moody’s, Standard
& Poor’s and Fitch (Ba1/BB+/BB+ or below), posted a
-11.19% cumulative total return.
2
You can find more of the
Fund’s performance data in the Performance Summary
beginning on page 36 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe
can generate above-average risk-adjusted returns over
time for our shareholders. Our major investment strategy
is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of the
companies’ intrinsic or business value. We also look for
asset-rich companies whose shares may be trading at
depressed levels due to concerns over short-term earnings
disappointments, litigation, management strategy or other
perceived negatives. This strict value approach is not only
intended to improve the likelihood of capital appreciation, but also reduces the risk of substantial declines, in our opinion.
While the vast majority of our undervalued equity and debt
investments are made in publicly traded companies globally,
we may invest occasionally in privately held companies as
well.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
Geographic Composition
12/31/22
% of Total
Net Assets
United States 65.4%
United Kingdom 5.8%
Netherlands 4.0%
Israel 3.7%
Germany 3.0%
Switzerland 2.1%
France 1.5%
Canada 1.1%
China 1.1%
Other 1.3%
Short-Term Investments & Other Net Assets 11.0%
1. Source: FactSet. The Blended Benchmark was calculated internally.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
86
.

Franklin Mutual Quest Fund

franklintempleton.com
Annual Report
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
During the year, security selection in the financials,
consumer staples and industrials sectors bolstered relative
performance. Conversely, stock selection in health care,
security selection and an overweight in communication
services and an underweight in energy hindered relative
results. The Top 10 Industries table on this page lists the
industries in which the Fund primarily invests, some of which are within the sectors listed above.
Top positive contributors to performance during the 12-month period included British American Tobacco, Everest Re Group
and Check Point Software.
British American Tobacco supported relative returns,
following the release of a solid earnings report during the
second half of the review period. Revenues were up on an
acceleration of sales of its next generation tobacco products and good pricing in combustible products. Looking ahead,
the company sees 2-4% revenue growth on a foreign
exchange neutral basis and is making progress in achieving
GBP5 billion in sales from next generation tobacco products
by 2025.
Everest Re, a Bermuda-based reinsurer that has operations
in the U.S., contributed to relative performance in the
period, after the company’s management sounded confident
subsequent to its latest earnings report that the company
would be able to benefit from a hardening pricing market,
following Hurricane Ian and the conservatism of its
catastrophe loss estimate in the third quarter.
Check Point Software, an Israel-based cybersecurity
company, contributed to relative returns. After several
quarters of strong billings growth, Check Point has seen
a pickup in sales growth. As the market comes to better
appreciate the faster growth at Check Point, we expect the
shares to re-rate.
During the 12-month period, investments that detracted from
Fund performance included Elanco Animal Health, Charter
Communications and Walt Disney.
Top 10 Industries
12/31/22
% of Total
Net Assets
a
Insurance 11.8%
Pharmaceuticals 10.5%
Software 7.3%
Banks 6.9%
Media 6.2%
Entertainment 4.5%
Communications Equipment 4.1%
Diversified Telecommunication Services 3.5%
Specialty Retail 3.3%
IT Services 2.9%
Top 10 Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Sorenson Communications LLC 3.7%
Communications Equipment, United States
First Horizon Corp. 3.7%
Banks, United States
Bausch Health Cos., Inc. 3.3%
Pharmaceuticals, United States
Activision Blizzard, Inc. 2.9%
Entertainment, United States
Direct Line Insurance Group plc 2.8%
Insurance, United Kingdom
Staples, Inc. 2.6%
Specialty Retail, United States
Tower Semiconductor Ltd. 2.3%
Semiconductors & Semiconductor Equipment,
Israel
Veritas US, Inc. / Veritas Bermuda Ltd. 2.2%
Software, United States
Bausch Health Americas, Inc. 2.1%
Pharmaceuticals, United States
Novartis AG 2.1%
Pharmaceuticals, Switzerland

Franklin Mutual Quest Fund

franklintempleton.com
Annual Report
Elanco Animal Health, a U.S.-based animal health care
company, detracted from relative returns as the company
faced several headwinds that affected its business, including general economic weakness, currency headwinds, a slower
recovery from COVID-19 lockdowns in China, supply-chain
problems, and negative safety publicity with its Seresto
collar. These concerns, along with higher interest rates,
harmed the company’s equity value due to its high financial
leverage. We expect business performance to improve over
the medium term with better execution, increased pricing,
and a focus on innovation and pipeline progress. In addition, management is committed to bringing down leverage by
using most of its free cash flow to pay down debt.
Charter Communications, a U.S.-based cable company,
hampered relative results for the year. Its financial results showed weak broadband subscriber growth and the
company announced in December 2022 that capital
spending would be higher than previous forecasts over the
next three years, reducing free cash flow. The company is
unlikely to see revenue growth or operating expense savings
to offset the higher capital spending. Over the longer term, we expect to see improved subscriber growth trends driving
higher revenue and free cash flow growth. We anticipate
Charter’s share price appreciation will depend on growing
subscribers, revenue, and earnngs before interest, taxes,
depreciation and amortization (EBITDA) over the next few
years.
Also in the communication services sector, Walt Disney, a
media and entertainment company, was a detractor in 2022,
following disappointing quarterly results late in the year.
The company saw higher losses at its direct-to-consumer
(DTC) business and lower operating income at its theme
parks. Disney believes losses have peaked in its DTC
business, while its parks business saw higher expenses but
also record high attendance and guest spending. Forward
bookings continued to be strong. In November 2022,
following its earnings report, Disney announced that it would be bringing back Bob Iger as chief executive officer.
During the period, the Fund held currency forwards and
futures, seeking to substantially hedge a significant portion of the currency risk in the portfolio. The hedges had a positive overall impact on the Fund’s performance as the U.S. dollar
rose against most currencies during the period.
Although the Fund performed better than its primary and
third benchmarks and only modestly underperformed its
secondary benchmark, as fellow shareholders, we found
recent absolute and relative performance disappointing.
Our strategy of seeking undervalued stocks can lag the
value equity markets at times, but we remain committed
to our disciplined, value investment approach as we seek
to generate attractive, long-term, risk-adjusted returns for shareholders.
Thank you for your participation in Franklin Mutual
Quest Fund. We look forward to continuing to serve your
investment needs.
Keith Luh, CFA
Lead Portfolio Manager
Andrew Dinnhaupt, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2022
Franklin Mutual Quest Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/2 2
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Z
1-Year -6.86% -6.86%
5-Year +6.42% +1.25%
10-Year +63.31% +5.03%
A
4
1-Year -7.16% -12.28%
5-Year +5.04% -0.15%
10-Year +58.97% +4.15%
See page 38 for Performance Summary footnotes.

Franklin Mutual Quest Fund
Performance Summary

franklintempleton.com
Annual Report
See page 38 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(
12/31/12–12/31/22)
Class A
(12/31/12–12/31/22)

Franklin Mutual Quest Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a Fund that is more broadly diversified geographically. Smaller-company stocks have exhibited greater price volatility than larger-company stocks, particularly over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The Fund may invest in lower-rated bonds, which entail higher credit risk. The manager’s portfolio se-
lection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies.
Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Blended Benchmark (70% MSCI World Value Index-NR (USD) + 30% Bloomberg U.S. Corporate High Yield Index) is a combination of leading global stock and U.S. high-yield bond indexes. The MSCI World Value Index-NR (USD) is a free float-adjusted, market capitalization-weighted index designed to measure the performance of stocks exhibiting overall value style characteristics in global developed markets. The Bloomberg U.S. Corporate High Yield Index measures the perfor¬mance of the U.S. dollar-denominated, high-yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, S&P and Fitch is Ba1/BB+/
BB+ or below. Bonds from issuers with an emerging markets (EM) country of risk, based on Bloomberg EM country definition, are excluded. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Z $0.4928
A $0.4574
C $0.3401
R $0.4159
R6 $0.5011
Total Annual Operating Expenses
6
Share Class
Z 0.87%
A 1.12%

Your Fund’s Expenses
Franklin Mutual Quest Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,011.10 $3.77 $1,021.46 $3.79 0.74%
A $1,000 $1,009.30 $5.03 $1,020.20 $5.06 0.99%
C $1,000 $1,005.70 $8.81 $1,016.42 $8.86 1.74%
R $1,000 $1,007.80 $6.29 $1,018.94 $6.33 1.24%
R6 $1,000 $1,011.00 $3.49 $1,021.74 $3.50 0.69%

franklintempleton.com
Annual Report
Franklin Mutual Shares Fund
This annual report for Franklin Mutual Shares Fund covers
the fiscal year ended December 31 , 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. The secondary goal is income.
Under normal market conditions, the Fund invests primarily
in equity securities of U.S. and foreign companies that
we believe are available at market prices less than their
fundamental value. The equity securities in which the Fund
invests are primarily common stock, with a current focus on
mid- and large-cap companies, and the remaining portion in
smaller companies. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of
distressed companies. The Fund may invest up to 35% of
its assets in foreign securities and participations in foreign government debt. The Geographic Composition table on this
page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a -7.11% cumulative
total return for the 12 months ended December 31, 2022.
For comparison, the Fund’s benchmark, the Russell 1000
®
Value Index, which measures the performance of the large-
cap value segment of the U.S. equity universe, posted a
-7.54% cumulative total return for the period under review.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 43 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Investment Strategy
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe
can generate above-average risk-adjusted returns over
time for our shareholders. Our major investment strategy
is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of the
companies’ intrinsic or business value. We also look for
asset-rich companies whose shares may be trading at
depressed levels due to concerns over short-term earnings
disappointments, litigation, management strategy or other
perceived negatives. This strict value approach is not only
intended to improve the likelihood of capital appreciation, but also reduces the risk of substantial declines, in our opinion.
While the vast majority of our undervalued equity and debt
investments are made in publicly traded companies globally,
we may invest occasionally in privately held companies as
well.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
Geographic Composition*
12/31/22
% of Total
Net Assets
United States 91.7%
United Kingdom 3.1%
Switzerland 2.3%
Netherlands 1.5%
Other** 0.0%
Short-Term Investments & Other Net Assets 1.4%
*
The Fund held 6.9% of total net assets in foreign securities.
**
Rounds to less than 0.1%
1. Source: Morningstar. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a
trademark of Frank Russell Company.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
99
.

Franklin Mutual Shares Fund

franklintempleton.com
Annual Report
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
In 2022, stock selection in financials, information technology and consumer staples contributed to relative returns.
Conversely, stock selection in the energy sector, along with overweighting in consumer discretionary and communication
services, curbed relative results. The Top 10 Industries table on this page lists the industries in which the Fund primarily invests, some of which are within the sectors listed above.
Top positive contributors to performance during the 12-month period included BP, Williams and Kraft Heinz. Kraft Heinz
is listed among the Fund’s largest positions in the Top 10
Holdings table on this page.
U.K.-based global integrated oil company BP contributed to
relative returns, as the company delivered repeated, strong
earnings reports driven by positive results in its refining, trading, and retail businesses, along with the benefit of
higher commodity prices. Results at its natural gas business were also ahead of expectations. BP continues to pay down
debt and use its excess cash to buy back shares, while
also hiking its dividend 10%, and it continues to execute
on transforming the company into an integrated energy
company.
U.S.-based energy infrastructure company Williams was
a significant relative contributor, amid improving investor
sentiment toward the energy sector. Greater appreciation of
both continued growth prospects and the strong contribution
Williams’ assets can make to decarbonization also benefited
the company’s share price performance. Additionally,
Williams stands to benefit from an expected increase in
liquid natural gas exports from the United States as efforts to reduce Europe’s reliance on Russian gas take hold. Williams
generates good free cash flow, financial results tend to be
stable, and it is our opinion the reinvestment opportunities have been underappreciated.
Kraft Heinz contributed to relative performance during the
period. Kraft’s management team is pursuing a strategy to
reinvigorate certain categories and brands and the company
continues to prune lower growth brands to position it for
better growth prospects in the future. Moreover, Kraft’s
balance sheet has materially improved over the past several
years, affording it increasing financial flexibility toward value creating capital allocation.
During the 12-month period, investments that detracted
from Fund performance included Charter Communications,
Elanco Animal Health and Western Digital.
Top 10 Industries
12/31/22
% of Total
Net Assets
a
Banks 11.3%
Pharmaceuticals 8.2%
Health Care Providers & Services 6.0%
IT Services 5.8%
Software 5.7%
Oil, Gas & Consumable Fuels 5.4%
Media 4.3%
Entertainment 4.0%
Insurance 3.6%
Textiles, Apparel & Luxury Goods 2.6%
Top 10 Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 2.8%
Banks, United States
Tapestry, Inc. 2.6%
Textiles, Apparel & Luxury Goods, United States
Parker-Hannifin Corp. 2.6%
Machinery, United States
Schlumberger Ltd. 2.6%
Energy Equipment & Services, United States
DR Horton, Inc. 2.6%
Household Durables, United States
Kraft Heinz Co. (The) 2.5%
Food Products, United States
CVS Health Corp. 2.5%
Health Care Providers & Services, United States
Johnson Controls International plc 2.4%
Building Products, United States
Bank of America Corp. 2.4%
Banks, United States
CBRE Group, Inc. 2.4%
Real Estate Management & Development,
United States

Franklin Mutual Shares Fund

franklintempleton.com
Annual Report
Charter Communications, a U.S.-based cable company,
hampered relative results for the year. Its financial results showed weak broadband subscriber growth and the
company announced in December 2022 that capital
spending would be higher than previous forecasts over the
next three years, reducing free cash flow. The company is
unlikely to see revenue growth or operating expense savings
to offset the higher capital spending, in our view. Over the longer term, we expect to see improved subscriber growth
trends driving higher revenue and free cash flow growth. We
anticipate Charter’s share price appreciation will depend on growth in subscribers, revenue, and earnings before interest, taxes, depreciation and amortization (EBITDA) over the next
few years.
Elanco Animal Health, a U.S.-based animal health care
company, detracted from relative returns as the company
faced several headwinds that affected its business, including general economic weakness, currency headwinds, a slower
recovery from COVID-19 lockdowns in China, supply-chain
problems, and negative safety publicity with its Seresto
collar. These concerns, along with higher interest rates,
harmed the company’s equity value due to its high financial
leverage. We expect business performance to improve over
the medium term with better execution, increased pricing,
and a focus on innovation and pipeline progress. In addition, management is committed to bringing down leverage by
using most of its free cash flow to pay down debt.
Western Digital, a U.S.-based hard drive and data storage
company, was a relative detractor. The company’s near-
term outlook was much weaker than analysts’ expectations
in its latest quarter, and order cuts in its consumer-
focused businesses as well as weaker pricing negatively
affected revenues and margins. We believe the tougher
macroeconomic conditions will hinder results over the next
few quarters.
During the period, the Fund held currency forwards and
futures, seeking to hedge a significant portion of the currency risk in the portfolio. The hedges had a positive overall impact on the Fund’s performance as the dollar rose against most
currencies during the period.
Although the Fund performed better than its benchmark, as
fellow shareholders, we found recent absolute performance
disappointing. However, we remain committed to our
disciplined, value investment approach as we seek to
generate attractive, long-term, risk-adjusted returns for
shareholders.
Thank you for your participation in Franklin Mutual
Shares Fund. We look forward to continuing to serve your
investment needs.
Christian Correa, CFA
Co-Lead Portfolio Manager
Grace Hoefig
Co-Lead Portfolio Manager
Debbie A. Turner, CFA
Assistant Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2022
Franklin Mutual Shares Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/2 2
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Z
1-Year -7.11% -7.11%
5-Year +18.90% +3.52%
10-Year +98.19% +7.08%
A
4
1-Year -7.35% -12.46%
5-Year +17.44% +2.11%
10-Year +93.12% +6.20%
See page 45 for Performance Summary footnotes.

Franklin Mutual Shares Fund
Performance Summary

franklintempleton.com
Annual Report
See page 45 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(12/31/12–12/31/22)
Class A
(12/31/12–12/31/22)

Franklin Mutual Shares Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms.
The Fund may invest in lower-rated bonds, which entail higher credit risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Russell 1000
®
Value Index is market capitalization weighted and measures the performance of those Russell 1000
®
Index companies with relatively
lower price-to-book ratios and lower forecasted growth rates. Russell 1000
®
Index is market capitalization weighted and measures the performance of the approximately
1,000 largest companies in the Russell 3000
®
Index, which represents the majority of the U.S. market’s total capitalization.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
Z $0.3718 $1.8398 $2.2116
A $0.3114 $1.8398 $2.1512
C $0.1230 $1.8398 $1.9628
R $0.2461 $1.8398 $2.0859
R6 $0.3883 $1.8398 $2.2281
Total Annual Operating Expenses
6
Share Class
Z 0.81%
A 1.06%

Your Fund’s Expenses
Franklin Mutual Shares Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,063.10 $3.70 $1,021.62 $3.63 0.71%
A $1,000 $1,062.30 $5.00 $1,020.36 $4.90 0.96%
C $1,000 $1,058.00 $8.88 $1,016.57 $8.70 1.71%
R $1,000 $1,060.50 $6.30 $1,019.09 $6.17 1.21%
R6 $1,000 $1,063.50 $3.33 $1,021.98 $3.26 0.64%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.96 $16.48 $16.40 $13.76 $16.61
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.26 0.51
c
0.33 0.29
Net realized and unrealized gains (losses) ........... (2.45) 2.45 0.12 3.06 (1.68)
Total from investment operations .................... (2.17) 2.71 0.63 3.39 (1.39)
Less distributions from:
Net investment income .......................... (0.23) (0.37) (0.45) (0.36) (0.31)
Net realized gains ............................. (1.19) (0.86) (0.10) (0.39) (1.15)
Total distributions ............................... (1.42) (1.23) (0.55) (0.75) (1.46)
Net asset value, end of year ....................... $14.37 $17.96 $16.48 $16.40 $13.76
Total return .................................... (11.67)% 16.68% 4.08% 24.96% (8.24)%
Ratios to average net assets
Expenses
d,e
.................................... 0.77% 0.81% 0.82% 0.81%
f
0.80%
f
Expenses - incurred in connection with securities sold short —%
g
0.01% 0.02% 0.02% 0.01%
Net investment income ........................... 1.73% 1.41% 3.56%
c
2.11% 1.77%
Supplemental data
Net assets, end of year (000’s) ..................... $2,010,947 $2,508,213 $2,320,077 $2,600,744 $2,271,217
Portfolio turnover rate ............................ 49.68% 40.89% 42.37% 30.72% 47.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.56%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.76 $16.30 $16.24 $13.63 $16.47
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.21 0.47
c
0.29 0.25
Net realized and unrealized gains (losses) ........... (2.42) 2.43 0.10 3.03 (1.67)
Total from investment operations .................... (2.19) 2.64 0.57 3.32 (1.42)
Less distributions from:
Net investment income .......................... (0.19) (0.32) (0.41) (0.32) (0.27)
Net realized gains ............................. (1.19) (0.86) (0.10) (0.39) (1.15)
Total distributions ............................... (1.38) (1.18) (0.51) (0.71) (1.42)
Net asset value, end of year ....................... $14.19 $17.76 $16.30 $16.24 $13.63
Total return
d
................................... (11.91)% 16.46% 3.75% 24.69% (8.49)%
Ratios to average net assets
Expenses
e,f
.................................... 1.02% 1.06% 1.07% 1.06%
g
1.05%
g
Expenses - incurred in connection with securities sold short —%
h
0.01% 0.02% 0.02% 0.01%
Net investment income ........................... 1.48% 1.16% 3.32%
c
1.86% 1.52%
Supplemental data
Net assets, end of year (000’s) ..................... $798,281 $987,817 $893,378 $1,028,482 $890,294
Portfolio turnover rate ............................ 49.68% 40.89% 42.37% 30.72% 47.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.33%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.88 $16.37 $16.29 $13.65 $16.34
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.08 0.39
c
0.17 0.13
Net realized and unrealized gains (losses) ........... (2.43) 2.43 0.06 3.04 (1.65)
Total from investment operations .................... (2.31) 2.51 0.45 3.21 (1.52)
Less distributions from:
Net investment income .......................... (0.06) (0.14) (0.27) (0.18) (0.02)
Net realized gains ............................. (1.19) (0.86) (0.10) (0.39) (1.15)
Total distributions ............................... (1.25) (1.00) (0.37) (0.57) (1.17)
Net asset value, end of year ....................... $14.32 $17.88 $16.37 $16.29 $13.65
Total return
d
................................... (12.55)% 15.55% 2.96% 23.74% (9.19)%
Ratios to average net assets
Expenses
e,f
.................................... 1.77% 1.80% 1.82% 1.81%
g
1.80%
g
Expenses - incurred in connection with securities sold short —%
h
0.01% 0.02% 0.02% 0.01%
Net investment income ........................... 0.75% 0.43% 2.75%
c
1.11% 0.77%
Supplemental data
Net assets, end of year (000’s) ..................... $18,813 $27,853 $35,273 $52,620 $59,828
Portfolio turnover rate ............................ 49.68% 40.89% 42.37% 30.72% 47.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.76%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.51 $16.09 $16.03 $13.46 $16.28
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.16 0.44
c
0.24 0.20
Net realized and unrealized gains (losses) ........... (2.38) 2.40 0.09 3.01 (1.64)
Total from investment operations .................... (2.19) 2.56 0.53 3.25 (1.44)
Less distributions from:
Net investment income .......................... (0.16) (0.28) (0.37) (0.29) (0.23)
Net realized gains ............................. (1.19) (0.86) (0.10) (0.39) (1.15)
Total distributions ............................... (1.35) (1.14) (0.47) (0.68) (1.38)
Net asset value, end of year ....................... $13.97 $17.51 $16.09 $16.03 $13.46
Total return .................................... (12.08)% 16.12% 3.49% 24.33% (8.65)%
Ratios to average net assets
Expenses
d,e
.................................... 1.27% 1.31% 1.32% 1.31%
f
1.30%
f
Expenses - incurred in connection with securities sold short —%
g
0.01% 0.02% 0.02% 0.01%
Net investment income ........................... 1.22% 0.92% 3.16%
c
1.61% 1.27%
Supplemental data
Net assets, end of year (000’s) ..................... $1,329 $1,388 $1,262 $1,769 $1,662
Portfolio turnover rate ............................ 49.68% 40.89% 42.37% 30.72% 47.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.17%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.96 $16.47 $16.40 $13.75 $16.60
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.26 0.53
c
0.34 0.30
Net realized and unrealized gains (losses) ........... (2.46) 2.47 0.10 3.07 (1.68)
Total from investment operations .................... (2.16) 2.73 0.63 3.41 (1.38)
Less distributions from:
Net investment income .......................... (0.24) (0.38) (0.46) (0.37) (0.32)
Net realized gains ............................. (1.19) (0.86) (0.10) (0.39) (1.15)
Total distributions ............................... (1.43) (1.24) (0.56) (0.76) (1.47)
Net asset value, end of year ....................... $14.37 $17.96 $16.47 $16.40 $13.75
Total return .................................... (11.61)% 16.83% 4.08% 25.13% (8.18)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.71% 0.77% 0.78% 0.76% 0.75%
Expenses net of waiver and payments by affiliates
d,e
..... 0.70% 0.75% 0.75% 0.74% 0.73%
Expenses - incurred in connection with securities sold short —%
f
0.01% 0.02% 0.02% 0.01%
Net investment income ........................... 1.83% 1.39% 3.67%
c
2.18% 1.84%
Supplemental data
Net assets, end of year (000’s) ..................... $101,313 $151,226 $70,839 $90,220 $79,358
Portfolio turnover rate ............................ 49.68% 40.89% 42.37% 30.72% 47.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.68%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2022
Franklin Mutual Beacon Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.0%
Aerospace & Defense 3.0%
Airbus SE ........................................... France 744,047 $ 88,464,915
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 2,846,329 100,185
Banks 12.1%
BNP Paribas SA ...................................... France 1,247,577 71,032,708
ING Groep NV ....................................... Netherlands 6,773,522 82,505,533
JPMorgan Chase & Co. ................................. United States 981,594 131,631,755
b
SVB Financial Group ................................... United States 296,818 68,309,695
353,479,691
Beverages 3.3%
Heineken NV ........................................ Netherlands 1,026,782 96,710,409
Building Products 3.4%
Johnson Controls International plc ......................... United States 1,574,077 100,740,928
Capital Markets 3.7%
BlackRock, Inc. ....................................... United States 154,529 109,503,885
Containers & Packaging 2.4%
International Paper Co. ................................. United States 2,027,054 70,196,880
Diversified Telecommunication Services 2.9%
Deutsche Telekom AG .................................. Germany 4,316,623 85,882,049
Electrical Equipment 2.8%
Sensata Technologies Holding plc ......................... United States 2,051,263 82,830,000
Entertainment 2.1%
Activision Blizzard, Inc. ................................. United States 806,292 61,721,653
Equity Real Estate Investment Trusts (REITs) 2.8%
Brixmor Property Group, Inc. ............................. United States 3,630,812 82,310,508
Food Products 2.2%
Kraft Heinz Co. (The) .................................. United States 1,563,667 63,656,884
Health Care Equipment & Supplies 3.6%
Medtronic plc ........................................ United States 1,354,332 105,258,683
Health Care Providers & Services 2.3%
Elevance Health, Inc. .................................. United States 129,791 66,578,889
Household Products 3.1%
Reckitt Benckiser Group plc ............................. United Kingdom 1,317,753 91,338,072
Insurance 3.3%
Hartford Financial Services Group, Inc. (The) ................ United States 1,251,556 94,905,491
Interactive Media & Services 2.1%
b
Meta Platforms, Inc., A ................................. United States 506,973 61,009,131
IT Services 3.2%
Global Payments, Inc. .................................. United States 939,117 93,273,100
Media 3.2%
b
Charter Communications, Inc., A .......................... United States 273,236 92,654,328
Metals & Mining 2.8%
Rio Tinto plc ......................................... Australia 1,164,189 81,936,936

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 5.9%
BP plc .............................................. United Kingdom 19,901,412 $ 114,825,236
Suncor Energy, Inc. .................................... Canada 1,864,565 59,145,544
173,970,780
Personal Products 3.7%
b
Haleon plc .......................................... United States 27,522,070 108,889,758
Pharmaceuticals 13.4%
b
Elanco Animal Health, Inc. ............................... United States 5,101,850 62,344,607
Eli Lilly & Co. ........................................ United States 187,083 68,442,445
GSK plc ............................................ United States 5,236,438 90,498,842
Merck & Co., Inc. ..................................... United States 603,685 66,978,851
Novartis AG, ADR ..................................... Switzerland 1,161,739 105,392,962
393,657,707
Technology Hardware, Storage & Peripherals 1.7%
b
Western Digital Corp. .................................. United States 1,595,028 50,323,133
Textiles, Apparel & Luxury Goods 8.0%
adidas AG ........................................... Germany 481,281 65,223,249
Cie Financiere Richemont SA ............................ Switzerland 602,829 78,158,559
Tapestry, Inc. ........................................ United States 2,368,958 90,209,921
233,591,729
Total Common Stocks (Cost $2,469,140,322) ....................................
2,842,985,724
Companies in Liquidation 0.0%
a,b,d
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 5,229,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $2,469,140,322) .............................
2,842,985,724
a
Short Term Investments 2.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.8%
e
FHLB, 1/03/23 ....................................... United States 79,300,000 79,300,000
e
U.S. Treasury Bills ,
1/05/23 ........................................... United States 1,500,000 1,499,698
1/19/23 ........................................... United States 1,000,000 998,393
6/22/23 ........................................... United States 1,500,000 1,467,941
3,966,032
Total U.S. Government and Agency Securities (Cost $83,248,972) .................
83,266,032
Total Short Term Investments (Cost $83,248,972 ) ................................
83,266,032
a
Total Investments (Cost $2,552,389,294) 99.8% ..................................
$2,926,251,756
Other Assets, less Liabilities 0.2% .............................................
4,431,272
Net Assets 100.0% ...........................................................
$2,930,683,028

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See A bbreviations on page 151 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 16 regarding fair value measurements.
b
Non-income producing.
c
See Note 12 regarding restricted securities.
d
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
e
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.91 $19.49 $21.31 $17.89 $20.93
Income from investment operations
a
:
Net investment income
b
......................... 0.60 0.58 0.56
c
0.54 0.49
Net realized and unrealized gains (losses) ........... (0.74) 2.61 (1.92) 3.46 (2.80)
Total from investment operations .................... (0.14) 3.19 (1.36) 4.00 (2.31)
Less distributions from:
Net investment income .......................... (0.70) (0.77) (0.46) (0.58) (0.73)
Net asset value, end of year ....................... $21.07 $21.91 $19.49 $21.31 $17.89
Total return .................................... (0.51)% 16.49% (6.23)% 22.28% (11.12)%
Ratios to average net assets
Expenses
d,e
.................................... 1.00%
f
1.07%
f
1.08%
f
1.04% 1.04%
f
Expenses - incurred in connection with securities sold short —% —% —% —% —%
g
Net investment income ........................... 2.87% 2.71% 3.19%
c
2.77% 2.38%
Supplemental data
Net assets, end of year (000’s) ..................... $414,151 $457,644 $450,864 $789,012 $958,149
Portfolio turnover rate ............................ 32.10% 32.03% 24.04% 12.16% 35.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.30 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.24 $18.91 $20.67 $17.37 $20.33
Income from investment operations
a
:
Net investment income
b
......................... 0.53 0.51 0.54
c
0.49 0.41
Net realized and unrealized gains (losses) ........... (0.72) 2.54 (1.91) 3.33 (2.69)
Total from investment operations .................... (0.19) 3.05 (1.37) 3.82 (2.28)
Less distributions from:
Net investment income .......................... (0.64) (0.72) (0.39) (0.52) (0.68)
Net asset value, end of year ....................... $20.41 $21.24 $18.91 $20.67 $17.37
Total return
d
................................... (0.73)% 16.23% (6.50)% 21.98% (11.29)%
Ratios to average net assets
Expenses
e,f
.................................... 1.25%
g
1.32%
g
1.33%
g
1.29% 1.29%
g
Expenses - incurred in connection with securities sold short —% —% —% —% —%
h
Net investment income ........................... 2.60% 2.45% 3.14%
c
2.52% 2.13%
Supplemental data
Net assets, end of year (000’s) ..................... $256,163 $281,685 $272,579 $512,218 $564,038
Portfolio turnover rate ............................ 32.10% 32.03% 24.04% 12.16% 35.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.60 $19.17 $20.93 $17.56 $20.38
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.38 0.38
c
0.35 0.29
Net realized and unrealized gains (losses) ........... (0.73) 2.54 (1.90) 3.35 (2.72)
Total from investment operations .................... (0.34) 2.92 (1.52) 3.70 (2.43)
Less distributions from:
Net investment income .......................... (0.43) (0.49) (0.24) (0.33) (0.39)
Net asset value, end of year ....................... $20.83 $21.60 $19.17 $20.93 $17.56
Total return
d
................................... (1.42)% 15.32% (7.15)% 21.01% (11.96)%
Ratios to average net assets
Expenses
e,f
.................................... 2.00%
g
2.07%
g
2.08%
g
2.04% 2.04%
g
Expenses - incurred in connection with securities sold short —% —% —% —% —%
h
Net investment income ........................... 1.91% 1.83% 2.18%
c
1.77% 1.38%
Supplemental data
Net assets, end of year (000’s) ..................... $15,190 $24,236 $34,693 $61,743 $78,149
Portfolio turnover rate ............................ 32.10% 32.03% 24.04% 12.16% 35.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.47%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.75 $18.49 $20.27 $17.05 $19.97
Income from investment operations
a
:
Net investment income
b
......................... 0.44 0.45 0.53
c
0.43 0.35
Net realized and unrealized gains (losses) ........... (0.68) 2.48 (1.92) 3.27 (2.64)
Total from investment operations .................... (0.24) 2.93 (1.39) 3.70 (2.29)
Less distributions from:
Net investment income .......................... (0.61) (0.67) (0.39) (0.48) (0.63)
Net asset value, end of year ....................... $19.90 $20.75 $18.49 $20.27 $17.05
Total return .................................... (1.03)% 15.96% (6.76)% 21.70% (11.54)%
Ratios to average net assets
Expenses
d,e
.................................... 1.49%
f
1.58%
f
1.58%
f
1.54% 1.54%
f
Expenses - incurred in connection with securities sold short —% —% —% —% —%
g
Net investment income ........................... 2.23% 2.21% 3.19%
c
2.27% 1.88%
Supplemental data
Net assets, end of year (000’s) ..................... $623 $639 $714 $733 $731
Portfolio turnover rate ............................ 32.10% 32.03% 24.04% 12.16% 35.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.88 $19.47 $21.29 $17.87 $20.91
Income from investment operations
a
:
Net investment income
b
......................... 0.62 0.60 0.64
c
0.69 0.56
Net realized and unrealized gains (losses) ........... (0.73) 2.60 (1.97) 3.33 (2.85)
Total from investment operations .................... (0.11) 3.20 (1.33) 4.02 (2.29)
Less distributions from:
Net investment income .......................... (0.72) (0.79) (0.49) (0.60) (0.75)
Net asset value, end of year ....................... $21.05 $21.88 $19.47 $21.29 $17.87
Total return .................................... (0.38)% 16.56% (6.10)% 22.35% (10.94)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.92% 1.02% 1.00% 0.94% 0.92%
Expenses net of waiver and payments by affiliates
d,e
..... 0.91% 0.99% 0.97% 0.93% 0.91%
Expenses - incurred in connection with securities sold short —% —% —% —% —%
f
Net investment income ........................... 2.96% 2.78% 3.61%
c
2.88% 2.51%
Supplemental data
Net assets, end of year (000’s) ..................... $33,306 $35,798 $33,407 $44,561 $149,796
Portfolio turnover rate ............................ 32.10% 32.03% 24.04% 12.16% 35.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.30 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.91%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2022
Franklin Mutual European Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.3%
Aerospace & Defense 2.8%
Airbus SE ........................................... France 147,209 $ 17,502,700
a
Babcock International Group plc .......................... United Kingdom 690,174 2,360,285
19,862,985
Auto Components 2.2%
Cie Generale des Etablissements Michelin SCA .............. France 579,268 16,136,090
Banks 8.9%
BNP Paribas SA ...................................... France 512,011 29,152,132
CaixaBank SA ........................................ Spain 1,396,329 5,474,461
ING Groep NV ....................................... Netherlands 2,393,140 29,149,871
63,776,464
Beverages 5.1%
Anheuser-Busch InBev SA/NV ........................... Belgium 236,319 14,233,057
a
Coca-Cola HBC AG ................................... Italy 385,280 9,107,181
Heineken NV ........................................ Netherlands 142,108 13,384,849
36,725,087
Chemicals 2.9%
b
Covestro AG, 144A, Reg S .............................. Germany 542,585 21,135,982
Construction Materials 0.7%
HeidelbergCement AG ................................. Germany 87,676 4,967,935
Diversified Telecommunication Services 8.7%
Deutsche Telekom AG .................................. Germany 1,138,088 22,643,008
Hellenic Telecommunications Organization SA ................ Greece 1,169,461 18,265,092
Koninklijke KPN NV ................................... Netherlands 6,920,361 21,419,293
62,327,393
Energy Equipment & Services 1.5%
Baker Hughes Co. ..................................... United States 376,496 11,117,927
Food Products 2.7%
Danone SA .......................................... France 362,001 19,078,636
Health Care Providers & Services 2.8%
Fresenius SE & Co. KGaA ............................... Germany 719,771 20,103,646
Household Durables 1.7%
Berkeley Group Holdings plc ............................. United Kingdom 168,967 7,702,782
Persimmon plc ....................................... United Kingdom 322,849 4,733,619
12,436,401
Household Products 2.0%
Reckitt Benckiser Group plc ............................. United Kingdom 210,045 14,558,954
Independent Power and Renewable Electricity Producers 2.7%
RWE AG ............................................ Germany 434,288 19,197,989
Industrial Conglomerates 2.8%
Siemens AG ......................................... Germany 146,584 20,205,854
Insurance 9.0%
ASR Nederland NV .................................... Netherlands 507,896 24,131,059
Direct Line Insurance Group plc .......................... United Kingdom 7,851,136 20,925,386
NN Group NV ........................................ Netherlands 486,261 19,883,354
64,939,799

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual European Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services 2.4%
Capgemini SE ........................................ France 104,705 $ 17,503,366
Machinery 4.3%
c
Alstom SA ........................................... France 570,966 13,968,960
Vossloh AG .......................................... Germany 406,437 16,906,490
30,875,450
Metals & Mining 3.0%
Rio Tinto plc ......................................... Australia 307,654 21,653,036
Oil, Gas & Consumable Fuels 6.3%
BP plc .............................................. United Kingdom 4,412,669 25,459,789
Shell plc ............................................ Netherlands 701,355 19,770,953
45,230,742
Personal Products 2.7%
a
Haleon plc .......................................... United States 4,813,434 19,044,122
Pharmaceuticals 6.1%
GSK plc ............................................ United States 1,214,382 20,987,581
Novartis AG ......................................... Switzerland 252,265 22,828,106
43,815,687
Real Estate Management & Development 1.6%
Savills plc ........................................... United Kingdom 1,177,740 11,729,677
Software 1.8%
Software AG ......................................... Germany 492,425 12,730,210
Textiles, Apparel & Luxury Goods 3.4%
adidas AG ........................................... Germany 102,644 13,910,325
Cie Financiere Richemont SA ............................ Switzerland 83,856 10,872,178
24,782,503
Tobacco 2.3%
British American Tobacco plc ............................. United Kingdom 420,416 16,630,192
Trading Companies & Distributors 4.9%
a
AerCap Holdings NV ................................... Ireland 340,212 19,841,164
Rexel SA ........................................... France 786,541 15,555,865
35,397,029
Total Common Stocks (Cost $679,092,429) .....................................
685,963,156
Warrants
Warrants 0.1%
Textiles, Apparel & Luxury Goods 0.1%
a
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 472,886 393,773
Total Warrants (Cost $–) ......................................................
393,773
Total Long Term Investments (Cost $679,092,429) ...............................
686,356,929
a

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual European Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 3.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 3.1%
d
FHLB, 1/03/23 ....................................... United States 19,200,000 $ 19,200,000
d
U.S. Treasury Bills ,
1/05/23 ........................................... United States 1,000,000 999,798
e
6/08/23 ........................................... United States 2,500,000 2,451,196
3,450,994
Total U.S. Government and Agency Securities (Cost $22,645,586) .................
22,650,994
Total Short Term Investments (Cost $22,645,586 ) ................................
22,650,994
a
Total Investments (Cost $701,738,015) 98.5% ...................................
$709,007,923
Other Assets, less Liabilities 1.5% .............................................
10,425,050
Net Assets 100.0% ...........................................................
$719,432,973
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the value of this security was $21,135,982, representing 2.9% of net assets.
c
A portion or all of the security is on loan at December 31, 2022. See Note 1(f).
d
The security was issued on a discount basis with no stated coupon rate.
e
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At December 31, 2022, the value of this security pledged amounted to
$753,007, representing 0.1% of net assets.

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual European Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31 , 2022, the Fund had the following futures contracts outstanding. See Note 1 ( d ).
At December 31 , 2022, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
See Note  13  regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 9 $ 877,230 3/17/23 $ (41,959)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 809 108,749,825 3/13/23 (1,467,451)
Foreign Exchange GBP/USD ................... Short 451 34,061,775 3/13/23 619,011
Total Futures Contracts ...................................................................... $(890,399)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Sell 8,863,988 9,110,016 1/09/23 $ — $ (381,601)
Euro ............. HSBK Buy 584,138 570,472 1/09/23 55,026 —
Euro ............. HSBK Sell 37,241,689 38,429,187 1/09/23 — (1,449,459)
Euro ............. SSBT Sell 196,066 196,755 1/09/23 — (13,194)
Euro ............. UBSW Sell 44,383,643 45,572,433 1/09/23 — (1,953,868)
British Pound ...... BNY Buy 1,400,000 1,621,523 1/17/23 71,574 —
British Pound ...... BOFA Buy 11,018,262 12,158,593 1/17/23 1,178,183 (11,785)
British Pound ...... BOFA Sell 50,695,539 62,013,124 1/17/23 941,060 (236,837)
British Pound ...... HSBK Buy 4,632,853 5,046,739 1/17/23 556,026 —
British Pound ...... UBSW Buy 8,903,896 10,350,939 1/17/23 417,031 —
British Pound ...... UBSW Sell 26,422,062 32,216,031 1/17/23 301,099 (38,719)
Swiss Franc ....... BNY Buy 73,346 74,648 1/20/23 4,822 —
Swiss Franc ....... BOFA Buy 305,695 315,598 1/20/23 15,622 —
Swiss Franc ....... BOFA Sell 29,611,527 30,807,633 1/20/23 — (1,276,475)
Swiss Franc ....... HSBK Sell 939,417 1,008,105 1/20/23 — (9,754)
Swiss Franc ....... SSBT Sell 306,688 324,794 1/20/23 — (7,502)
Swiss Franc ....... UBSW Buy 2,278,585 2,371,610 1/20/23 97,238 —
Swiss Franc ....... UBSW Sell 1,710,834 1,806,228 1/20/23 — (47,462)
Total Forward Exchange Contracts ................................................... $3,637,681 $(5,426,656)
Net unrealized appreciation (depreciation) ............................................ $(1,788,975)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See A bbreviations on page 151 .

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.51 $20.89 $22.78 $19.46 $24.14
Income from investment operations
a
:
Net investment income
b
......................... 0.61 0.46 0.18 0.38 0.38
c
Net realized and unrealized gains (losses) ........... (1.83) 4.54 (1.72) 3.38 (4.37)
Total from investment operations .................... (1.22) 5.00 (1.54) 3.76 (3.99)
Less distributions from:
Net investment income .......................... (0.57) (0.38) (0.35) (0.44) (0.17)
Net realized gains ............................. — — — — (0.52)
Total distributions ............................... (0.57) (0.38) (0.35) (0.44) (0.69)
Net asset value, end of year ....................... $23.72 $25.51 $20.89 $22.78 $19.46
Total return .................................... (4.76)% 23.98% (6.70)% 19.32% (16.49)%
Ratios to average net assets
Expenses
d
.................................... 1.06%
e
1.12%
e
1.14%
e
1.10% 1.09%
e
Net investment income ........................... 2.54% 1.87% 0.99% 1.80% 1.61%
c
Supplemental data
Net assets, end of year (000’s) ..................... $114,507 $128,352 $104,183 $139,189 $142,212
Portfolio turnover rate ............................ 31.16% 28.64% 28.18% 17.06% 33.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.29%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.59 $20.95 $22.85 $19.52 $24.21
Income from investment operations
a
:
Net investment income
b
......................... 0.55 0.40 0.26 0.33 0.31
c
Net realized and unrealized gains (losses) ........... (1.83) 4.56 (1.86) 3.38 (4.36)
Total from investment operations .................... (1.28) 4.96 (1.60) 3.71 (4.05)
Less distributions from:
Net investment income .......................... (0.51) (0.32) (0.30) (0.38) (0.12)
Net realized gains ............................. — — — — (0.52)
Total distributions ............................... (0.51) (0.32) (0.30) (0.38) (0.64)
Net asset value, end of year ....................... $23.80 $25.59 $20.95 $22.85 $19.52
Total return
d
................................... (4.99)% 23.70% (6.95)% 19.06% (16.72)%
Ratios to average net assets
Expenses
e
.................................... 1.31%
f
1.37%
f
1.39%
f
1.35% 1.34%
f
Net investment income ........................... 2.30% 1.62% 1.42% 1.55% 1.36%
c
Supplemental data
Net assets, end of year (000’s) ..................... $230,921 $259,203 $209,222 $278,968 $298,878
Portfolio turnover rate ............................ 31.16% 28.64% 28.18% 17.06% 33.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.04%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.41 $20.78 $22.65 $19.32 $24.08
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.20 0.12 0.18 0.15
c
Net realized and unrealized gains (losses) ........... (1.83) 4.52 (1.86) 3.32 (4.33)
Total from investment operations .................... (1.45) 4.72 (1.74) 3.50 (4.18)
Less distributions from:
Net investment income .......................... (0.28) (0.09) (0.13) (0.17) (0.06)
Net realized gains ............................. — — — — (0.52)
Total distributions ............................... (0.28) (0.09) (0.13) (0.17) (0.58)
Net asset value, end of year ....................... $23.68 $25.41 $20.78 $22.65 $19.32
Total return
d
................................... (5.71)% 22.74% (7.66)% 18.15% (17.35)%
Ratios to average net assets
Expenses
e
.................................... 2.07%
f
2.12%
f
2.14%
f
2.10% 2.09%
f
Net investment income ........................... 1.58% 0.83% 0.69% 0.80% 0.61%
c
Supplemental data
Net assets, end of year (000’s) ..................... $18,260 $25,503 $27,498 $46,132 $58,610
Portfolio turnover rate ............................ 31.16% 28.64% 28.18% 17.06% 33.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.29%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.68 $21.03 $22.93 $19.58 $24.30
Income from investment operations
a
:
Net investment income
b
......................... 0.62 0.47 0.33 0.42 0.41
c
Net realized and unrealized gains (losses) ........... (1.82) 4.58 (1.85) 3.40 (4.41)
Total from investment operations .................... (1.20) 5.05 (1.52) 3.82 (4.00)
Less distributions from:
Net investment income .......................... (0.60) (0.40) (0.38) (0.47) (0.20)
Net realized gains ............................. — — — — (0.52)
Total distributions ............................... (0.60) (0.40) (0.38) (0.47) (0.72)
Net asset value, end of year ....................... $23.88 $25.68 $21.03 $22.93 $19.58
Total return .................................... (4.66)% 24.09% (6.57)% 19.51% (16.41)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.08% 1.19% 1.16% 1.05% 1.06%
Expenses net of waiver and payments by affiliates
d
...... 0.95% 1.02% 1.02% 0.97% 0.97%
Net investment income ........................... 2.55% 1.89% 1.83% 1.93% 1.73%
c
Supplemental data
Net assets, end of year (000’s) ..................... $2,086 $2,995 $2,191 $2,931 $3,371
Portfolio turnover rate ............................ 31.16% 28.64% 28.18% 17.06% 33.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.41%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2022
Franklin Mutual Financial Services Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.2%
Banks 36.7%
a
AB&T Financial Corp. .................................. United States 226,100 $ 136,791
Bank of America Corp. ................................. United States 204,796 6,782,844
b
BAWAG Group AG, 144A, Reg S .......................... Austria 60,094 3,202,277
BNP Paribas SA ...................................... France 259,382 14,768,312
CaixaBank SA ........................................ Spain 1,079,441 4,232,067
Citizens Financial Group, Inc. ............................ United States 342,831 13,497,256
Columbia Banking System, Inc. ........................... United States 362,449 10,920,588
First Horizon Corp. .................................... United States 331,858 8,130,521
ING Groep NV ....................................... Netherlands 1,219,614 14,855,625
JPMorgan Chase & Co. ................................. United States 81,046 10,868,269
Primis Financial Corp. .................................. United States 393,187 4,659,266
c
SVB Financial Group ................................... United States 25,381 5,841,183
Synovus Financial Corp. ................................ United States 278,465 10,456,361
UniCredit SpA ........................................ Italy 1,053,699 14,950,830
Wells Fargo & Co. ..................................... United States 264,391 10,916,704
134,218,894
Capital Markets 6.5%
BlackRock, Inc. ....................................... United States 12,709 9,005,979
Deutsche Bank AG .................................... Germany 1,162,459 13,067,252
b
Guotai Junan Securities Co. Ltd., H, 144A, Reg S ............. China 1,567,148 1,760,382
23,833,613
Consumer Finance 2.9%
Bread Financial Holdings, Inc. ............................ United States 53,496 2,014,659
Capital One Financial Corp. ............................. United States 91,224 8,480,183
10,494,842
Diversified Financial Services 4.4%
M&G plc ............................................ United Kingdom 1,524,931 3,448,121
Voya Financial, Inc. .................................... United States 208,355 12,811,749
16,259,870
Equity Real Estate Investment Trusts (REITs) 1.1%
Vornado Realty Trust ................................... United States 200,435 4,171,052
Household Durables 2.8%
Cairn Homes plc ...................................... Ireland 8,521,149 8,107,058
DR Horton, Inc. ....................................... United States 22,744 2,027,400
10,134,458
Insurance 34.2%
ASR Nederland NV .................................... Netherlands 288,787 13,720,794
c
BRP Group, Inc., A .................................... United States 360,451 9,061,738
China Pacific Insurance Group Co. Ltd., H ................... China 2,334,045 5,161,376
Conduit Holdings Ltd. .................................. United States 1,667,976 8,630,261
Direct Line Insurance Group plc .......................... United Kingdom 5,087,282 13,558,973
Everest Re Group Ltd. ................................. United States 43,289 14,340,347
Hartford Financial Services Group, Inc. (The) ................ United States 174,745 13,250,913
d
International General Insurance Holdings Ltd. ................ Jordan 1,335,093 10,680,744
MetLife, Inc. ......................................... United States 124,281 8,994,216
NN Group NV ........................................ Netherlands 307,559 12,576,177
Willis Towers Watson plc ................................ United States 61,959 15,153,932
125,129,471
IT Services 3.8%
c
Fiserv, Inc. .......................................... United States 69,574 7,031,844

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
Global Payments, Inc. .................................. United States 69,744 $ 6,926,974
13,958,818
Media 0.1%
c
Loyalty Ventures, Inc. .................................. United States 182,982 440,987
Real Estate Management & Development 2.4%
c
Cushman & Wakefield plc ............................... United States 333,883 4,160,182
Savills plc ........................................... United Kingdom 449,657 4,478,350
8,638,532
Trading Companies & Distributors 1.3%
c
AerCap Holdings NV ................................... Ireland 78,905 4,601,740
Total Common Stocks (Cost $334,415,854) .....................................
351,882,277
Short Term Investments 4.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 4.0%
e
FHLB, 1/03/23 ....................................... United States 12,000,000 12,000,000
e,f
U.S. Treasury Bills ,
5/11/23 ........................................... United States 1,000,000 983,873
6/01/23 ........................................... United States 1,500,000 1,472,078
2,455,951
Total U.S. Government and Agency Securities (Cost $14,452,986) .................
14,455,951
Shares
g
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 3,000 3,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $3,000) ................................................................
3,000
Total Short Term Investments (Cost $14,455,986 ) ................................
14,458,951
a
Total Investments (Cost $348,871,840) 100.2% ..................................
$366,341,228
Other Assets, less Liabilities (0.2)% ...........................................
(567,442)
Net Assets 100.0% ...........................................................
$365,773,786
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 14 regarding holdings of 5% voting securities.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $4,962,659, representing 1.4% of net assets.
c
Non-income producing.
d
A portion or all of the security is on loan at December 31, 2022. See Note 1(f).

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2022, the Fund had the following futures contracts outstanding. See Note 1 ( d ).
At December 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
See Note 13 regarding other derivative information.
See Abbreviations on page 151 .
e
The security was issued on a discount basis with no stated coupon rate.
f
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At December 31, 2022, the aggregate value of these securities pledged amounted to $1,371,520, representing 0.4% of net assets.
g
See Note 1(f) regarding securities on loan.
h
See Note 3(f) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 62 $ 8,334,350 3/13/23 $ (114,074)
Foreign Exchange GBP/USD ................... Short 56 4,229,400 3/13/23 76,862
Total Futures Contracts ...................................................................... $(37,212)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BNY Sell 343,220 346,616 1/09/23 $ — $ (20,906)
Euro ............. BOFA Buy 555,000 545,332 1/09/23 48,966 —
Euro ............. BOFA Sell 1,162,733 1,177,872 1/09/23 — (67,190)
Euro ............. HSBK Buy 36,959 36,094 1/09/23 3,482 —
Euro ............. HSBK Sell 11,788,426 12,056,479 1/09/23 — (566,645)
Euro ............. UBSW Buy 565,000 600,513 1/09/23 4,493 —
Euro ............. UBSW Sell 20,392,179 20,452,724 1/09/23 — (1,383,355)
British Pound ...... BOFA Buy 403,631 451,147 1/17/23 36,986 —
British Pound ...... BOFA Sell 17,637,018 21,608,027 1/17/23 335,368 (56,757)
British Pound ...... HSBK Buy 1,363,021 1,484,789 1/17/23 163,587 —
British Pound ...... UBSW Buy 2,319,018 2,739,726 1/17/23 64,789 —
British Pound ...... UBSW Sell 1,353,366 1,576,293 1/17/23 — (60,407)
Total Forward Exchange Contracts ................................................... $657,671 $(2,155,260)
Net unrealized appreciation (depreciation) ............................................ $(1,497,589)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $31.58 $28.77 $31.19 $26.86 $32.42
Income from investment operations
a
:
Net investment income
b
......................... 0.59
c
0.42 0.96
d
0.67 0.58
Net realized and unrealized gains (losses) ........... (2.20) 5.15 (2.38) 5.91 (4.13)
Total from investment operations .................... (1.61) 5.57 (1.42) 6.58 (3.55)
Less distributions from:
Net investment income .......................... (0.56) (0.81) (0.83) (0.70) (0.64)
Net realized gains ............................. (2.23) (1.95) (0.17) (1.55) (1.37)
Total distributions ............................... (2.79) (2.76) (1.00) (2.25) (2.01)
Net asset value, end of year ....................... $27.18 $31.58 $28.77 $31.19 $26.86
Total return .................................... (4.70)% 19.67% (4.38)% 24.70% (10.78)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.95% 1.04% 1.03% 1.00% 0.97%
Expenses net of waiver and payments by affiliates
e , f
..... 0.95%
g
1.02% 1.03%
g
1.00%
g
0.97%
g
Expenses - incurred in connection with securities sold short —%
h
0.02% 0.01% 0.02% —%
h
Net investment income ........................... 1.98%
c
1.28% 3.66%
d
2.20% 1.82%
Supplemental data
Net assets, end of year (000’s) ..................... $2,857,597 $3,355,158 $3,274,956 $5,176,787 $5,114,274
Portfolio turnover rate ............................ 53.26% 40.67% 17.25% 14.08% 14.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.71%.
d
Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.02%.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.81 $28.12 $30.51 $26.32 $31.80
Income from investment operations
a
:
Net investment income
b
......................... 0.50
c
0.33 0.86
d
0.58 0.49
Net realized and unrealized gains (losses) ........... (2.15) 5.04 (2.32) 5.78 (4.04)
Total from investment operations .................... (1.65) 5.37 (1.46) 6.36 (3.55)
Less distributions from:
Net investment income .......................... (0.49) (0.73) (0.76) (0.62) (0.56)
Net realized gains ............................. (2.23) (1.95) (0.17) (1.55) (1.37)
Total distributions ............................... (2.72) (2.68) (0.93) (2.17) (1.93)
Net asset value, end of year ....................... $26.44 $30.81 $28.12 $30.51 $26.32
Total return
e
................................... (4.95)% 19.40% (4.61)% 24.37% (10.99)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
f
...... 1.20% 1.29% 1.28% 1.25% 1.22%
Expenses net of waiver and payments by affiliates
f , g
..... 1.20%
h
1.27% 1.28%
h
1.25%
h
1.22%
h
Expenses - incurred in connection with securities sold short —%
i
0.02% 0.01% 0.02% —%
i
Net investment income ........................... 1.72%
c
1.03% 3.39%
d
1.95% 1.57%
Supplemental data
Net assets, end of year (000’s) ..................... $4,749,259 $5,618,446 $5,358,016 $7,683,644 $7,461,444
Portfolio turnover rate ............................ 53.26% 40.67% 17.25% 14.08% 14.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.45%.
d
Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.75%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.92 $28.12 $30.46 $26.25 $31.44
Income from investment operations
a
:
Net investment income
b
......................... 0.28
c
0.09 0.67
d
0.36 0.26
Net realized and unrealized gains (losses) ........... (2.13) 5.04 (2.34) 5.74 (3.98)
Total from investment operations .................... (1.85) 5.13 (1.67) 6.10 (3.72)
Less distributions from:
Net investment income .......................... (0.24) (0.38) (0.50) (0.34) (0.10)
Net realized gains ............................. (2.23) (1.95) (0.17) (1.55) (1.37)
Total distributions ............................... (2.47) (2.33) (0.67) (1.89) (1.47)
Net asset value, end of year ....................... $26.60 $30.92 $28.12 $30.46 $26.25
Total return
e
................................... (5.63)% 18.50% (5.32)% 23.43% (11.70)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
f
...... 1.95% 2.04% 2.03% 2.00% 1.97%
Expenses net of waiver and payments by affiliates
f , g
..... 1.95%
h
2.02% 2.03%
h
2.00%
h
1.97%
h
Expenses - incurred in connection with securities sold short —%
i
0.02% 0.01% 0.02% —%
i
Net investment income ........................... 0.97%
c
0.29% 2.66%
d
1.20% 0.82%
Supplemental data
Net assets, end of year (000’s) ..................... $221,344 $335,605 $494,606 $872,717 $1,054,412
Portfolio turnover rate ............................ 53.26% 40.67% 17.25% 14.08% 14.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.01%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.34 $27.70 $30.08 $25.97 $31.37
Income from investment operations
a
:
Net investment income
b
......................... 0.42
c
0.24 0.78
d
0.50 0.41
Net realized and unrealized gains (losses) ........... (2.11) 4.97 (2.29) 5.69 (3.97)
Total from investment operations .................... (1.69) 5.21 (1.51) 6.19 (3.56)
Less distributions from:
Net investment income .......................... (0.42) (0.62) (0.70) (0.53) (0.47)
Net realized gains ............................. (2.23) (1.95) (0.17) (1.55) (1.37)
Total distributions ............................... (2.65) (2.57) (0.87) (2.08) (1.84)
Net asset value, end of year ....................... $26.00 $30.34 $27.70 $30.08 $25.97
Total return .................................... (5.17)% 19.10% (4.87)% 24.09% (11.24)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.45% 1.54% 1.53% 1.50% 1.47%
Expenses net of waiver and payments by affiliates
e , f
..... 1.45%
g
1.52% 1.53%
g
1.50%
g
1.47%
g
Expenses - incurred in connection with securities sold short —%
h
0.02% 0.01% 0.02% —%
h
Net investment income ........................... 1.47%
c
0.79% 3.13%
d
1.70% 1.32%
Supplemental data
Net assets, end of year (000’s) ..................... $109,826 $136,983 $175,393 $251,089 $274,086
Portfolio turnover rate ............................ 53.26% 40.67% 17.25% 14.08% 14.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.20%.
d
Net investment income per share includes approximately $0.41 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $31.57 $28.75 $31.17 $26.85 $32.41
Income from investment operations
a
:
Net investment income
b
......................... 0.62
c
0.44 0.97
d
0.70 0.62
Net realized and unrealized gains (losses) ........... (2.21) 5.18 (2.35) 5.90 (4.13)
Total from investment operations .................... (1.59) 5.62 (1.38) 6.60 (3.51)
Less distributions from:
Net investment income .......................... (0.59) (0.85) (0.87) (0.73) (0.68)
Net realized gains ............................. (2.23) (1.95) (0.17) (1.55) (1.37)
Total distributions ............................... (2.82) (2.80) (1.04) (2.28) (2.05)
Net asset value, end of year ....................... $27.16 $31.57 $28.75 $31.17 $26.85
Total return .................................... (4.65)% 19.84% (4.27)% 24.80% (10.67)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.86% 0.95% 0.92% 0.90% 0.88%
Expenses net of waiver and payments by affiliates
e , f
..... 0.86%
g
0.92% 0.92%
g
0.89% 0.87%
Expenses - incurred in connection with securities sold short —%
h
0.02% 0.01% 0.02% —%
h
Net investment income ........................... 2.07%
c
1.35% 3.73%
d
2.31% 1.92%
Supplemental data
Net assets, end of year (000’s) ..................... $525,379 $653,091 $843,143 $1,295,457 $1,418,812
Portfolio turnover rate ............................ 53.26% 40.67% 17.25% 14.08% 14.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.79%.
d
Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2022
Franklin Mutual Global Discovery Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.5%
Aerospace & Defense 1.8%
Airbus SE ........................................... France 1,262,071 $ 150,056,386
Auto Components 1.7%
Denso Corp. ......................................... Japan 2,878,154 141,095,793
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 3,819,425 134,436
141,230,229
Automobiles 1.5%
General Motors Co. .................................... United States 3,702,134 124,539,788
Banks 7.6%
CaixaBank SA ........................................ Spain 23,770,929 93,196,544
First Horizon Corp. .................................... United States 2,528,274 61,942,713
ING Groep NV ....................................... Netherlands 12,641,116 153,976,322
JPMorgan Chase & Co. ................................. United States 1,350,968 181,164,809
Wells Fargo & Co. ..................................... United States 3,609,722 149,045,421
639,325,809
Building Products 2.0%
Johnson Controls International plc ......................... United States 2,662,795 170,418,880
Capital Markets 2.1%
BlackRock, Inc. ....................................... United States 248,584 176,154,080
Chemicals 1.9%
d
Covestro AG, 144A, Reg S .............................. Germany 4,171,269 162,488,580
Consumer Finance 0.5%
Capital One Financial Corp. ............................. United States 476,203 44,267,831
Diversified Financial Services 2.1%
Voya Financial, Inc. .................................... United States 2,905,386 178,652,185
Diversified Telecommunication Services 2.6%
Deutsche Telekom AG .................................. Germany 11,095,342 220,749,115
Electrical Equipment 1.5%
Mitsubishi Electric Corp. ................................ Japan 13,104,264 129,804,862
Energy Equipment & Services 2.2%
Schlumberger Ltd. ..................................... United States 3,538,450 189,165,537
Entertainment 3.2%
Activision Blizzard, Inc. ................................. United States 2,253,917 172,537,346
b
Walt Disney Co. (The) .................................. United States 1,091,917 94,865,749
267,403,095
Food Products 4.3%
Danone SA .......................................... France 3,219,979 169,703,415
Kraft Heinz Co. (The) .................................. United States 4,740,348 192,979,567
362,682,982
Health Care Equipment & Supplies 1.9%
Medtronic plc ........................................ United States 2,040,654 158,599,629
Health Care Providers & Services 7.6%
CVS Health Corp. ..................................... United States 1,899,779 177,040,405
Elevance Health, Inc. .................................. United States 300,575 154,185,958
Fresenius SE & Co. KGaA ............................... Germany 6,232,115 174,066,796

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Humana, Inc. ........................................ United States 276,089 $ 141,410,025
646,703,184
Household Durables 2.2%
DR Horton, Inc. ....................................... United States 2,075,550 185,014,527
Household Products 1.4%
Reckitt Benckiser Group plc ............................. United Kingdom 1,697,657 117,670,548
Industrial Conglomerates 2.3%
Siemens AG ......................................... Germany 1,407,613 194,032,245
Insurance 6.0%
Everest Re Group Ltd. ................................. United States 475,928 157,660,669
NN Group NV ........................................ Netherlands 4,046,232 165,451,603
Willis Towers Watson plc ................................ United States 764,202 186,908,525
510,020,797
Interactive Media & Services 1.9%
b
Meta Platforms, Inc., A ................................. United States 1,303,381 156,848,870
IT Services 5.0%
Capgemini SE ........................................ France 844,890 141,238,896
b
Fiserv, Inc. .......................................... United States 1,380,750 139,552,402
Global Payments, Inc. .................................. United States 1,401,913 139,237,999
420,029,297
Machinery 2.3%
Parker-Hannifin Corp. .................................. United States 683,078 198,775,698
Media 2.0%
b
Charter Communications, Inc., A .......................... United States 510,181 173,002,377
Metals & Mining 2.1%
Rio Tinto plc ......................................... Australia 2,567,147 180,678,703
Oil, Gas & Consumable Fuels 5.8%
BP plc .............................................. United Kingdom 40,061,494 231,142,920
Suncor Energy, Inc. .................................... Canada 4,070,447 129,117,946
Williams Cos., Inc. (The) ................................ United States 4,028,487 132,537,222
492,798,088
Personal Products 2.1%
b
Haleon plc .......................................... United States 45,063,824 178,292,872
Pharmaceuticals 6.0%
GSK plc ............................................ United States 10,658,458 184,205,009
Merck & Co., Inc. ..................................... United States 979,890 108,718,796
Novartis AG, ADR ..................................... Switzerland 2,335,621 211,887,537
504,811,342
Real Estate Management & Development 1.7%
b
CBRE Group, Inc., A ................................... United States 1,895,590 145,884,606
Semiconductors & Semiconductor Equipment 2.7%
b
Renesas Electronics Corp. .............................. Japan 15,502,134 136,964,993
b
Tower Semiconductor Ltd. ............................... Israel 2,107,861 91,059,595
228,024,588

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 1.4%
b
Avaya Holdings Corp. .................................. United States 537 $ 105
b
Check Point Software Technologies Ltd. .................... Israel 933,956 117,827,889
117,827,994
Technology Hardware, Storage & Peripherals 2.8%
Samsung Electronics Co. Ltd. ............................ South Korea 3,161,628 139,357,657
b
Western Digital Corp. .................................. United States 3,177,556 100,251,892
239,609,549
Tobacco 1.9%
British American Tobacco plc ............................. United Kingdom 3,999,945 158,223,891
Trading Companies & Distributors 2.4%
b
AerCap Holdings NV ................................... Ireland 3,469,331 202,331,384
Total Common Stocks (Cost $6,911,195,269) ....................................
8,166,119,548
Preferred Stocks 1.2%
Automobiles 1.2%
e
Volkswagen AG, 22.97% ................................ Germany 867,939 107,662,540
Total Preferred Stocks (Cost $136,994,870) .....................................
107,662,540
Principal
Amount
*
Corporate Bonds 0.6%
Airlines 0.1%
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 9,845,000 10,581,694
Pharmaceuticals 0.4%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 33,966,000 23,829,825
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 15,606,000 8,188,936
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 1,290,000 1,020,042
33,038,803
Software 0.1%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 8,153,000 5,632,654
Total Corporate Bonds (Cost $68,259,641) ......................................
49,253,151
Shares
a
Companies in Liquidation 0.0%
a,b,f
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 30,996,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $7,116,449,780) .............................
8,323,035,239
a
Short Term Investments 1.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.5%
g
FHLB, 1/03/23 ....................................... United States 106,600,000 106,600,000

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
g,h
U.S. Treasury Bills ,
5/18/23 ........................................... United States 3,000,000 $ 2,949,270
5/25/23 ........................................... United States 3,000,000 2,946,673
6/01/23 ........................................... United States 10,000,000 9,813,853
6/15/23 ........................................... United States 5,000,000 4,899,319
20,609,115
Total U.S. Government and Agency Securities (Cost $127,178,443) ................
127,209,115
Total Short Term Investments (Cost $127,178,443 ) ...............................
127,209,115
a
Total Investments (Cost $7,243,628,223) 99.8% ..................................
$8,450,244,354
Other Assets, less Liabilities 0.2% .............................................
13,162,249
Net Assets 100.0% ...........................................................
$8,463,406,603
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 16 regarding fair value measurements.
b
Non-income producing.
c
See Note 12 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $211,741,731, representing 2.5% of net assets.
e
Variable rate security. The rate shown represents the yield at period end.
f
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g
The security was issued on a discount basis with no stated coupon rate.
h
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At December 31, 2022, the aggregate value of these securities pledged amounted to $18,221,149, representing 0.2% of net assets.

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2022, the Fund had the following futures contracts outstanding. See Note 1(d).
At December 3 1 , 2022, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
See Note 13 regarding other derivative information.
See A bbreviations on page 151 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 1,915 $ 257,423,875 3/13/23 $ (3,493,818)
Foreign Exchange GBP/USD ................... Short 355 26,811,375 3/13/23 487,248
Total Futures Contracts ...................................................................... $(3,006,570)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 99,831,025 99,818,717 1/09/23 $ 7,081,005 $ —
Euro ............. BOFA Sell 10,418,884 10,654,837 1/09/23 — (501,773)
Euro ............. HSBK Buy 54,052,374 53,760,354 1/09/23 4,119,286 —
Euro ............. HSBK Sell 191,078,544 197,092,099 1/09/23 — (7,516,072)
Euro ............. UBSW Buy 42,451,258 43,142,640 1/09/23 2,314,449 —
Euro ............. UBSW Sell 200,804,638 206,943,770 1/09/23 — (8,079,167)
British Pound ...... BOFA Buy 575,000 653,929 1/17/23 41,451 —
British Pound ...... BOFA Sell 13,769,075 16,921,342 1/17/23 273,298 (3,655)
British Pound ...... HSBK Buy 420,000 475,724 1/17/23 32,205 —
British Pound ...... UBSW Buy 660,941 781,809 1/17/23 17,504 —
British Pound ...... UBSW Sell 4,818,828 5,867,071 1/17/23 53,523 (14,127)
Japanese Yen ...... BOFA Buy 570,262,365 4,281,286 2/17/23 88,832 —
Japanese Yen ...... BOFA Sell 16,568,045,151 120,134,171 2/17/23 — (6,832,491)
Japanese Yen ...... UBSW Buy 104,834,112 798,265 2/17/23 5,115 —
Japanese Yen ...... UBSW Sell 1,319,502,090 9,570,896 2/17/23 — (540,905)
South Korean Won .. HSBK Buy 9,072,291,546 7,192,960 5/12/23 46,067 (3,712)
South Korean Won .. HSBK Sell 58,839,681,305 42,640,093 5/12/23 — (4,285,612)
South Korean Won .. UBSW Sell 81,361,131,541 58,863,075 5/12/23 — (6,023,891)
Total Forward Exchange Contracts ................................................... $14,072,735 $(33,801,405)
Net unrealized appreciation (depreciation) ............................................ $(19,728,670)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.46 $13.31 $14.06 $12.95 $15.83
Income from investment operations
a
:
Net investment income
b
......................... 0.50 0.23 0.40
c
0.45 0.48
Net realized and unrealized gains (losses) ........... (1.51) 1.29 (0.66) 1.16 (1.58)
Total from investment operations .................... (1.01) 1.52 (0.26) 1.61 (1.10)
Less distributions from:
Net investment income .......................... (0.49) (0.37) (0.49) (0.50) (0.58)
Net realized gains ............................. — — — — (1.20)
Total distributions ............................... (0.49) (0.37) (0.49) (0.50) (1.78)
Net asset value, end of year ....................... $12.96 $14.46 $13.31 $14.06 $12.95
Total return .................................... (6.86)% 11.51% (1.83)% 12.40% (6.85)%
Ratios to average net assets
Expenses
d , e
.................................... 0.78%
f
0.87%
f
0.81%
f
0.78% 0.78%
Expenses - incurred in connection with securities sold short 0.02% 0.06% 0.02% 0.02% —%
g
Net investment income ........................... 3.60% 1.59% 3.22%
c
3.22% 2.96%
Supplemental data
Net assets, end of year (000’s) ..................... $2,047,788 $2,397,948 $2,472,118 $3,042,387 $3,054,792
Portfolio turnover rate ............................ 101.19% 66.95% 52.07% 60.96% 115.52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.32%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.22 $13.09 $13.84 $12.75 $15.60
Income from investment operations
a
:
Net investment income
b
......................... 0.46 0.19 0.37
c
0.41 0.43
Net realized and unrealized gains (losses) ........... (1.48) 1.28 (0.67) 1.14 (1.54)
Total from investment operations .................... (1.02) 1.47 (0.30) 1.55 (1.11)
Less distributions from:
Net investment income .......................... (0.46) (0.34) (0.45) (0.46) (0.54)
Net realized gains ............................. — — — — (1.20)
Total distributions ............................... (0.46) (0.34) (0.45) (0.46) (1.74)
Net asset value, end of year ....................... $12.74 $14.22 $13.09 $13.84 $12.75
Total return
d
................................... (7.16)% 11.26% (2.12)% 12.14% (7.00)%
Ratios to average net assets
Expenses
e , f
.................................... 1.03%
g
1.12%
g
1.06%
g
1.03% 1.03%
Expenses - incurred in connection with securities sold short 0.02% 0.06% 0.02% 0.02% —%
h
Net investment income ........................... 3.35% 1.34% 2.98%
c
2.97% 2.71%
Supplemental data
Net assets, end of year (000’s) ..................... $617,190 $723,791 $760,173 $1,035,699 $1,067,382
Portfolio turnover rate ............................ 101.19% 66.95% 52.07% 60.96% 115.52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.17 $13.01 $13.73 $12.64 $15.35
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.08 0.27
c
0.30 0.29
Net realized and unrealized gains (losses) ........... (1.47) 1.27 (0.66) 1.12 (1.49)
Total from investment operations .................... (1.12) 1.35 (0.39) 1.42 (1.20)
Less distributions from:
Net investment income .......................... (0.34) (0.19) (0.33) (0.33) (0.31)
Net realized gains ............................. — — — — (1.20)
Total distributions ............................... (0.34) (0.19) (0.33) (0.33) (1.51)
Net asset value, end of year ....................... $12.71 $14.17 $13.01 $13.73 $12.64
Total return
d
................................... (7.88)% 10.42% (2.83)% 11.26% (7.77)%
Ratios to average net assets
Expenses
e , f
.................................... 1.78%
g
1.87%
g
1.81%
g
1.78% 1.78%
Expenses - incurred in connection with securities sold short 0.02% 0.06% 0.02% 0.02% —%
h
Net investment income ........................... 2.57% 0.55% 2.24%
c
2.22% 1.96%
Supplemental data
Net assets, end of year (000’s) ..................... $33,039 $44,228 $65,715 $112,751 $141,619
Portfolio turnover rate ............................ 101.19% 66.95% 52.07% 60.96% 115.52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.34%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.98 $12.87 $13.61 $12.54 $15.40
Income from investment operations
a
:
Net investment income
b
......................... 0.45 0.15 0.33
c
0.37 0.39
Net realized and unrealized gains (losses) ........... (1.49) 1.27 (0.66) 1.12 (1.53)
Total from investment operations .................... (1.04) 1.42 (0.33) 1.49 (1.14)
Less distributions from:
Net investment income .......................... (0.42) (0.31) (0.41) (0.42) (0.52)
Net realized gains ............................. — — — — (1.20)
Total distributions ............................... (0.42) (0.31) (0.41) (0.42) (1.72)
Net asset value, end of year ....................... $12.52 $13.98 $12.87 $13.61 $12.54
Total return .................................... (7.44)% 11.05% (2.38)% 11.88% (7.31)%
Ratios to average net assets
Expenses
d , e
.................................... 1.27%
f
1.37%
f
1.31%
f
1.28% 1.28%
Expenses - incurred in connection with securities sold short 0.02% 0.06% 0.02% 0.02% —%
g
Net investment income ........................... 3.39% 1.10% 2.72%
c
2.72% 2.46%
Supplemental data
Net assets, end of year (000’s) ..................... $3,725 $2,643 $2,495 $3,415 $2,929
Portfolio turnover rate ............................ 101.19% 66.95% 52.07% 60.96% 115.52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.82%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.45 $13.29 $14.05 $12.94 $15.81
Income from investment operations
a
:
Net investment income
b
......................... 0.51 0.23 0.41
c
0.46 0.49
Net realized and unrealized gains (losses) ........... (1.51) 1.31 (0.68) 1.15 (1.57)
Total from investment operations .................... (1.00) 1.54 (0.27) 1.61 (1.08)
Less distributions from:
Net investment income .......................... (0.50) (0.38) (0.49) (0.50) (0.59)
Net realized gains ............................. — — — — (1.20)
Total distributions ............................... (0.50) (0.38) (0.49) (0.50) (1.79)
Net asset value, end of year ....................... $12.95 $14.45 $13.29 $14.05 $12.94
Total return .................................... (6.88)% 11.67% (1.79)% 12.40% (6.73)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.76% 0.87% 0.79% 0.74% 0.74%
Expenses net of waiver and payments by affiliates
d , e
..... 0.72% 0.82% 0.75% 0.72% 0.72%
Expenses - incurred in connection with securities sold short 0.02% 0.06% 0.02% 0.02% —%
f
Net investment income ........................... 3.65% 1.63% 3.28%
c
3.28% 3.02%
Supplemental data
Net assets, end of year (000’s) ..................... $32,109 $39,292 $47,970 $107,723 $116,012
Portfolio turnover rate ............................ 101.19% 66.95% 52.07% 60.96% 115.52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.38%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2022
Franklin Mutual Quest Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 65.2%
Airlines 0.1%
Spirit Airlines, Inc. ..................................... United States 121,860 $ 2,373,833
Auto Components 0.5%
Denso Corp. ......................................... Japan 251,284 12,318,700
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 2,548,299 89,695
12,408,395
Automobiles 0.8%
General Motors Co. .................................... United States 638,311 21,472,782
Banks 6.9%
BNP Paribas SA ...................................... France 224,333 12,772,743
First Horizon Corp. .................................... United States 4,109,613 100,685,519
ING Groep NV ....................................... Netherlands 2,028,745 24,711,323
JPMorgan Chase & Co. ................................. United States 51,285 6,877,318
b
SVB Financial Group ................................... United States 78,283 18,016,050
Wells Fargo & Co. ..................................... United States 647,768 26,746,341
189,809,294
Beverages 1.1%
Heineken NV ........................................ Netherlands 303,951 28,628,497
Chemicals 2.7%
Avient Corp. ......................................... United States 700,904 23,662,519
d
Covestro AG, 144A, Reg S .............................. Germany 1,281,394 49,915,719
73,578,238
Commercial Services & Supplies 0.3%
b
Stericycle, Inc. ....................................... United States 166,163 8,289,872
Communications Equipment 0.4%
a,b,c,e
Sorenson Communications LLC, Membership Interests ......... United States 224,279 —
a,b,c,e
Sorenson Communications LLC, Membership Interests, B ....... United States 106,532 9,476,129
9,476,129
Consumer Finance 0.8%
Bread Financial Holdings, Inc. ............................ United States 559,265 21,061,920
Diversified Financial Services 2.2%
M&G plc ............................................ United Kingdom 4,233,218 9,572,006
Voya Financial, Inc. .................................... United States 835,978 51,404,287
60,976,293
Diversified Telecommunication Services 1.0%
Deutsche Telekom AG .................................. Germany 558,741 11,116,519
a,b,c
Windstream Holdings, Inc. ............................... United States 1,623,438 15,568,639
26,685,158
Electronic Equipment, Instruments & Components 0.6%
b
Flex Ltd. ............................................ United States 806,364 17,304,571
Entertainment 4.5%
Activision Blizzard, Inc. ................................. United States 1,028,492 78,731,063
b,f
Walt Disney Co. (The) .................................. United States 516,979 44,915,135
123,646,198
Equity Real Estate Investment Trusts (REITs) 1.5%
Uniti Group, Inc. ...................................... United States 2,434,828 13,464,599

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Vornado Realty Trust ................................... United States 1,355,788 $ 28,213,948
41,678,547
Food Products 1.0%
Danone SA .......................................... France 533,582 28,121,515
Health Care Equipment & Supplies 2.1%
b
Bausch + Lomb Corp. .................................. United States 467,514 7,251,142
Medtronic plc ........................................ United States 648,225 50,380,047
57,631,189
Health Care Providers & Services 0.3%
Humana, Inc. ........................................ United States 13,988 7,164,514
Household Durables 0.9%
DR Horton, Inc. ....................................... United States 274,802 24,495,850
Household Products 0.6%
Reckitt Benckiser Group plc ............................. United Kingdom 244,399 16,940,150
Insurance 12.1%
ASR Nederland NV .................................... Netherlands 404,631 19,224,752
China Pacific Insurance Group Co. Ltd., H ................... China 13,018,000 28,787,274
Conduit Holdings Ltd. .................................. United States 3,154,832 16,323,390
Direct Line Insurance Group plc .......................... United Kingdom 28,884,875 76,985,951
Everest Re Group Ltd. ................................. United States 169,207 56,053,203
Hartford Financial Services Group, Inc. (The) ................ United States 542,054 41,103,955
NN Group NV ........................................ Netherlands 893,024 36,516,011
Willis Towers Watson plc ................................ United States 222,979 54,536,204
329,530,740
Interactive Media & Services 0.2%
b
Meta Platforms, Inc., A ................................. United States 36,010 4,333,443
Internet & Direct Marketing Retail 0.4%
eBay, Inc. ........................................... United States 290,949 12,065,655
IT Services 2.9%
Cognizant Technology Solutions Corp., A .................... United States 433,512 24,792,551
b
Fiserv, Inc. .......................................... United States 316,289 31,967,329
Global Payments, Inc. .................................. United States 227,446 22,589,937
79,349,817
Media 3.6%
b
Charter Communications, Inc., A .......................... United States 132,419 44,903,283
b
Clear Channel Outdoor Holdings, Inc. ...................... United States 7,186,793 7,546,133
Comcast Corp., A ..................................... United States 1,252,116 43,786,496
b
Loyalty Ventures, Inc. .................................. United States 329,767 794,738
a,b,c
Tenerity, Inc. ......................................... United States 1 44
97,030,694
Metals & Mining 0.6%
Rio Tinto plc ......................................... Australia 246,997 17,383,928
Oil, Gas & Consumable Fuels 2.7%
BP plc .............................................. United Kingdom 4,939,342 28,498,536
Suncor Energy, Inc. .................................... Canada 914,653 29,013,550
Williams Cos., Inc. (The) ................................ United States 516,337 16,987,487
74,499,573

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Products 1.1%
b
Haleon plc .......................................... United States 7,852,289 $ 31,067,207
Pharmaceuticals 5.5%
b
Bausch Health Cos., Inc. ................................ United States 1,877,525 11,790,857
b
Elanco Animal Health, Inc. ............................... United States 3,317,228 40,536,526
GSK plc ............................................ United States 2,275,516 39,326,650
Novartis AG, ADR ..................................... Switzerland 633,877 57,505,321
149,159,354
Real Estate Management & Development 0.9%
b
Cushman & Wakefield plc ............................... United States 1,233,535 15,369,846
Savills plc ........................................... United Kingdom 900,406 8,967,575
24,337,421
Semiconductors & Semiconductor Equipment 2.3%
b
Tower Semiconductor Ltd. ............................... Israel 1,467,438 63,393,322
Software 2.9%
b
ACI Worldwide, Inc. .................................... United States 670,870 15,430,010
b
Check Point Software Technologies Ltd. .................... Israel 295,398 37,267,412
Gen Digital, Inc. ...................................... United States 256,252 5,491,480
Oracle Corp. ......................................... United States 272,648 22,286,248
80,475,150
Specialty Retail 0.3%
b,g
Carvana Co. ......................................... United States 130,400 618,096
b
ODP Corp. (The) ...................................... United States 170,654 7,771,583
a,b,c,e
Wayne Services Legacy, Inc. ............................. United States 7,104 —
8,389,679
Technology Hardware, Storage & Peripherals 0.3%
b,f
Western Digital Corp. .................................. United States 239,743 7,563,892
Tobacco 0.7%
British American Tobacco plc ............................. United Kingdom 515,046 20,373,426
Wireless Telecommunication Services 0.4%
b
Intelsat SA .......................................... Luxembourg 106,029 2,565,902
b
T-Mobile US, Inc. ..................................... United States 66,455 9,303,700
11,869,602
Total Common Stocks (Cost $1,891,338,577) ....................................
1,782,565,848
Preferred Stocks 0.9%
Automobiles 0.8%
h
Volkswagen AG, 22.97% ................................ Germany 170,275 21,121,575
Oil, Gas & Consumable Fuels 0.1%
b
NGL Energy Partners LP, 11.98%, B ....................... United States 298,684 2,759,840
b
Total Preferred Stocks (Cost $29,116,948) ......................................
23,881,415

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Rights
a
Value
a a a a a a
Rights 0.0%
†
Diversified Telecommunication Services 0.0%
†
b
Intelsat Jackson Holdings SA, B, 12/05/25 ................... Luxembourg 128,313 $ 681,663
Total Rights (Cost $–) ........................................................
681,663
Warrants
Warrants 0.1%
Diversified Telecommunication Services 0.0%
†
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 91,545 877,909
Media 0.0%
†
a,b,c
Tenerity, Inc., 4/10/24 .................................. United States 48,380 792,276
Wireless Telecommunication Services 0.1%
b
Intelsat Emergence SA, 2/17/27 .......................... Luxembourg 323,376 1,149,315
1,149,315
Total Warrants (Cost $9,489,651) ..............................................
2,819,500
Units
Limited Partnerships 0.6%
Hotels, Restaurants & Leisure 0.6%
Cedar Fair LP ........................................ United States 388,265 16,050,875
Total Limited Partnerships (Cost $18,254,023) ..................................
16,050,875
Principal
Amount
*
Corporate Bonds 16.3%
Airlines 1.2%
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 30,260,000 32,524,333
Diversified Telecommunication Services 2.5%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 34,628,717 26,836,419
d
Windstream Escrow LLC / Windstream Escrow Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 8/15/28 ................ United States 49,363,000 40,338,963
67,175,382
Health Care Providers & Services 0.1%
d
Envision Healthcare Corp. , Senior Note , 144A, 8.75% , 10/15/26 .. United States 10,000,000 2,769,678
Hotels, Restaurants & Leisure 0.1%
d
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 3,697,300 3,802,248
Media 2.2%
d
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 31,000,000 22,670,434
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 19,000,000 13,986,755
d
DISH Network Corp. , Senior Secured Note , 144A, 11.75% , 11/15/27 United States 23,267,000 23,991,767
60,648,956
Pharmaceuticals 5.0%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 55,459,000 38,908,858
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 35,481,000 18,617,945
d
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 7.25%, 5/30/29 ...................... United States 80,000,000 38,754,000

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
d
Bausch Health Cos., Inc., (continued)
Senior Note, 144A, 9%, 12/15/25 ....................... United States 17,107,000 $ 13,527,018
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 30,000,000 20,726,400
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 10,000,000 6,379,119
136,913,340
Software 2.2%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 85,772,000 59,257,199
Specialty Retail 3.0%
d
Carvana Co. ,
Senior Note, 144A, 5.625%, 10/01/25 .................... United States 15,000,000 6,763,737
Senior Note, 144A, 10.25%, 5/01/30 ..................... United States 11,000,000 5,189,288
d
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 79,226,000 57,175,820
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 16,581,000 14,305,092
83,433,937
Total Corporate Bonds (Cost $578,429,207) .....................................
446,525,073
i
Senior Floating Rate Interests 7.3%
Communications Equipment 3.7%
a,c,e,j
Sorenson Communications LLC ,
Term Loan, A, PIK, 10%, 4/01/30 ........................ United States 24,776,325 23,170,071
Term Loan, B, PIK, 8%, 4/01/30 ......................... United States 100,415,114 78,322,185
101,492,256
a a a a a a
Containers & Packaging 0.7%
k,l
Mauser Packaging Solutions Holding Co. , Initial Term Loan , 7.37% ,
( 1-month USD LIBOR + 3.25% ), 4/03/24 .................. United States 18,236,837 17,841,736
Health Care Providers & Services 0.3%
k,l
Covetrus Midco 2 LP , First Lien, Initial CME Term Loan , 9.58% ,
( 3-month SOFR + 5% ), 10/13/29 ........................ United States 10,251,963 9,631,719
Media 0.4%
l
Loyalty Ventures, Inc. , Term Loan, B , 8.571% , ( 1-month USD LIBOR
+ 4.5% ), 11/03/27 .................................... United States 28,277,563 11,823,556
l
Software 2.2%
Quest Software US Holdings, Inc. ,
k
First Lien, Initial CME Term Loan, 8.494%, (3-month SOFR +
4.25%), 2/01/29 ..................................... United States 18,279,773 14,184,007
Second Lien, Initial CME Term Loan, 11.594%, (3-month SOFR +
7.5%), 2/01/30 ...................................... United States 46,841,437 28,905,148
Veritas US, Inc. , 2021 Dollar Term Loan, B , 9.73% , ( 3-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 22,423,380 15,932,596
59,021,751
a a a a a a
Total Senior Floating Rate Interests (Cost $256,785,408) .........................
199,811,018
Asset-Backed Securities 0.1%
Airlines 0.1%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 . .
United States 2,237,602 2,234,614
Total Asset-Backed Securities (Cost $2,204,039) ................................
2,234,614

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
a,b,m
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 159,828 $ —
a,b,m
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 7,443,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $2,785,617,853) .............................
2,474,570,006
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Puts - Exchange-Traded
Equity Options
Carvana Co., January Strike Price $2.50, Expires 1/19/24 ....... 2,000 948,000 250,000
Macy's, Inc., February Strike Price $17.00, Expires 2/17/23 ...... 3,000 6,195,000 126,000
Macy's, Inc., March Strike Price $17.00, Expires 3/17/23 ........ 3,000 6,195,000 240,000
616,000
Total Options Purchased (Cost $758,393) ......................................
616,000
Short Term Investments 9.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 9.2%
n
FHLB, 1/03/23 ....................................... United States 234,300,000 234,300,000
n
U.S. Treasury Bills ,
1/05/23 ........................................... United States 1,000,000 999,798
f
1/19/23 ........................................... United States 1,000,000 998,393
f
5/04/23 ........................................... United States 10,000,000 9,849,226
f
5/18/23 ........................................... United States 1,000,000 983,090
f
6/01/23 ........................................... United States 5,000,000 4,906,927
17,737,434
Total U.S. Government and Agency Securities (Cost $251,984,623) ................
252,037,434
Total Short Term Investments (Cost $251,984,623 ) ...............................
252,037,434
a
Total Investments (Cost $3,038,360,869) 99.7% ..................................
$2,727,223,440
Options Written (0.0)%
†
......................................................
(686,250)
Securities Sold Short (1.5)% ..................................................
(40,769,071)
Other Assets, less Liabilities 1.8% .............................................
48,082,641
Net Assets 100.0% ...........................................................
$2,733,850,760

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
o
Options Written (0.0)%
†
Puts - Exchange-Traded
Equity Options
Carvana Co., January Strike Price $7.50, Expires 1/20/23 ....... 2,250 1,066,500 $ (686,250)
(686,250)
Total Options Written (Premiums received $401,950) ............................
$ (686,250)
Country Shares
p
Securities Sold Short (0.3)%
Common Stocks (0.3)%
Insurance (0.3)%
Aon plc, A ........................................... United States 27,760 (8,331,886)
Total Common Stocks (Proceeds $6,363,852) ...................................
(8,331,886)
Principal
Amount
*
Corporate Bonds (1.2)%
Containers & Packaging (1.2)%
d
Mauser Packaging Solutions Holding Co., Senior Note, 144A,
7.25%, 4/15/25 ..................................... United States 35,000,000 (32,437,185)
Total Corporate Bonds (Proceeds $31,821,866) .................................
(32,437,185)
Total Securities Sold Short (Proceeds $38,185,718) ..............................
$(40,769,071)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 16 regarding fair value measurements.
b
Non-income producing.
c
See Note 12 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the net value of these securities was $437,167,188, representing 16.0% of net assets.
e
See Note 14 regarding holdings of 5% voting securities.
f
A portion or all of the security has been segregated as collateral for securities sold short, open forward exchange contracts and open written options contracts. At December
31, 2022, the aggregate value of these securities pledged amounted to $36,758,951, representing 1.3% of net assets.
g
A portion or all of the security is on loan at December 31, 2022. See Note 1(f).
h
Variable rate security. The rate shown represents the yield at period end.
i
See Note 1(g) regarding senior floating rate interests.
j
Income may be received in additional securities and/or cash.
k
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
n
The security was issued on a discount basis with no stated coupon rate.
o
See Note 1(d) regarding written options.
p
See Note 1(e) regarding securities sold short.

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2022, the Fund had the following futures contracts outstanding. See Note 1(d).
At December 3 1 , 2022, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
See Note  13  regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 143 $ 19,222,775 3/13/23 $ (274,848)
Foreign Exchange GBP/USD ................... Short 275 20,769,375 3/13/23 377,446
Total Futures Contracts ...................................................................... $102,598
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Sell 2,000,000 2,108,970 1/09/23 $ — $ (32,643)
Euro ............. HSBK Buy 623,256 649,755 1/09/23 17,630 —
Euro ............. HSBK Sell 3,000,000 2,972,949 1/09/23 — (239,471)
Euro ............. UBSW Buy 2,165,000 2,299,881 1/09/23 18,415 —
Euro ............. UBSW Sell 33,422,350 32,915,614 1/09/23 — (2,873,260)
British Pound ...... BOFA Buy 4,672,689 5,021,747 1/17/23 629,193 —
British Pound ...... BOFA Sell 42,198,749 51,791,867 1/17/23 805,254 (46,652)
British Pound ...... HSBK Buy 1,220,659 1,329,709 1/17/23 146,501 —
British Pound ...... HSBK Sell 3,738,825 4,504,438 1/17/23 9,521 (26,650)
British Pound ...... SSBT Sell 1,115,343 1,352,650 1/17/23 3,805 —
British Pound ...... UBSW Sell 12,844,267 15,122,832 1/17/23 39,837 (450,283)
Total Forward Exchange Contracts ................................................... $1,670,156 $(3,668,959)
Net unrealized appreciation (depreciation) ............................................ $(1,998,803)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 151 .

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.09 $25.33 $27.56 $24.25 $28.63
Income from investment operations
a
:
Net investment income
b
......................... 0.43 0.39 0.83
c
0.63 0.51
Net realized and unrealized gains (losses) ........... (2.45) 4.43 (2.11) 4.90 (3.11)
Total from investment operations .................... (2.02) 4.82 (1.2 8) 5.53 (2.60)
Less distributions from:
Net investment income .......................... (0.37) (0.94) (0.53) (0.71) (0.53)
Net realized gains ............................. (1.84) (2.12) (0.42) (1.51) (1.25)
Total distributions ............................... (2.21) (3.06) (0.95) (2.22) (1.78)
Net asset value, end of year ....................... $22.86 $27.09 $25.33 $27.56 $24.25
Total return .................................... (7.11)% 19.34% (4.34)% 23.13% (8.95)%
Ratios to average net assets
Expenses
d , e
.................................... 0.75% 0.81%
f
0.80%
f
0.78%
f
0.76%
f
Expenses - incurred in connection with securities sold short —%
g
0.02% 0.02% 0.02% —%
g
Net investment income ........................... 1.70% 1.36% 3.56%
c
2.32% 1.77%
Supplemental data
Net assets, end of year (000’s) ..................... $3,785,598 $4,717,528 $4,376,135 $5,472,276 $5,189,476
Portfolio turnover rate ............................ 59.69% 41.18%
h
21.35% 21.71% 20.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.30%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.75 $25.04 $27.26 $24.00 $28.35
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.31 0.76
c
0.56 0.43
Net realized and unrealized gains (losses) ........... (2.42) 4.39 (2.10) 4.85 (3.07)
Total from investment operations .................... (2.06) 4.70 (1.34) 5.41 (2.64)
Less distributions from:
Net investment income .......................... (0.31) (0.87) (0.46) (0.64) (0.46)
Net realized gains ............................. (1.84) (2.12) (0.42) (1.51) (1.25)
Total distributions ............................... (2.15) (2.99) (0.88) (2.15) (1.71)
Net asset value, end of year ....................... $22.54 $26.75 $25.04 $27.26 $24.00
Total return
d
................................... (7.35)% 19.07% (4.60)% 22.86% (9.18)%
Ratios to average net assets
Expenses
e , f
.................................... 1.00% 1.06%
g
1.05%
g
1.03%
g
1.01%
g
Expenses - incurred in connection with securities sold short —%
h
0.02% 0.02% 0.02% —%
h
Net investment income ........................... 1.45% 1.11% 3.32%
c
2.07% 1.52%
Supplemental data
Net assets, end of year (000’s) ..................... $2,601,790 $3,125,320 $2,965,127 $4,042,626 $3,852,134
Portfolio turnover rate ............................ 59.69% 41.18%
i
21.35% 21.71% 20.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.07%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.75 $25.02 $27.22 $23.97 $28.04
Income from investment operations
a
:
Net investment income
b
......................... 0.17 0.10 0.60
c
0.36 0.21
Net realized and unrealized gains (losses) ........... (2.41) 4.37 (2.12) 4.82 (3.00)
Total from investment operations .................... (2.24) 4.47 (1.52) 5.18 (2.79)
Less distributions from:
Net investment income .......................... (0.12) (0.62) (0.26) (0.42) (0.03)
Net realized gains ............................. (1.84) (2.12) (0.42) (1.51) (1.25)
Total distributions ............................... (1.96) (2.74) (0.68) (1.93) (1.28)
Net asset value, end of year ....................... $22.55 $26.75 $25.02 $27.22 $23.97
Total return
d
................................... (8.04)% 18.13% (5.29)% 21.93% (9.87)%
Ratios to average net assets
Expenses
e , f
.................................... 1.75% 1.81%
g
1.80%
g
1.78%
g
1.76%
g
Expenses - incurred in connection with securities sold short —%
h
0.02% 0.02% 0.02% —%
h
Net investment income ........................... 0.69% 0.35% 2.63%
c
1.32% 0.77%
Supplemental data
Net assets, end of year (000’s) ..................... $158,150 $192,660 $206,196 $302,296 $309,756
Portfolio turnover rate ............................ 59.69% 41.18%
i
21.35% 21.71% 20.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.37%.
d
Total return does not reflect sales commissions or contingent deferred sales charges.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.65 $24.96 $27.17 $23.91 $28.21
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.24 0.70
c
0.49 0.36
Net realized and unrealized gains (losses) ........... (2.40) 4.36 (2.09) 4.83 (3.05)
Total from investment operations .................... (2.11) 4.60 (1.39) 5.32 (2.69)
Less distributions from:
Net investment income .......................... (0.25) (0.79) (0.40) (0.55) (0.36)
Net realized gains ............................. (1.84) (2.12) (0.42) (1.51) (1.25)
Total distributions ............................... (2.09) (2.91) (0.82) (2.06) (1.61)
Net asset value, end of year ....................... $22.45 $26.65 $24.96 $27.17 $23.91
Total return .................................... (7.60)% 18.75% (4.80)% 22.55% (9.41)%
Ratios to average net assets
Expenses
d , e
.................................... 1.25% 1.31%
f
1.30%
f
1.28%
f
1.26%
f
Expenses - incurred in connection with securities sold short —%
g
0.02% 0.02% 0.02% —%
g
Net investment income ........................... 1.19% 0.86% 3.06%
c
1.82% 1.27%
Supplemental data
Net assets, end of year (000’s) ..................... $38,759 $49,843 $48,216 $66,038 $74,345
Portfolio turnover rate ............................ 59.69% 41.18%
h
21.35% 21.71% 20.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.80%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.07 $25.32 $27.55 $24.23 $28.61
Income from investment operations
a
:
Net investment income
b
......................... 0.44 0.39 0.83
c
0.64 0.53
Net realized and unrealized gains (losses) ........... (2.44) 4.43 (2.09) 4.92 (3.11)
Total from investment operations .................... (2.00) 4.82 (1.26) 5.56 (2.58)
Less distributions from:
Net investment income .......................... (0.39) (0.95) (0.55) (0.73) (0.55)
Net realized gains ............................. (1.84) (2.12) (0.42) (1.51) (1.25)
Total distributions ............................... (2.23) (3.07) (0.97) (2.24) (1.80)
Net asset value, end of year ....................... $22.84 $27.07 $25.32 $27.55 $24.23
Total return .................................... (7.05)% 19.37% (4.27)% 23.26% (8.88)%
Ratios to average net assets
Expenses
d , e
.................................... 0.68% 0.74%
f
0.72%
f
0.70%
f
0.69%
f
Expenses - incurred in connection with securities sold short —%
g
0.02% 0.02% 0.02% —%
g
Net investment income ........................... 1.76% 1.40% 3.57%
c
2.40% 1.84%
Supplemental data
Net assets, end of year (000’s) ..................... $286,332 $372,115 $1,449,696 $1,680,600 $3,160,186
Portfolio turnover rate ............................ 59.69% 41.18%
h
21.35% 21.71% 20.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.31%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2022
Franklin Mutual Shares Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.7%
Auto Components 0.0%
†
a,b,c,d
International Automotive Components Group Brazil LLC ........ Brazil 7,234,813 $ 254,651
Automobiles 1.7%
General Motors Co. .................................... United States 3,557,202 119,664,275
Banks 11.3%
Bank of America Corp. ................................. United States 4,916,834 162,845,542
First Horizon Corp. .................................... United States 2,901,455 71,085,648
ING Groep NV ....................................... Netherlands 8,740,346 106,462,620
JPMorgan Chase & Co. ................................. United States 1,417,449 190,079,911
b
SVB Financial Group ................................... United States 398,009 91,597,791
Wells Fargo & Co. ..................................... United States 3,685,834 152,188,086
774,259,598
Building Products 2.4%
Johnson Controls International plc ......................... United States 2,619,886 167,672,704
Capital Markets 2.3%
BlackRock, Inc. ....................................... United States 224,093 158,799,023
Chemicals 1.5%
Ashland, Inc. ......................................... United States 941,112 101,197,773
Consumer Finance 1.5%
Bread Financial Holdings, Inc. ............................ United States 1,466,606 55,232,382
Capital One Financial Corp. ............................. United States 528,291 49,109,931
104,342,313
Containers & Packaging 1.2%
International Paper Co. ................................. United States 2,318,186 80,278,781
Diversified Financial Services 2.0%
Voya Financial, Inc. .................................... United States 2,215,527 136,232,755
Diversified Telecommunication Services 0.3%
a,b,c
Windstream Holdings, Inc. ............................... United States 2,123,740 20,366,495
Electronic Equipment, Instruments & Components 2.1%
b
Flex Ltd. ............................................ United States 6,689,973 143,566,820
Energy Equipment & Services 2.6%
Schlumberger Ltd. ..................................... United States 3,289,690 175,866,827
Entertainment 4.0%
Activision Blizzard, Inc. ................................. United States 2,064,299 158,022,089
b
Walt Disney Co. (The) .................................. United States 1,341,455 116,545,610
274,567,699
Equity Real Estate Investment Trusts (REITs) 1.5%
Brixmor Property Group, Inc. ............................. United States 4,578,439 103,793,212
Food Products 2.5%
Kraft Heinz Co. (The) .................................. United States 4,268,215 173,759,033
Health Care Equipment & Supplies 1.8%
Medtronic plc ........................................ United States 1,558,506 121,127,086
Health Care Providers & Services 6.0%
CVS Health Corp. ..................................... United States 1,813,877 169,035,198
Elevance Health, Inc. .................................. United States 256,962 131,813,797

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Humana, Inc. ........................................ United States 218,826 $ 112,080,489
412,929,484
Household Durables 2.5%
DR Horton, Inc. ....................................... United States 1,970,097 175,614,447
Insurance 3.6%
Everest Re Group Ltd. ................................. United States 268,755 89,030,469
Willis Towers Watson plc ................................ United States 651,722 159,398,167
248,428,636
Interactive Media & Services 1.9%
b
Meta Platforms, Inc., A ................................. United States 1,064,621 128,116,491
IT Services 5.8%
b
Fiserv, Inc. .......................................... United States 1,528,322 154,467,505
Global Payments, Inc. .................................. United States 1,447,075 143,723,489
SS&C Technologies Holdings, Inc. ......................... United States 1,978,222 102,986,237
401,177,231
Machinery 2.6%
Parker-Hannifin Corp. .................................. United States 622,710 181,208,610
Media 3.5%
b
Charter Communications, Inc., A .......................... United States 377,249 127,925,136
Comcast Corp., A ..................................... United States 3,231,399 113,002,023
240,927,159
Metals & Mining 1.2%
Alcoa Corp. .......................................... United States 1,777,415 80,819,060
Oil, Gas & Consumable Fuels 4.8%
BP plc .............................................. United Kingdom 18,874,477 108,900,126
Chevron Corp. ....................................... United States 605,751 108,726,247
Williams Cos., Inc. (The) ................................ United States 3,437,897 113,106,811
330,733,184
Pharmaceuticals 8.1%
b
Elanco Animal Health, Inc. ............................... United States 7,212,948 88,142,225
Eli Lilly & Co. ........................................ United States 198,597 72,654,727
GSK plc ............................................ United States 7,853,689 135,731,534
Merck & Co., Inc. ..................................... United States 935,658 103,811,255
Novartis AG, ADR ..................................... Switzerland 1,721,352 156,161,053
556,500,794
Professional Services 1.9%
KBR, Inc. ........................................... United States 2,449,189 129,317,179
Real Estate Management & Development 2.4%
b
CBRE Group, Inc., A ................................... United States 2,111,230 162,480,261
Software 3.7%
b
Avaya Holdings Corp. .................................. United States 364 72
Gen Digital, Inc. ...................................... United States 4,774,921 102,326,557
Oracle Corp. ......................................... United States 1,840,076 150,407,812
252,734,441
Specialty Retail 0.0%
a,b,c,d
Wayne Services Legacy, Inc. ............................. United States 7,469 —

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 0.8%
b
Western Digital Corp. .................................. United States 1,777,586 $ 56,082,838
Textiles, Apparel & Luxury Goods 2.6%
Tapestry, Inc. ........................................ United States 4,768,532 181,585,697
Tobacco 1.5%
British American Tobacco plc ............................. United Kingdom 2,574,098 101,822,351
Wireless Telecommunication Services 2.1%
b
T-Mobile US, Inc. ..................................... United States 1,010,730 141,502,200
Total Common Stocks (Cost $5,434,344,562) ....................................
6,437,729,108
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 119,757 1,148,460
Total Warrants (Cost $1,519,716) ..............................................
1,148,460
Principal
Amount
*
Corporate Bonds 3.7%
Airlines 0.1%
e
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 8,774,000 9,430,552
Diversified Telecommunication Services 0.1%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 10,568,178 8,190,083
Hotels, Restaurants & Leisure 0.1%
e
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 9,230,300 9,492,302
Media 0.8%
e
DISH Network Corp. , Senior Secured Note , 144A, 11.75% , 11/15/27 United States 50,113,000 51,674,020
Oil, Gas & Consumable Fuels 0.6%
e
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. United States 42,922,000 42,910,491
Pharmaceuticals 0.1%
e
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 .. United States 12,778,000 6,705,000
e
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 1,057,000 835,802
7,540,802
Software 0.9%
e
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 86,667,000 59,875,526
Specialty Retail 1.0%
e
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 66,378,000 47,903,675
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 21,151,000 18,247,814
66,151,489
Total Corporate Bonds (Cost $294,730,103) .....................................
255,265,265

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests 1.1%
g
Software 1.1%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 9.884% ,
( 1-month USD LIBOR + 5.5% ), 2/27/26 ................... United States 20,487,800 $ 18,944,864
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 11.594% , ( 3-month SOFR + 7.5% ), 2/01/30 ........... United States 40,126,436 24,761,422
Veritas US, Inc. , 2021 Dollar Term Loan, B , 9.73% , ( 3-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 47,454,177 33,717,853
77,424,139
a a a a a a
Total Senior Floating Rate Interests (Cost $107,208,073) .........................
77,424,139
Asset-Backed Securities 0.1%
Airlines 0.1%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 . .
United States 5,577,171 5,569,721
Total Asset-Backed Securities (Cost $5,493,513) ................................
5,569,721
Shares
a
Companies in Liquidation 0.0%
a,b,h
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 555,154 —
a,b,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 20,046,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $5,843,295,967) .............................
6,777,136,693
a
Short Term Investments 1.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.4%
i
FHLB, 1/03/23 ....................................... United States 87,200,000 87,200,000
i,j
U.S. Treasury Bills ,
4/20/23 ........................................... United States 1,000,000 986,977
4/27/23 ........................................... United States 1,000,000 985,925
5/11/23 ........................................... United States 1,000,000 983,873
5/18/23 ........................................... United States 1,000,000 983,090
6/08/23 ........................................... United States 5,000,000 4,902,392
8,842,257
Total U.S. Government and Agency Securities (Cost $96,021,630) .................
96,042,257
Total Short Term Investments (Cost $96,021,630 ) ................................
96,042,257
a
Total Investments (Cost $5,939,317,597) 100.0% ................................
$6,873,178,950
Other Assets, less Liabilities (0.0)%
†
...........................................
(2,549,216)
Net Assets 100.0% ...........................................................
$6,870,629,734

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2022, the Fund had the following futures contracts outstanding. See Note 1(d).
At December 3 1 , 2022, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 16 regarding fair value measurements.
b
Non-income producing.
c
See Note 12 regarding restricted securities.
d
See Note 14 regarding holdings of 5% voting securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $247,075,182, representing 3.6% of net assets.
f
See Note 1(g) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.
j
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At December 31, 2022, the aggregate value of these securities pledged amounted to $4,462,243, representing 0.1% of net assets.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 52 $ 6,990,100 3/13/23 $ (89,611)
Foreign Exchange GBP/USD ................... Short 347 26,207,175 3/13/23 476,268
Total Futures Contracts ...................................................................... $386,657
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BNY Sell 304,111 307,120 1/09/23 $ — $ (18,524)
Euro ............. BOFA Buy 11,440,000 11,500,278 1/09/23 749,750 —
Euro ............. BOFA Sell 1,855,964 1,895,275 1/09/23 — (92,104)
Euro ............. HSBK Buy 327,906 320,235 1/09/23 30,889 —
Euro ............. HSBK Sell 8,865,430 9,143,804 1/09/23 — (349,357)
Euro ............. SSBT Sell 375,782 378,830 1/09/23 — (23,560)
Euro ............. UBSW Buy 58,000 61,646 1/09/23 461 —
Euro ............. UBSW Sell 58,956,554 58,352,616 1/09/23 — (4,778,452)
British Pound ...... BOFA Buy 2,556,461 3,037,967 1/17/23 53,702 —
British Pound ...... BOFA Sell 16,014,426 19,680,897 1/17/23 318,586 (4,815)
British Pound ...... UBSW Buy 2,081,044 2,472,455 1/17/23 44,265 —
British Pound ...... UBSW Sell 723,189 845,932 1/17/23 2,526 (31,186)
Total Forward Exchange Contracts ................................................... $1,200,179 $(5,297,998)
Net unrealized appreciation (depreciation) ............................................ $(4,097,819)

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Note  13  regarding other derivative information.
See Abbreviations on page 151 .
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual
Beacon Fund
Franklin Mutual
European Fund
Franklin Mutual
Financial
Services Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,552,389,294 $701,738,015 $346,642,085
Cost - Non-controlled affiliates (Note 3 f and 14 ) ................. — — 2,229,755
Value - Unaffiliated issuers (Includes securities loaned of $—,
$12,477,397 and $3,200 , respectively) ....................... $2,926,251,756 $709,007,923 $366,201,437
Value - Non-controlled affiliates (Note 3 f and 14 ) ................ — — 139,791
Cash .................................................. 3,760 63,752 35,881
Foreign currency, at value (cost $1,143,470, $5,491,075 and $559,333, respectively) ............................................ 1,136,956 5,505,831 560,841
Receivables:
Investment securities sold ................................. — 1,196,802 231,773
Capital shares sold ...................................... 1,664,156 1,217,610 247,923
Dividends ............................................. 4,872,707 3,166,099 626,136
European Union tax reclaims (Note 1 h ) ....................... 2,025,717 5,749,122 107,894
Deposits with brokers for:
Futures contracts ...................................... — 3,597,049 329,155
Due from custodian ...................................... — — 340
Unrealized appreciation on OTC forward exchange contracts ........ — 3,637,681 657,671
Total assets ........................................ 2,935,955,052 733,141,869 369,138,842
Liabilities:
Payables:
Investment securities purchased ............................ 2,642 137,478 2,035
Capital shares redeemed ................................. 2,422,953 949,957 305,344
Management fees ....................................... 1,688,703 532,935 272,572
Distribution fees ........................................ 186,543 67,990 64,952
Transfer agent fees ...................................... 530,817 159,705 99,191
Trustees' fees and expenses ............................... 167,985 102,089 18,103
IRS closing agreement payments for European Union tax reclaims
(Note 1 h ) ............................................. — 5,965,205 316,246
Variation margin on futures contracts ......................... — 194,908 12,813
Unrealized depreciation on OTC forward exchange contracts ........ — 5,426,656 2,155,260
Payable upon return of securities loaned (Note 1 f ) ................ — — 3,340
Accrued expenses and other liabilities ......................... 272,381 171,973 115,200
Total liabilities ....................................... 5,272,024 13,708,896 3,365,056
Net assets, at value ............................... $2,930,683,028 $719,432,973 $365,773,786
Net assets consist of:
Paid-in capital ........................................... $2,529,330,568 $811,264,310 $374,604,094
Total distributable earnings (losses) ........................... 401,352,460 (91,831,337) (8,830,308)
Net assets, at value ............................... $2,930,683,028 $719,432,973 $365,773,786

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Beacon Fund
Franklin Mutual
European Fund
Franklin Mutual
Financial
Services Fund
Class Z:
Net assets, at value ..................................... $2,010,946,740 $414,151,049 $114,506,944
Shares outstanding ...................................... 139,903,989 19,652,416 4,828,009
Net asset value and maximum offering price per share ........... $14.37 $21.07 $23.72
Class A:
Net assets, at value ..................................... $798,280,832 $256,163,132 $230,921,015
Shares outstanding ...................................... 56,247,364 12,553,539 9,703,618
Net asset value per share
a
................................ $14.19 $20.41 $23.80
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $15.02 $21.60 $25.19
Class C:
Net assets, at value ..................................... $18,813,232 $15,190,126 $18,260,141
Shares outstanding ...................................... 1,313,673 729,387 770,991
Net asset value and maximum offering price per share
a
........... $14.32 $20.83 $23.68
Class R:
Net assets, at value ..................................... $1,329,447 $622,752 $—
Shares outstanding ...................................... 95,166 31,299 —
Net asset value and maximum offering price per share ........... $13.97 $19.90 $—
Class R6:
Net assets, at value ..................................... $101,312,777 $33,305,914 $2,085,686
Shares outstanding ...................................... 7,050,768 1,582,568 87,326
Net asset value and maximum offering price per share ........... $14.37 $21.05 $23.88
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Mutual Global
Discovery Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $7,243,628,223 $2,914,416,115 $5,934,512,919
Cost - Non-controlled affiliates (Note 3 f and 14 ) ................. — 123,944,754 4,804,678
Value - Unaffiliated issuers (Includes securities loaned of $—,
$530,529 and $—, respectively) ............................ $8,450,244,354 $2,616,255,055 $6,872,924,299
Value - Non-controlled affiliates (Note 3 f and 14 ) ................ — 110,968,385 254,651
Cash .................................................. 645,954 966,544 1,210,519
Foreign currency, at value (cost $5,344,896, $1,354,886 and $788,475, respectively) ............................................ 5,374,913 1,358,310 783,743
Receivables:
Investment securities sold ................................. 12,837,051 19,835,808 20,345,198
Capital shares sold ...................................... 2,060,468 900,752 1,692,894
Dividends and interest ................................... 34,782,895 20,956,085 17,577,183
European Union tax reclaims (Note 1 h ) ....................... 6,190,972 285,619 1,410,331
Deposits with brokers for:
Securities sold short ................................... — 42,131,566 —
Futures contracts ...................................... 6,325,930 1,154,710 1,172,890
Variation margin on futures contracts ......................... — — 9,881
Due from custodian ...................................... — 531,649 —
Unrealized appreciation on OTC forward exchange contracts ........ 14,072,735 1,670,156 1,200,179
Other assets ............................................ — 1,524 —
Total assets ........................................ 8,532,535,272 2,817,016,163 6,918,581,768
Liabilities:
Payables:
Investment securities purchased ............................ 48,870 31,606,540 27,653,463
Capital shares redeemed ................................. 12,930,922 3,256,068 7,836,066
Management fees ....................................... 6,152,451 1,583,731 3,942,484
Distribution fees ........................................ 1,265,032 162,732 709,144
Transfer agent fees ...................................... 2,243,211 400,658 1,362,493
Trustees' fees and expenses ............................... 746,611 220,792 692,583
IRS closing agreement payments for European Union tax reclaims
(Note 1 h ) ............................................. 10,164,729 — —
Variation margin on futures contracts ......................... 490,250 19,525 —
Deposits from brokers for:
OTC derivative contracts ................................ 510,000 — —
Securities sold short, at value (proceeds $–, $38,185,718 and $–, respectively) ............................................ — 40,769,071 —
Options written, at value (premiums received $–, $401,950 and $–, respectively) ............................................ — 686,250 —
Unrealized depreciation on OTC forward exchange contracts ........ 33,801,405 3,668,959 5,297,998
Payable upon return of securities loaned (Note 1 f ) ................ — 531,649 —
Accrued expenses and other liabilities ......................... 775,188 259,428 457,803
Total liabilities ....................................... 69,128,669 83,165,403 47,952,034
Net assets, at value ............................... $8,463,406,603 $2,733,850,760 $6,870,629,734
Net assets consist of:
Paid-in capital ........................................... $7,278,898,805 $3,341,507,965 $5,821,238,033
Total distributable earnings (losses) ........................... 1,184,507,798 (607,657,205) 1,049,391,701
Net assets, at value ............................... $8,463,406,603 $2,733,850,760 $6,870,629,734

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Mutual Global
Discovery Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Class Z:
Net assets, at value ..................................... $2,857,597,425 $2,047,787,689 $3,785,598,114
Shares outstanding ...................................... 105,126,259 157,968,464 165,604,114
Net asset value and maximum offering price per share ........... $27.18 $12.96 $22.86
Class A:
Net assets, at value ..................................... $4,749,259,127 $617,190,073 $2,601,790,461
Shares outstanding ...................................... 179,622,915 48,439,301 115,450,678
Net asset value per share
a
................................ $26.44 $12.74 $22.54
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $27.98 $13.48 $23.85
Class C:
Net assets, at value ..................................... $221,344,370 $33,038,846 $158,149,830
Shares outstanding ...................................... 8,322,295 2,599,078 7,013,534
Net asset value and maximum offering price per share
a
........... $26.60 $12.71 $22.55
Class R:
Net assets, at value ..................................... $109,826,297 $3,725,256 $38,759,251
Shares outstanding ...................................... 4,224,347 297,494 1,726,526
Net asset value and maximum offering price per share ........... $26.00 $12.52 $22.45
Class R6:
Net assets, at value ..................................... $525,379,384 $32,108,896 $286,332,078
Shares outstanding ...................................... 19,340,752 2,480,059 12,536,328
Net asset value and maximum offering price per share ........... $27.16 $12.95 $22.84
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
for the year ended December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual
Beacon Fund
Franklin Mutual
European Fund
Franklin Mutual
Financial
Services Fund
Investment income:
Dividends: (net of foreign taxes of $5,295,624, $2,875,842 and $876,362, respectively)
Unaffiliated issuers ...................................... $78,298,451 $25,703,291 $13,195,640
Non-controlled affiliates (Note 3 f and 14 ) ...................... — — 1,151
Interest:
Unaffiliated issuers ...................................... 995,808 402,173 174,865
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... — 6,007 607
Non-controlled affiliates (Note 3 f ) ........................... — 6,626 303
Other income (Note 1 h ) .................................... 620,409 2,327,661 452,381
Less: IRS closing agreement payments for European Union tax reclaims
(Note 1 h ) ............................................... — — (11,756)
Total investment income ................................. 79,914,668 28,445,758 13,813,191
Expenses:
Management fees (Note 3 a ) ................................. 21,573,687 6,443,440 3,350,945
Distribution fees: (Note 3c )
Class A .............................................. 2,166,155 644,692 600,203
Class C .............................................. 225,184 186,463 221,547
Class R .............................................. 6,550 2,699 —
Transfer agent fees: (Note 3e )
Class Z .............................................. 1,917,677 464,522 166,701
Class A .............................................. 761,702 281,027 337,548
Class C .............................................. 19,753 20,403 31,115
Class R .............................................. 1,154 589 —
Class R6 ............................................. 36,332 11,673 3,613
Custodian fees (Note 4 ) .................................... 69,634 50,981 23,189
Reports to shareholders fees ................................ (190,865) (138,804) (81,880)
Registration and filing fees .................................. 91,505 64,028 70,408
Professional fees ......................................... — 36,178 125,571
Trustees' fees and expenses ................................ (5,862) (25,483) (3,334)
Dividends on securities sold short ............................ 26,598 — —
Other .................................................. 179,223 115,507 41,149
Total expenses ....................................... 26,878,427 8,157,915 4,886,775
Expense reductions (Note 4 ) ............................. (1,477) (1,507) (569)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (11,477) (13,084) (3,101)
Net expenses ....................................... 26,865,473 8,143,324 4,883,105
Net investment income .............................. 53,049,195 20,302,434 8,930,086

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Beacon Fund
Franklin Mutual
European Fund
Franklin Mutual
Financial
Services Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 183,044,385 12,461,167 14,709,206
Foreign currency transactions .............................. (922,468) (3,129,019) (192,794)
Forward exchange contracts ............................... 22,726,519 38,853,570 12,056,231
Futures contracts ....................................... 1,900,304 24,872,403 1,111,219
Securities sold short ..................................... (10,171,873) — —
Net realized gain (loss) ................................ 196,576,867 73,058,121 27,683,862
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (693,814,153) (102,185,574) (57,178,302)
Non-controlled affiliates (Note 3 f and 14 ) .................... — — (84,787)
Translation of other assets and liabilities denominated in foreign currencies ........................................... (35,333) 97,846 34,553
Forward exchange contracts ............................... (6,375,509) (5,987,793) (3,350,349)
Futures contracts ....................................... 167,953 1,789,905 213,845
Securities sold short ..................................... 17,466,222 — —
Net change in unrealized appreciation (depreciation) .......... (682,590,820) (106,285,616) (60,365,040)
Net realized and unrealized gain (loss) .......................... (486,013,953) (33,227,495) (32,681,178)
Net increase (decrease) in net assets resulting from operations ........ $(432,964,758) $(12,925,061) $(23,751,092)

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Mutual Global
Discovery Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Investment income:
Dividends: (net of foreign taxes of $24,920,498, $3,494,807 and
$3,570,176, respectively)
Unaffiliated issuers ...................................... $253,049,897 $58,911,062 $148,162,701
Interest:
Unaffiliated issuers ...................................... 6,523,886 67,441,169 33,669,434
Non-controlled affiliates (Note 3 f and 14 ) ...................... — 4,395,825 —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 2,297 46,811 7
Non-controlled affiliates (Note 3 f ) ........................... 6,265 11,289 —
Other income (Note 1 h ) .................................... 7,268,573 — 2,016,218
Total investment income ................................. 266,850,918 130,806,156 183,848,360
Expenses:
Management fees (Note 3 a ) ................................. 76,660,477 20,177,321 49,997,501
Distribution fees: (Note 3c )
Class A .............................................. 12,751,002 1,686,397 7,010,249
Class C .............................................. 2,701,196 389,401 1,710,423
Class R .............................................. 593,785 21,943 214,609
Transfer agent fees: (Note 3e )
Class Z .............................................. 3,734,194 1,718,104 3,718,816
Class A .............................................. 6,216,063 518,397 2,498,455
Class C .............................................. 329,787 29,933 152,236
Class R .............................................. 144,799 3,362 38,176
Class R6 ............................................. 170,322 21,939 76,304
Custodian fees (Note 4 ) .................................... 324,191 25,436 84,147
Reports to shareholders fees ................................ (1,736,813) (234,819) (922,298)
Registration and filing fees .................................. 46,340 77,636 46,727
Professional fees ......................................... — 73,077 61,605
Trustees' fees and expenses ................................ (218,892) (54,732) (146,327)
Dividends and interest on securities sold short ................... 111,905 703,498 113,314
Other .................................................. 376,945 201,120 354,098
Total expenses ....................................... 102,205,301 25,358,013 65,008,035
Expense reductions (Note 4 ) ............................. (7,108) (4,805) (2,451)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (3,500) (16,924) —
Net expenses ....................................... 102,194,693 25,336,284 65,005,584
Net investment income .............................. 164,656,225 105,469,872 118,842,776

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Mutual Global
Discovery Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 310,736,578 178,050,146 517,793,681
Non-controlled affiliates (Note 3 f and 14 ) .................... — 158,469,932 424,504
Written options ......................................... — 3,720,193 —
Foreign currency transactions .............................. (2,498,717) (1,036,137) 669,988
Forward exchange contracts ............................... 185,075,114 40,909,952 24,992,660
Futures contracts ....................................... 54,316,912 5,860,537 3,154,773
Securities sold short ..................................... (41,312,084) (37,548,090) (43,671,345)
Net realized gain (loss) ................................ 506,317,803 348,426,533 503,364,261
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (1,205,761,721) (546,754,476) (1,313,087,928)
Non-controlled affiliates (Note 3 f and 14 ) .................... — (181,185,542) (19,252)
Translation of other assets and liabilities denominated in foreign currencies ........................................... 457,520 (100,594) (255,510)
Written options ......................................... — (284,300) —
Forward exchange contracts ............................... (38,783,678) (11,829,654) (8,105,276)
Futures contracts ....................................... 3,318,613 1,632,277 1,231,481
Securities sold short ..................................... 72,000,991 63,591,046 74,746,787
Net change in unrealized appreciation (depreciation) .......... (1,168,768,275) (674,931,243) (1,245,489,698)
Net realized and unrealized gain (loss) .......................... (662,450,472) (326,504,710) (742,125,437)
Net increase (decrease) in net assets resulting from operations ........ $(497,794,247) $(221,034,838) $(623,282,661)

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual Beacon Fund Franklin Mutual European Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $53,049,195 $48,314,736 $20,302,434 $21,172,005
Net realized gain (loss) ............ 196,576,867 350,631,903 73,058,121 31,040,915
Net change in unrealized appreciation
(depreciation) ................. (682,590,820) 136,456,902 (106,285,616) 70,490,319
Net increase (decrease) in net
assets resulting from operations . (432,964,758) 535,403,541 (12,925,061) 122,703,239
Distributions to shareholders:
Class Z ........................ (190,112,808) (162,681,570) (13,475,013) (15,926,586)
Class A ........................ (74,167,735) (62,361,827) (7,954,672) (9,419,264)
Class C ........................ (1,592,139) (1,505,030) (329,499) (570,434)
Class R ........................ (120,118) (84,510) (16,953) (20,425)
Class R6 ....................... (9,621,951) (9,884,661) (1,108,946) (1,269,921)
Total distributions to shareholders ..... (275,614,751) (236,517,598) (22,885,083) (27,206,630)
Capital share transactions: (Note 2 )
Class Z ........................ (15,446,542) (25,340,408) (21,426,384) (48,044,865)
Class A ........................ 2,759,223 14,131,543 (14,180,394) (23,274,928)
Class C ........................ (3,987,241) (11,186,159) (8,053,154) (14,611,281)
Class R ........................ 230,991 7,046 6,556 (145,394)
Class R6 ....................... (20,790,639) 79,169,839 (1,105,043) (1,676,181)
Total capital share transactions ....... (37,234,208) 56,781,861 (44,758,419) (87,752,649)
Net increase (decrease) in net
assets ..................... (745,813,717) 355,667,804 (80,568,563) 7,743,960
Net assets:
Beginning of year .................. 3,676,496,745 3,320,828,941 800,001,536 792,257,576
End of year ...................... $2,930,683,028 $3,676,496,745 $719,432,973 $800,001,536

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual Financial Services Fund Franklin Mutual Global Discovery Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $8,930,086 $6,586,479 $164,656,225 $113,775,017
Net realized gain (loss) ............ 27,683,862 4,958,286 506,317,803 1,361,758,854
Net change in unrealized appreciation
(depreciation) ................. (60,365,040) 68,475,443 (1,168,768,275) 364,133,763
Net increase (decrease) in net
assets resulting from operations . (23,751,092) 80,020,208 (497,794,247) 1,839,667,634
Distributions to shareholders:
Class Z ........................ (2,688,217) (1,873,457) (281,878,228) (276,128,825)
Class A ........................ (4,824,183) (3,171,283) (468,308,648) (457,270,411)
Class C ........................ (212,982) (94,563) (20,215,814) (24,042,977)
Class R ........................ — — (10,672,271) (10,862,941)
Class R6 ....................... (50,005) (45,462) (51,982,564) (54,549,168)
Total distributions to shareholders ..... (7,775,387) (5,184,765) (833,057,525) (822,854,322)
Capital share transactions: (Note 2 )
Class Z ........................ (4,430,932) 1,153,445 (52,974,974) (250,575,020)
Class A ........................ (8,336,278) 4,267,198 (120,252,374) (265,944,649)
Class C ........................ (5,252,310) (7,775,630) (75,739,833) (215,958,967)
Class R ........................ — — (9,685,704) (56,653,739)
Class R6 ....................... (732,681) 478,344 (46,371,609) (274,511,772)
Total capital share transactions ....... (18,752,201) (1,876,643) (305,024,494) (1,063,644,147)
Net increase (decrease) in net
assets ..................... (50,278,680) 72,958,800 (1,635,876,266) (46,830,835)
Net assets:
Beginning of year .................. 416,052,466 343,093,666 10,099,282,869 10,146,113,704
End of year ...................... $365,773,786 $416,052,466 $8,463,406,603 $10,099,282,869

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual Quest Fund Franklin Mutual Shares Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $105,469,872 $50,326,256 $118,842,776 $107,549,947
Net realized gain (loss) ............ 348,426,533 (19,315,976) 503,364,261 1,341,206,360
Net change in unrealized appreciation
(depreciation) ................. (674,931,243) 331,913,562 (1,245,489,698) 22,244,150
Net increase (decrease) in net
assets resulting from operations . (221,034,838) 362,923,842 (623,282,661) 1,471,000,457
Distributions to shareholders:
Class Z ........................ (75,629,406) (61,256,361) (351,898,805) (496,840,798)
Class A ........................ (21,616,265) (16,953,669) (237,824,169) (322,688,187)
Class C ........................ (870,932) (596,751) (12,939,673) (17,613,198)
Class R ........................ (121,099) (57,448) (3,434,282) (4,992,101)
Class R6 ....................... (1,210,033) (1,024,107) (26,928,459) (38,662,402)
Total distributions to shareholders ..... (99,447,735) (79,888,336) (633,025,388) (880,796,686)
Capital share transactions: (Note 2 )
Class Z ........................ (110,831,935) (284,073,890) (231,177,795) 19,243,353
Class A ........................ (34,031,376) (99,882,523) (56,625,234) (58,457,674)
Class C ........................ (7,073,962) (27,037,736) (6,041,214) (31,912,453)
Class R ........................ 1,714,206 (61,224) (3,864,289) (1,977,617)
Class R6 ....................... (3,345,837) (12,549,942) (32,819,611) (1,105,003,117)
Total capital share transactions ....... (153,568,904) (423,605,315) (330,528,143) (1,178,107,508)
Net increase (decrease) in net
assets ..................... (474,051,477) (140,569,809) (1,586,836,192) (587,903,737)
Net assets:
Beginning of year .................. 3,207,902,237 3,348,472,046 8,457,465,926 9,045,369,663
End of year ...................... $2,733,850,760 $3,207,902,237 $6,870,629,734 $8,457,465,926

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of six
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standard Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class Z, Class A, Class C, Class R, & Class R6
Franklin Mutual Beacon Fund
Franklin Mutual European Fund
Franklin Mutual Global Discovery Fund
Franklin Mutual Quest Fund
Franklin Mutual Shares Fund
Class Z, Class A, Class C, & Class R6
Franklin Mutual Financial Services Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
At December 31, 2022, certain or all Funds had OTC
derivatives in a net liability position and the aggregate value of collateral pledged for such contracts was as follows:
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At December 31, 2022, certain or all Funds received U.S.
Treasury Bonds and Notes as collateral for derivatives, as
follows:
Net Liability
Position
Aggregate
Value of
Collateral
Pledged
Franklin Mutual Financial
Services Fund .............
$1,794,962 $1,371,520
Franklin Mutual Global Discovery
Fund ....................
$19,875,337 $18,221,149
Franklin Mutual Quest Fund ...
$3,357,760
$2,959,915
Franklin Mutual Shares Fund ...
$5,122,938
$4,462,243
1. Organization and Significant Accounting Policies
(continued)
c. Securities Purchased on a Delayed Delivery Basis
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
Certain or all Funds entered into exchange traded futures
contracts primarily to manage exposure to certain foreign
currencies and equity price risk. A futures contract is an
agreement between the Fund and a counterparty to buy or
sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. At
December 31, 2022, Franklin Mutual Beacon Fund had no
futures contracts.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. At
December 31, 2022, Franklin Mutual Beacon Fund had no
forward exchange contracts.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage exposure to equity
price risk. An option is a contract entitling the holder to
purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss. At
December 31, 2022, Franklin Mutual Beacon Fund, Franklin
Mutual Global Discovery Fund, Franklin Mutual European
Fund, Franklin Mutual Financial Services Fund and Franklin
Mutual Shares Fund had no options.
See Note 13 regarding other derivative information.
e. Securities Sold Short
Certain or all Funds are engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a
loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At December
31, 2022, Franklin Mutual Beacon Fund, Franklin Mutual
Global Discovery Fund, Franklin Mutual European Fund,
Franklin Mutual Financial Services Fund and Franklin Mutual
Shares Fund had no securities sold short.
f. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds, and/or uninvested cash as included in due from custodian in the Statements of
Assets and Liabilities. Additionally, at December 31, 2022,
Collateral
Received
Franklin Mutual Financial Services Fund $421,835
Franklin Mutual Global Discovery Fund . $1,186,069
Franklin Mutual Quest Fund ......... $1,571,872
Franklin Mutual Shares Fund ......... $1,095,859
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
Franklin Mutual European Fund held $13,398,806 in U.S.
Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts
with the Fund's custodian. The Fund cannot repledge or
resell these securities held as collateral. As such, the non-
cash collateral is excluded from the Statements of Assets
and Liabilities. The Fund may receive income from the
investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statements of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At
December 31, 2022, Franklin Mutual Beacon Fund, Franklin
Mutual Global Discovery Fund and Franklin Mutual Shares
Fund had no securities on loan.
g. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by
a designated U.S. bank or the London InterBank Offered
Rate (LIBOR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
h. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit
or deduction on a shareholder’s income tax return, the
Funds will enter into a closing agreement with the Internal
Revenue Service (IRS) in order to pay the associated tax
liability on behalf of the Funds' shareholders. During the
fiscal year ended December 31, 2022, certain or all Funds
received EU reclaims in excess of the foreign taxes paid
during the year. Franklin Mutual Financial Services Fund
determined to enter into a closing agreement with the
IRS and recorded the estimated payment as a reduction
to income, as reflected in the Statements of Operations.
Franklin Mutual European Fund and Franklin Mutual Global
Discovery Fund previously determined to enter into a closing agreement with the IRS and recorded any adjustments to
estimated payments as other income in the Statements of
Operations.
1. Organization and Significant Accounting Policies
(continued)
f. Securities Lending
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2022, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term
of the loan. Dividend income and dividends declared on
securities sold short are recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
h. Income and Deferred Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At December 3 1 , 202 2 , there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Mutual Beacon Fund Franklin Mutual European Fund
Shares Amount Shares Amount
Class Z
Class Z Shares:
Year ended December 31, 2022
Shares sold ................................... 4,518,425 $72,353,692 5,006,874 $107,549,542
Shares issued in reinvestment of distributions .......... 12,611,801 177,940,210 607,689 12,330,793
Shares redeemed ............................... (16,880,382) (265,740,444) (6,848,287) (141,306,719)
Net increase (decrease) .......................... 249,844 $(15,446,542) (1,233,724) $(21,426,384)
Year ended December 31, 2021
Shares sold ................................... 5,839,985 $106,986,048 1,924,462 $41,875,442
Shares issued in reinvestment of distributions .......... 8,699,407 151,861,397 687,137 14,708,283
Shares redeemed ............................... (15,681,677) (284,187,853) (4,859,850) (104,628,590)
Net increase (decrease) .......................... (1,142,285) $(25,340,408) (2,248,251) $(48,044,865)
Class A
Class A Shares:
Year ended December 31, 2022
Shares sold
a
................................... 3,950,838 $62,998,373 1,143,930 $23,416,157
Shares issued in reinvestment of distributions .......... 5,184,904 72,072,434 385,864 7,567,616
Shares redeemed ............................... (8,517,905) (132,311,584) (2,238,008) (45,164,167)
Net increase (decrease) .......................... 617,837 $2,759,223 (708,214) $(14,180,394)
Year ended December 31, 2021
Shares sold
a
................................... 5,278,156 $96,885,950 1,186,474 $25,072,584
Shares issued in reinvestment of distributions .......... 3,513,835 60,642,108 433,686 9,001,850
Shares redeemed ............................... (7,955,475) (143,396,515) (2,770,582) (57,349,362)
Net increase (decrease) .......................... 836,516 $14,131,543 (1,150,422) $(23,274,928)
Class C
Class C Shares:
Year ended December 31, 2022
Shares sold ................................... 162,368 $2,643,400 57,998 $1,215,483
Shares issued in reinvestment of distributions .......... 113,683 1,581,132 16,514 323,733
Shares redeemed
a
.............................. (519,947) (8,211,773) (466,964) (9,592,370)
Net increase (decrease) .......................... (243,896) $(3,987,241) (392,452) $(8,053,154)
Year ended December 31, 2021
Shares sold ................................... 274,584 $5,035,296 108,558 $2,310,237
Shares issued in reinvestment of distributions .......... 85,888 1,494,056 26,553 561,304
Shares redeemed
a
.............................. (957,065) (17,715,511) (823,111) (17,482,822)
Net increase (decrease) .......................... (596,593) $(11,186,159) (688,000) $(14,611,281)
Class R

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Beacon Fund Franklin Mutual European Fund
Shares Amount Shares Amount
Class R Shares:
Year ended December 31, 2022
Shares sold ................................... 11,936 $185,508 11,242 $218,562
Shares issued in reinvestment of distributions .......... 8,778 120,118 886 16,953
Shares redeemed ............................... (4,829) (74,635) (11,636) (228,959)
Net increase (decrease) .......................... 15,885 $230,991 492 $6,556
Year ended December 31, 2021
Shares sold ................................... 6,338 $114,528 9,141 $189,771
Shares issued in reinvestment of distributions .......... 4,963 84,510 1,007 20,425
Shares redeemed ............................... (10,458) (191,992) (17,956) (355,590)
Net increase (decrease) .......................... 843 $7,046 (7,808) $(145,394)
Class R6
Class R6 Shares:
Year ended December 31, 2022
Shares sold ................................... 844,073 $13,800,081 199,706 $4,124,439
Shares issued in reinvestment of distributions .......... 678,737 9,575,351 11,098 225,059
Shares redeemed ............................... (2,894,436) (44,166,071) (264,096) (5,454,541)
Net increase (decrease) .......................... (1,371,626) $(20,790,639) (53,292) $(1,105,043)
Year ended December 31, 2021
Shares sold ................................... 5,583,463 $106,269,417 238,083 $5,116,650
Shares issued in reinvestment of distributions .......... 564,162 9,847,608 11,304 241,602
Shares redeemed ............................... (2,025,526) (36,947,186) (329,726) (7,034,433)
Net increase (decrease) .......................... 4,122,099 $79,169,839 (80,339) $(1,676,181)
Franklin Mutual Financial
Services Fund
Franklin Mutual Global
Discovery Fund
Shares Amount Shares Amount
Class Z
Class Z Shares:
Year ended December 31, 2022
Shares sold ................................... 549,487 $13,771,776 4,894,660 $146,445,586
Shares issued in reinvestment of distributions .......... 109,208 2,552,205 9,606,859 258,820,963
Shares redeemed ............................... (863,058) (20,754,913) (15,602,455) (458,241,523)
Net increase (decrease) .......................... (204,363) $(4,430,932) (1,100,936) $(52,974,974)
Year ended December 31, 2021
Shares sold ................................... 784,766 $19,144,281 5,593,455 $178,799,789
Shares issued in reinvestment of distributions .......... 70,399 1,743,108 8,188,488 252,494,886
Shares redeemed ............................... (810,179) (19,733,944) (21,392,850) (681,869,695)
Net increase (decrease) .......................... 44,986 $1,153,445 (7,610,907) $(250,575,020)
Class A
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Financial
Services Fund
Franklin Mutual Global
Discovery Fund
Shares Amount Shares Amount
Class A Shares:
Year ended December 31, 2022
Shares sold
a
................................... 1,404,392 $35,638,190 9,521,128 $277,104,275
Shares issued in reinvestment of distributions .......... 199,079 4,668,407 17,470,833 457,401,627
Shares redeemed ............................... (2,030,320) (48,642,875) (29,745,785) (854,758,276)
Net increase (decrease) .......................... (426,849) $(8,336,278) (2,753,824) $(120,252,374)
Year ended December 31, 2021
Shares sold
a
................................... 1,796,743 $44,503,944 13,871,126 $442,848,145
Shares issued in reinvestment of distributions .......... 123,180 3,061,930 14,845,564 446,658,739
Shares redeemed ............................... (1,774,053) (43,298,676) (36,892,543) (1,155,451,533)
Net increase (decrease) .......................... 145,870 $4,267,198 (8,175,853) $(265,944,649)
Class C
Class C Shares:
Year ended December 31, 2022
Shares sold ................................... 145,932 $3,719,658 657,450 $19,234,736
Shares issued in reinvestment of distributions .......... 9,028 210,721 770,098 20,104,071
Shares redeemed
a
.............................. (387,486) (9,182,689) (3,957,748) (115,078,640)
Net increase (decrease) .......................... (232,526) $(5,252,310) (2,530,200) $(75,739,833)
Year ended December 31, 2021
Shares sold ................................... 196,028 $4,867,182 937,475 $29,473,650
Shares issued in reinvestment of distributions .......... 3,740 93,205 790,049 23,879,124
Shares redeemed
a
.............................. (519,218) (12,736,017) (8,462,035) (269,311,741)
Net increase (decrease) .......................... (319,450) $(7,775,630) (6,734,511) $(215,958,967)
Class R
Class R Shares:
Year ended December 31, 2022
Shares sold ................................... — $— 391,507 $11,216,698
Shares issued in reinvestment of distributions .......... — — 414,590 10,657,235
Shares redeemed ............................... — — (1,096,319) (31,559,637)
Net increase (decrease) .......................... — $— (290,222) $(9,685,704)
Year ended December 31, 2021
Shares sold ................................... — $— 408,568 $12,784,868
Shares issued in reinvestment of distributions .......... — — 366,002 10,849,071
Shares redeemed ............................... — — (2,591,277) (80,287,678)
Net increase (decrease) .......................... — $— (1,816,707) $(56,653,739)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
Franklin Mutual Financial
Services Fund
Franklin Mutual Global
Discovery Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2022
Shares sold ................................... 31,598 $790,271 2,373,607 $70,078,122
Shares issued in reinvestment of distributions .......... 2,125 50,005 1,588,180 42,784,151
Shares redeemed ............................... (62,999) (1,572,957) (5,311,125) (159,233,882)
Net increase (decrease) .......................... (29,276) $(732,681) (1,349,338) $(46,371,609)
Year ended December 31, 2021
Shares sold ................................... 131,569 $3,272,275 3,222,144 $104,019,457
Shares issued in reinvestment of distributions .......... 1,824 45,462 1,491,907 45,976,392
Shares redeemed ............................... (120,973) (2,839,393) (13,347,493) (424,507,621)
Net increase (decrease) .......................... 12,420 $478,344 (8,633,442) $(274,511,772)
Franklin Mutual Quest Fund Franklin Mutual Shares Fund
Shares Amount Shares Amount
Class Z
Class Z Shares:
Year ended December 31, 2022
Shares sold ................................... 9,784,272 $141,281,538 8,798,481 $213,065,039
Shares issued in reinvestment of distributions .......... 5,582,185 71,608,119 13,845,004 313,006,127
Shares redeemed ............................... (23,183,656) (323,721,592) (31,157,436) (757,248,961)
Net increase (decrease) .......................... (7,817,199) $(110,831,935) (8,513,951) $(231,177,795)
Year ended December 31, 2021
Shares sold ................................... 8,934,947 $127,490,122 6,091,043 $174,007,370
Shares issued in reinvestment of distributions .......... 4,090,779 58,092,057 16,483,348 441,867,539
Shares redeemed ............................... (33,019,969) (469,656,069) (21,197,536) (596,631,556)
Net increase (decrease) .......................... (19,994,243) $(284,073,890) 1,376,855 $19,243,353
Class A
Class A Shares:
Year ended December 31, 2022
Shares sold
a
................................... 4,854,484 $67,636,417 5,456,941 $135,249,494
Shares issued in reinvestment of distributions .......... 1,674,995 21,117,918 10,408,356 231,619,673
Shares redeemed ............................... (8,979,450) (122,785,711) (17,268,207) (423,494,401)
Net increase (decrease) .......................... (2,449,971) $(34,031,376) (1,402,910) $(56,625,234)
Year ended December 31, 2021
Shares sold
a
................................... 3,890,182 $54,984,975 6,646,689 $189,023,732
Shares issued in reinvestment of distributions .......... 1,170,021 16,334,740 11,866,324 314,119,841
Shares redeemed ............................... (12,246,018) (171,202,238) (20,070,111) (561,601,247)
Net increase (decrease) .......................... (7,185,815) $(99,882,523) (1,557,098) $(58,457,674)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
1
Franklin Mutual Quest Fund Franklin Mutual Shares Fund
Shares Amount Shares Amount
Class C Shares:
Year ended December 31, 2022
Shares sold ................................... 334,623 $4,632,285 1,322,415 $32,820,116
Shares issued in reinvestment of distributions .......... 68,787 865,760 583,262 12,902,802
Shares redeemed
a
.............................. (925,818) (12,572,007) (2,093,687) (51,764,132)
Net increase (decrease) .......................... (522,408) $(7,073,962) (188,010) $(6,041,214)
Year ended December 31, 2021
Shares sold ................................... 334,809 $4,649,090 1,651,127 $45,796,881
Shares issued in reinvestment of distributions .......... 42,473 590,978 662,128 17,541,173
Shares redeemed
a
.............................. (2,308,765) (32,277,804) (3,354,065) (95,250,507)
Net increase (decrease) .......................... (1,931,483) $(27,037,736) (1,040,810) $(31,912,453)
Class R
Class R Shares:
Year ended December 31, 2022
Shares sold ................................... 278,639 $3,958,251 159,279 $3,993,747
Shares issued in reinvestment of distributions .......... 9,769 121,099 155,234 3,434,257
Shares redeemed ............................... (180,023) (2,365,144) (458,550) (11,292,293)
Net increase (decrease) .......................... 108,385 $1,714,206 (144,037) $(3,864,289)
Year ended December 31, 2021
Shares sold ................................... 59,804 $831,305 194,613 $5,492,280
Shares issued in reinvestment of distributions .......... 4,187 57,448 189,241 4,992,082
Shares redeemed ............................... (68,758) (949,977) (445,333) (12,461,979)
Net increase (decrease) .......................... (4,767) $(61,224) (61,479) $(1,977,617)
Class R6
Class R6 Shares:
Year ended December 31, 2022
Shares sold ................................... 480,288 $6,781,496 506,509 $12,677,849
Shares issued in reinvestment of distributions .......... 93,655 1,200,472 1,191,226 26,903,261
Shares redeemed ............................... (813,586) (11,327,805) (2,905,856) (72,400,721)
Net increase (decrease) .......................... (239,643) $(3,345,837) (1,208,121) $(32,819,611)
Year ended December 31, 2021
Shares sold ................................... 425,507 $6,035,726 632,661 $18,045,148
Shares issued in reinvestment of distributions .......... 71,637 1,015,856 1,442,258 38,638,322
Shares redeemed in-kind (Note 3h) .................. — — (42,074,815) (1,065,296,437)
Shares redeemed ............................... (1,386,459) (19,601,524) (3,521,096) (96,390,150)
Net increase (decrease) .......................... (889,315) $(12,549,942) (43,520,992) $(1,105,003,117)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Mutual Beacon Fund and Franklin Mutual Quest Fund pay an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of each of the Funds as follows:
Franklin Mutual European Fund and Franklin Mutual Financial Services Fund pay an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of each of the Funds as follows:
Franklin Mutual Global Discovery Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $7 billion
0.625% Over $7 billion, up to and including $10 billion
0.615% In excess of $10 billion
Annualized Fee Rate Net Assets
0.875% Up to and including $1 billion
0.845% Over $1 billion, up to and including $2 billion
0.825% Over $2 billion, up to and including $5 billion
0.805% In excess of $5 billion
Annualized Fee Rate Net Assets
0.845% Up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion

Franklin Mutual Series Funds
Notes to Financial Statements

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Franklin Mutual Shares Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2022, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Funds. The fee is paid by
Franklin Mutual based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class with the exception of Class Z and Class R6 shares, pursuant to
Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
Franklin Mutual
Beacon Fund
Franklin Mutual
European Fund
Franklin Mutual
Financial
Services Fund
Gross effective investment management fee rate ................... 0.675% 0.875% 0.875%
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Gross effective investment management fee rate ................... 0.840% 0.675% 0.665%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin Mutual
Beacon Fund
Franklin Mutual
European Fund
Franklin Mutual
Financial
Services Fund
Class A ................................................ 0.35% 0.35% 0.35%
Class C ................................................ 1.00% 1.00% 1.00%
Class R ................................................ 0.50% 0.50% —%
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Class A ................................................ 0.35% 0.35% 0.35%
Class C ................................................ 1.00% 1.00% 1.00%
Class R ................................................ 0.50% 0.50% 0.50%
Franklin Mutual
Beacon Fund
Franklin Mutual
European Fund
Franklin Mutual
Financial
Services Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $44,460 $7,341 $25,756
CDSC retained ............................................ $25,129 $1,245 $2,754
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $230,594 $28,999 $133,194
CDSC retained ............................................ $15,077 $4,479 $8,705
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended December 31, 2022, investments in affiliated management investment companies were as follows:
Franklin Mutual
Beacon Fund
Franklin Mutual
European Fund
Franklin Mutual
Financial
Services Fund
Transfer agent fees ......................................... $1,123,530 $323,060 $218,050
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Transfer agent fees ......................................... $3,994,718 $1,108,337 $2,841,435
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual European Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $— $14,956,000 $(14,956,000) $— $— $— — $6,626
Total Affiliated Securities ... $— $14,956,000 $(14,956,000) $— $— $— $6,626
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $— $5,439,000 $(5,436,000) $— $— $3,000 3,000 $303
Total Affiliated Securities ... $— $5,439,000 $(5,436,000) $— $— $3,000 $303
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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g. Waiver and Expense Reimbursements
Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Mutual Global Discovery Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the
Fund do not exceed 1.00% based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
For Franklin Mutual Beacon Fund, Franklin Mutual European Fund and Franklin Mutual Quest Fund, Investor Services has
contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until April 30, 2023.
For Franklin Mutual Financial Services Fund, Franklin Mutual Global Discovery Fund and Franklin Mutual Shares Fund,
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2023.
h. Other Affiliated Transactions
During the year ended December 31, 2021, the Franklin Global Allocation Fund (formerly Franklin Founding Funds
Allocation Fund) (Allocation Fund), a series of the Franklin Fund Allocator Series, repositioned to a direct investment fund and subsequently fully redeemed out of Franklin Mutual Shares Fund. As a result, on January 29, 2021, the Fund delivered portfolio securities and cash that were transferred in-kind to the Allocation Fund, which included $233,383,169 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $— $14,094,000 $(14,094,000) $— $— $— — $6,265
Total Affiliated Securities ... $— $14,094,000 $(14,094,000) $— $— $— $6,265
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $— $31,248,000 $(31,248,000) $— $— $— — $11,289
Total Affiliated Securities ... $— $31,248,000 $(31,248,000) $— $— $— $11,289
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended December 31, 2022, the custodian fees were reduced as noted in the Statements of Operations.
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the year ended December 31, 2022, the Funds' projected benefit obligation and benefit payments under the Plan were as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
Franklin Mutual
Beacon Fund
Franklin Mutual
European Fund
Franklin Mutual
Financial Services
Fund
a
Projected benefit obligation at December 31, 2022 ................. $167,985 $102,089 $18,103
b
Increase (decrease) in projected benefit obligation ................. $(184,570) $(43,823) $(23,683)
Benefit payments made to retired trustees ........................ $— $— $—
Franklin Mutual
Global Discovery
Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
a
Projected benefit obligation at December 31, 2022 ................. $746,611 $220,792 $692,583
b
Increase (decrease) in projected benefit obligation ................. $(552,570) $(178,447) $(457,505)
Benefit payments made to retired trustees ........................ $— $— $—
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statements of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statements of Operations. The increase (decrease) was primarily due to demographic gains.
Franklin Mutual
European Fund
Franklin Mutual
Financial
Services Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................................................... $ 3,622,477 $ —
Long term ............................................................... 101,543,973 22,550,737
Total capital loss carryforwards .............................................. $105,166,450 $22,550,737

Franklin Mutual Series Funds
Notes to Financial Statements

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a
Includes $ 2,936,881 from the acquired Franklin Mutual International Fund, which may be carried over to offset future capital gains, subject to certain limitations.
During the year ended December 31, 2022, the following Funds utilized capital loss carryforwards as follows:
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
Quest Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................................................... $ — $ 56,142,413
Long term ............................................................... 2,936,881
a
229,013,112
Total capital loss carryforwards .............................................. $2,936,881 $285,155,525
Franklin Mutual
European Fund
Franklin Mutual
Financial
Services Fund
Capital loss carryforwards utilized ............................................... $74,089,475 $25,458,567
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
Quest Fund
Capital loss carryforwards utilized ............................................... $1,500,376 $317,094,218
Franklin Mutual Beacon Fund Franklin Mutual European Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $49,229,979 $91,448,294 $22,885,083 $27,206,630
Long term capital gain .................... 226,384,772 145,069,304 — —
$275,614,751 $236,517,598 $22,885,083 $27,206,630
Franklin Mutual Financial Services
Fund
Franklin Mutual Global Discovery
Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $7,775,387 $5,184,765 $161,763,944 $230,330,737
Long term capital gain .................... — — 671,293,581 592,523,585
$7,775,387 $5,184,765 $833,057,525 $822,854,322
Franklin Mutual Quest Fund Franklin Mutual Shares Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $99,447,735 $79,888,336 $102,921,111 $263,515,339
Long term capital gain .................... — — 530,104,277 617,281,347
$99,447,735 $79,888,336 $633,025,388 $880,796,686
6. Income Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, EU reclaims, passive foreign investment company shares, bond discounts and premiums, tax straddles, corporate actions, wash sales and futures contracts.
Franklin Mutual Beacon Fund, Franklin Mutual Global Discovery Fund and Franklin Mutual Shares Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended December
31, 2022, were as follows:
Franklin Mutual
Beacon Fund
Franklin Mutual
European Fund
Franklin Mutual
Financial
Services Fund
a a a a
Cost of investments ........................................ $2,555,388,765 $705,654,152 $351,375,753
Unrealized appreciation ...................................... $599,694,226 $92,157,209 $57,246,111
Unrealized depreciation ...................................... (228,831,235) (91,482,812) (43,815,437)
Net unrealized appreciation (depreciation) ........................ $370,862,991 $674,397 $13,430,674
Distributable earnings:
Undistributed ordinary income ................................. $2,465,199 $8,211,132 $269,919
Undistributed long term capital gains ............................ 26,132,962 — —
Total distributable earnings ................................... $28,598,161 $8,211,132 $269,919
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
a a a a
Cost of investments ........................................ $7,243,755,400 $3,008,408,306 $5,948,909,160
Unrealized appreciation ...................................... $1,672,805,048 $192,881,871 $1,309,222,239
Unrealized depreciation ...................................... (489,051,334) (517,418,263) (388,663,611)
Net unrealized appreciation (depreciation) ........................ $1,183,753,714 $(324,536,392) $920,558,628
Distributable earnings:
Undistributed ordinary income ................................. $— $1,974,983 $4,727,309
Undistributed long term capital gains ............................ 15,102,202 — 123,359,986
Total distributable earnings ................................... $15,102,202 $1,974,983 $128,087,295
Franklin Mutual
Beacon Fund
Franklin Mutual
European Fund
Franklin Mutual
Financial
Services Fund
Purchases ............................................... $1,556,817,193 $237,306,530 $115,075,238
Sales ................................................... $1,812,430,761 $222,154,132 $126,382,270
6. Income Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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At December 31, 2022, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
8. Credit Risk and Defaulted Securities
The Funds may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Funds. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Funds discontinue accruing income and recognize an adjustment for uncollectible interest.
At December 31, 2022, the Funds did not hold any distressed company securities for which interest recognition has been discontinued.
9. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
10. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Purchases ............................................... $4,737,171,321 $2,802,966,735 $4,393,481,621
Sales ................................................... $5,383,413,001 $2,860,966,373 $5,084,782,940
Franklin Mutual
Financial
Services Fund
Franklin Mutual
Quest Fund
Securities lending transactions
a
:
Equity investments
b
.......................................................... $3,340 $531,649
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
7. Investment Transactions
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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11. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
12. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Beacon Fund
2,846,329 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,890,264 $ 100,185
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $1,890,264 $100,185
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery Fund
3,819,425 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 2,536,499 $ 134,436
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $2,536,499 $134,436
Principal
Amount /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
2,548,299 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,692,334 $ 89,695
224,279 Sorenson Communications LLC, Membership Interests . 4/01/22 — —
106,532
Sorenson Communications LLC, Membership Interests,
B ...................................... 4/30/14 — 9,476,129
24,776,325
Sorenson Communications LLC, Term Loan, A, PIK,
10%, 4/01/30 ............................. 4/01/22 - 12/30/22 24,629,377 23,170,071
100,415,114
Sorenson Communications LLC, Term Loan, B, PIK, 8%,
4/01/30 .................................. 4/01/22 - 12/30/22 99,315,377 78,322,185
1 Tenerity, Inc. ............................... 1/31/22 204 44
48,380 Tenerity, Inc., 4/10/24 ......................... 5/11/17 6,590,959 792,276
7,104 Wayne Services Legacy, Inc. ................... 1/22/19 — —
1,623,438 Windstream Holdings, Inc. ..................... 9/21/20 12,859,476 15,568,639
91,545 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 1,161,706 877,909
Total Restricted Securities (Value is 4.7% of Net Assets) .............. $146,249,433 $128,296,948

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
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13. Other Derivative Information
At December 31, 2022, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
7,234,813 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 4,804,678 $ 254,651
7,469 Wayne Services Legacy, Inc. ................... 1/22/19 — —
2,123,740 Windstream Holdings, Inc. ..................... 9/21/20 16,822,436 20,366,495
119,757 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 1,519,716 1,148,460
Total Restricted Securities (Value is 0.3% of Net Assets) .............. $23,146,830 $21,769,606
†
Rounds to less than 0.1% of net assets.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual European Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
 $619,011
a
Variation margin on futures
contracts
 $1,467,451
a
Unrealized appreciation on OTC
forward exchange contracts
 3,637,681
Unrealized depreciation on OTC
forward exchange contracts
 5,426,656
Equity contracts ...........
Variation margin on futures
contracts
—
Variation margin on futures
contracts
41,959
a
Total .................... $4,256,692 $6,936,066
Franklin Mutual Financial Services Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
76,862
a
Variation margin on futures
contracts
114,074
a
Unrealized appreciation on OTC
forward exchange contracts
657,671
Unrealized depreciation on OTC
forward exchange contracts
2,155,260
Total .................... $734,533 $2,269,334
Franklin Mutual Global Discovery Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
487,248
a
Variation margin on futures
contracts
3,493,818
a
Unrealized appreciation on OTC
forward exchange contracts
14,072,735
Unrealized depreciation on OTC
forward exchange contracts
33,801,405
Total .................... $14,559,983 $37,295,223
Franklin Mutual Quest Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
377,446
a
Variation margin on futures
contracts
274,848
a
12. Restricted Securities
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
For the year ended December 31, 2022, the effect of derivative contracts in the Statements of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Quest Fund (continued)
Unrealized appreciation on OTC
forward exchange contracts
$1,670,156
Unrealized depreciation on OTC
forward exchange contracts
$3,668,959
Equity contracts ...........
Investments in securities, at value 616,000
b
Options written, at value 686,250
Total .................... $2,663,602 $4,630,057
Franklin Mutual Shares Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
476,268
a
Variation margin on futures
contracts
89,611
a
Unrealized appreciation on OTC
forward exchange contracts
1,200,179
Unrealized depreciation on OTC
forward exchange contracts
5,297,998
Total .................... $1,676,447 $5,387,609
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
Purchased option contracts are included in investments in securities, at value in the Statements of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Beacon Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $1,900,304 Futures contracts $167,953
Forward exchange contracts 22,726,519 Forward exchange contracts (6,375,509)
Total ....................... $24,626,823 $(6,207,556)
Franklin Mutual European Fund
Foreign exchange contracts .....
Futures contracts 26,628,500 Futures contracts 2,134,340
Forward exchange contracts 38,853,570 Forward exchange contracts (5,987,793)
Equity Contracts ..............
Futures contracts (1,756,097) Futures contracts (344,435)
Total ....................... $63,725,973 $(4,197,888)
13. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended December 31, 2022, the average month end notional amount of futures contracts and options and the average month end contract value for forward exchange contracts, were as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Financial Services Fund
Foreign exchange contracts .....
Futures contracts $1,111,219 Futures contracts $213,845
Forward exchange contracts 12,056,231 Forward exchange contracts (3,350,349)
Total ....................... $13,167,450 $(3,136,504)
Franklin Mutual Global Discovery Fund
Foreign exchange contracts .....
Futures contracts 54,316,912 Futures contracts 3,318,613
Forward exchange contracts 185,075,114 Forward exchange contracts (38,783,678)
Total ....................... $239,392,026 $(35,465,065)
Franklin Mutual Quest Fund
Foreign exchange contracts .....
Futures contracts 5,860,537 Futures contracts 1,632,277
Forward exchange contracts 40,909,952 Forward exchange contracts (11,829,654)
Equity Contracts ..............
Investments (541,548)
a
Investments (142,393)
a
Written options 3,720,193 Written options (284,300)
Total ....................... $49,949,134 $(10,624,070)
Franklin Mutual Shares Fund
Foreign exchange contracts .....
Futures contracts 3,154,773 Futures contracts 1,231,481
Forward exchange contracts 24,992,660 Forward exchange contracts (8,105,276)
Total ....................... $28,147,433 $(6,873,795)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
Franklin Mutual
Beacon Fund
Franklin Mutual
European Fund
Franklin Mutual
Financial
Services Fund
Futures contracts .......................................... $11,808,731 $217,387,999 $13,779,109
Forward exchange contracts .................................. 197,302,225 312,259,960 97,494,905
13. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
At December 31, 2022, OTC derivative assets and liabilities are as follows:
At December 3 1 , 2022, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Futures contracts .......................................... $441,036,424 $62,256,837 $37,868,582
Forward exchange contracts .................................. 1,460,694,961 382,623,614 249,240,048
Options .................................................. — 141,124,915 —
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Mutual European Fund
Derivatives
Forward exchange contracts ............................. $ 3,637,681 $ 5,426,656
Total ............................................. $3,637,681 $5,426,656
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Mutual European Fund
Counterparty
BNY .................... $76,396 $— $(76,396) $— $—
BOFA .................... 2,134,865 (1,906,698) (39,913) — 188,254
HSBK ................... 611,052 (611,052) — — —
SSBT .................... — — — — —
UBSW ................... 815,368 (815,368) — — —
Total ................... $3,637,681 $(3,333,118) $ (116,309) $— $188,254
$ 1
13. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
At December 3 1 , 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 151 .
14. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended December 31, 2022, investments in “affiliated companies” were as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Franklin Mutual European Fund
Counterparty
BNY .................... $— $— $— $— $—
BOFA .................... 1,906,698 (1,906,698) — — —
HSBK ................... 1,459,213 (611,052) — — 848,161
SSBT .................... 20,696 — — — 20,696
UBSW ................... 2,040,049 (815,368) (753,007) — 471,674
Total ................... $5,426,656 $(3,333,118) $(753,007) $— $1,340,531
a
At December 31, 2022, the Fund received U.S. Treasury Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares /Principal
Amount Held at
End
of Year
Investment
Income
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Dividends
AB&T Financial Corp ... $ 221,578 $ — $ — $ — $ (84,787) $ 136,791 226,100 $ 1,151
Total Affiliated Securities
(Value is 0.0%
*
of Net
Assets) ............ $221,578 $— $— $ — $ (84,787) $136,791 $1,151
13. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
15. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount Held
at End
of Year
Investment
Income
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Sorenson Communications
LLC, Membership Interests $ 168,209,173 $ — $ (155,543,022)
a
$ 155,543,022 $ (168,209,173) $ —
b
— $ —
Sorenson Communications
LLC, Membership Interests
. ................. — —
a
(2,523,138)
a
2,523,138 — — 224,279 —
Sorenson Communications
LLC, Membership
Interests, B .......... — —
a
— — 9,476,129 9,476,129 106,532 —
Wayne Services Legacy,
Inc. ............... — — (403,772)
a
403,772 — — 7,104 —
Interest
Sorenson Communications
LLC, Term Loan, A, PIK,
10%, 4/01/30 ........ — 24,629,377
a
— — (1,459,306) 23,170,071 24,776,325 1,104,587
Sorenson Communications
LLC, Term Loan, B, PIK,
8%, 4/01/30 ......... — 99,315,377
a
— — (20,993,192) 78,322,185 100,415,114 3,291,238
Total Affiliated Securities
(Value is 4.1% of Net
Assets) ............ $168,209,173 $123,944,754 $(158,469,932) $158,469,932 $(181,185,542) $110,968,385 $4,395,825
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
International Automotive
Components Group Brazil
LLC ............... 273,903 — — — (19,252) 254,651 7,234,813 —
Wayne Services Legacy,
Inc. ............... — — (424,504)
a
424,504 — — 7,469 —
Total Affiliated Securities
(Value is 0.0%
*
of Net
Assets) ............ $273,903 $— $(424,504) $ 424,504 $ (19,252) $254,651 $—
*
Rounds to less than 0.1% of net assets.
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of December 31, 2022, no longer held by the fund.
14. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2022, the
Funds did not use the Global Credit Facility.
16. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 88,464,915 $ — $ 88,464,915
Auto Components ...................... — — 100,185 100,185
Banks ............................... 199,941,450 153,538,241 — 353,479,691
Beverages ........................... — 96,710,409 — 96,710,409
Building Products ...................... 100,740,928 — — 100,740,928
Capital Markets ........................ 109,503,885 — — 109,503,885
Containers & Packaging ................. 70,196,880 — — 70,196,880
Diversified Telecommunication Services ..... — 85,882,049 — 85,882,049
Electrical Equipment .................... 82,830,000 — — 82,830,000
Entertainment ......................... 61,721,653 — — 61,721,653
Equity Real Estate Investment Trusts (REITs) . 82,310,508 — — 82,310,508
Food Products ........................ 63,656,884 — — 63,656,884
Health Care Equipment & Supplies ......... 105,258,683 — — 105,258,683
Health Care Providers & Services .......... 66,578,889 — — 66,578,889
Household Products .................... — 91,338,072 — 91,338,072
Insurance ............................ 94,905,491 — — 94,905,491
Interactive Media & Services .............. 61,009,131 — — 61,009,131
IT Services ........................... 93,273,100 — — 93,273,100
15. Credit Facility
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Media ............................... $ 92,654,328 $ — $ — $ 92,654,328
Metals & Mining ....................... — 81,936,936 — 81,936,936
Oil, Gas & Consumable Fuels ............. 59,145,544 114,825,236 — 173,970,780
Personal Products ..................... — 108,889,758 — 108,889,758
Pharmaceuticals ....................... 303,158,865 90,498,842 — 393,657,707
Technology Hardware, Storage & Peripherals . 50,323,133 — — 50,323,133
Textiles, Apparel & Luxury Goods .......... 90,209,921 143,381,808 — 233,591,729
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 83,266,032 — 83,266,032
Total Investments in Securities ........... $1,787,419,273 $1,138,732,298
b
$100,185 $2,926,251,756
Franklin Mutual European Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 19,862,985 — 19,862,985
Auto Components ...................... — 16,136,090 — 16,136,090
Banks ............................... — 63,776,464 — 63,776,464
Beverages ........................... — 36,725,087 — 36,725,087
Chemicals ........................... — 21,135,982 — 21,135,982
Construction Materials .................. — 4,967,935 — 4,967,935
Diversified Telecommunication Services ..... — 62,327,393 — 62,327,393
Energy Equipment & Services ............. 11,117,927 — — 11,117,927
Food Products ........................ — 19,078,636 — 19,078,636
Health Care Providers & Services .......... — 20,103,646 — 20,103,646
Household Durables .................... — 12,436,401 — 12,436,401
Household Products .................... — 14,558,954 — 14,558,954
Independent Power and Renewable Electricity
Producers ............................ — 19,197,989 — 19,197,989
Industrial Conglomerates ................ — 20,205,854 — 20,205,854
Insurance ............................ — 64,939,799 — 64,939,799
IT Services ........................... — 17,503,366 — 17,503,366
Machinery ............................ — 30,875,450 — 30,875,450
Metals & Mining ....................... — 21,653,036 — 21,653,036
Oil, Gas & Consumable Fuels ............. — 45,230,742 — 45,230,742
Personal Products ..................... — 19,044,122 — 19,044,122
Pharmaceuticals ....................... — 43,815,687 — 43,815,687
Real Estate Management & Development .... — 11,729,677 — 11,729,677
Software ............................. — 12,730,210 — 12,730,210
Textiles, Apparel & Luxury Goods .......... — 24,782,503 — 24,782,503
Tobacco ............................. — 16,630,192 — 16,630,192
Trading Companies & Distributors .......... 19,841,164 15,555,865 — 35,397,029
Warrants ............................... 393,773 — — 393,773
Short Term Investments ................... — 22,650,994 — 22,650,994
Total Investments in Securities ........... $31,352,864 $677,655,059
c
$— $709,007,923
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 3,637,681 $ — $ 3,637,681
Futures contracts ........................ 619,011 — — 619,011
Total Other Financial Instruments ......... $619,011 $3,637,681 $— $4,256,692
16. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual European Fund (continued)
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 5,426,656 $ — $ 5,426,656
Futures contracts ........................ 1,509,410 — — 1,509,410
Total Other Financial Instruments ......... $1,509,410 $5,426,656 $— $6,936,066
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Common Stocks :
Banks ............................... 82,072,992 52,145,902 — 134,218,894
Capital Markets ........................ 9,005,979 14,827,634 — 23,833,613
Consumer Finance ..................... 10,494,842 — — 10,494,842
Diversified Financial Services ............. 12,811,749 3,448,121 — 16,259,870
Equity Real Estate Investment Trusts (REITs) . 4,171,052 — — 4,171,052
Household Durables .................... 10,134,458 — — 10,134,458
Insurance ............................ 80,112,151 45,017,320 — 125,129,471
IT Services ........................... 13,958,818 — — 13,958,818
Media ............................... 440,987 — — 440,987
Real Estate Management & Development .... 4,160,182 4,478,350 — 8,638,532
Trading Companies & Distributors .......... 4,601,740 — — 4,601,740
Short Term Investments ................... 3,000 14,455,951 — 14,458,951
Total Investments in Securities ........... $231,967,950 $134,373,278
d
$— $366,341,228
Other Financial Instruments:
Forward exchange contracts ............... $— $657,671 $— $657,671
Futures contracts ........................ 76,862 — — 76,862
Total Other Financial Instruments ......... $76,862 $657,671 $— $734,533
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $2,155,260 $— $2,155,260
Futures contracts ........................ 114,074 — — 114,074
Total Other Financial Instruments ......... $114,074 $2,155,260 $— $2,269,334
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 150,056,386 — 150,056,386
Auto Components ...................... — 141,095,793 134,436 141,230,229
Automobiles .......................... 124,539,788 — — 124,539,788
Banks ............................... 392,152,943 247,172,866 — 639,325,809
Building Products ...................... 170,418,880 — — 170,418,880
Capital Markets ........................ 176,154,080 — — 176,154,080
Chemicals ........................... — 162,488,580 — 162,488,580
Consumer Finance ..................... 44,267,831 — — 44,267,831
Diversified Financial Services ............. 178,652,185 — — 178,652,185
Diversified Telecommunication Services ..... — 220,749,115 — 220,749,115
Electrical Equipment .................... — 129,804,862 — 129,804,862
Energy Equipment & Services ............. 189,165,537 — — 189,165,537
Entertainment ......................... 267,403,095 — — 267,403,095
Food Products ........................ 192,979,567 169,703,415 — 362,682,982
Health Care Equipment & Supplies ......... 158,599,629 — — 158,599,629
Health Care Providers & Services .......... 472,636,388 174,066,796 — 646,703,184
Household Durables .................... 185,014,527 — — 185,014,527
Household Products .................... — 117,670,548 — 117,670,548
Industrial Conglomerates ................ — 194,032,245 — 194,032,245
16. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Insurance ............................ $ 344,569,194 $ 165,451,603 $ — $ 510,020,797
Interactive Media & Services .............. 156,848,870 — — 156,848,870
IT Services ........................... 278,790,401 141,238,896 — 420,029,297
Machinery ............................ 198,775,698 — — 198,775,698
Media ............................... 173,002,377 — — 173,002,377
Metals & Mining ....................... — 180,678,703 — 180,678,703
Oil, Gas & Consumable Fuels ............. 261,655,168 231,142,920 — 492,798,088
Personal Products ..................... — 178,292,872 — 178,292,872
Pharmaceuticals ....................... 320,606,333 184,205,009 — 504,811,342
Real Estate Management & Development .... 145,884,606 — — 145,884,606
Semiconductors & Semiconductor Equipment . 91,059,595 136,964,993 — 228,024,588
Software ............................. 117,827,994 — — 117,827,994
Technology Hardware, Storage & Peripherals . 100,251,892 139,357,657 — 239,609,549
Tobacco ............................. — 158,223,891 — 158,223,891
Trading Companies & Distributors .......... 202,331,384 — — 202,331,384
Preferred Stocks ......................... — 107,662,540 — 107,662,540
Corporate Bonds ........................ — 49,253,151 — 49,253,151
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 127,209,115 — 127,209,115
Total Investments in Securities ........... $4,943,587,962 $3,506,521,956
e
$134,436 $8,450,244,354
Other Financial Instruments:
Forward exchange contracts ............... $— $14,072,735 $— $14,072,735
Futures contracts ........................ 487,248 — — 487,248
Total Other Financial Instruments ......... $487,248 $14,072,735 $— $14,559,983
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $33,801,405 $— $33,801,405
Futures contracts ........................ 3,493,818 — — 3,493,818
Total Other Financial Instruments ......... $3,493,818 $33,801,405 $— $37,295,223
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Airlines .............................. 2,373,833 — — 2,373,833
Auto Components ...................... — 12,318,700 89,695 12,408,395
Automobiles .......................... 21,472,782 — — 21,472,782
Banks ............................... 152,325,228 37,484,066 — 189,809,294
Beverages ........................... — 28,628,497 — 28,628,497
Chemicals ........................... 23,662,519 49,915,719 — 73,578,238
Commercial Services & Supplies ........... 8,289,872 — — 8,289,872
Communications Equipment .............. — — 9,476,129
a
9,476,129
Consumer Finance ..................... 21,061,920 — — 21,061,920
Diversified Financial Services ............. 51,404,287 9,572,006 — 60,976,293
Diversified Telecommunication Services ..... — 11,116,519 15,568,639 26,685,158
Electronic Equipment, Instruments &
Components .......................... 17,304,571 — — 17,304,571
Entertainment ......................... 123,646,198 — — 123,646,198
Equity Real Estate Investment Trusts (REITs) . 41,678,547 — — 41,678,547
Food Products ........................ — 28,121,515 — 28,121,515
Health Care Equipment & Supplies ......... 57,631,189 — — 57,631,189
Health Care Providers & Services .......... 7,164,514 — — 7,164,514
Household Durables .................... 24,495,850 — — 24,495,850
16. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Household Products .................... $ — $ 16,940,150 $ — $ 16,940,150
Insurance ............................ 168,016,752 161,513,988 — 329,530,740
Interactive Media & Services .............. 4,333,443 — — 4,333,443
Internet & Direct Marketing Retail .......... 12,065,655 — — 12,065,655
IT Services ........................... 79,349,817 — — 79,349,817
Media ............................... 97,030,650 — 44 97,030,694
Metals & Mining ....................... — 17,383,928 — 17,383,928
Oil, Gas & Consumable Fuels ............. 46,001,037 28,498,536 — 74,499,573
Personal Products ..................... — 31,067,207 — 31,067,207
Pharmaceuticals ....................... 109,832,704 39,326,650 — 149,159,354
Real Estate Management & Development .... 15,369,846 8,967,575 — 24,337,421
Semiconductors & Semiconductor Equipment . 63,393,322 — — 63,393,322
Software ............................. 80,475,150 — — 80,475,150
Specialty Retail ........................ 8,389,679 — —
a
8,389,679
Technology Hardware, Storage & Peripherals . 7,563,892 — — 7,563,892
Tobacco ............................. — 20,373,426 — 20,373,426
Wireless Telecommunication Services ....... 11,869,602 — — 11,869,602
Preferred Stocks :
Automobiles .......................... — 21,121,575 — 21,121,575
Oil, Gas & Consumable Fuels ............. 2,759,840 — — 2,759,840
Rights ................................. — 681,663 — 681,663
Warrants :
Diversified Telecommunication Services ..... — — 877,909 877,909
Media ............................... — — 792,276 792,276
Wireless Telecommunication Services ....... 1,149,315 — — 1,149,315
Limited Partnerships ......................  16,050,875  —  —  16,050,875
Corporate Bonds ........................ — 446,525,073 — 446,525,073
Senior Floating Rate Interests ............... — 98,318,762 101,492,256 199,811,018
Asset-Backed Securities ................... — 2,234,614 — 2,234,614
Companies in Liquidation .................. — — —
a
—
Options purchased ....................... 616,000 — — 616,000
Short Term Investments ................... — 252,037,434 — 252,037,434
Total Investments in Securities ........... $1,276,778,889 $1,322,147,603
f
$128,296,948 $2,727,223,440
Other Financial Instruments:
Forward exchange contracts ............... $— $1,670,156 $— $1,670,156
Futures contracts ........................ 377,446 — — 377,446
Total Other Financial Instruments ......... $377,446 $1,670,156 $— $2,047,602
Liabilities:
Other Financial Instruments:
Options written .......................... $ 686,250 $ — $ — $ 686,250
Securities Sold Short ..................... 8,331,886 32,437,185 — 40,769,071
Forward exchange contracts ................ — 3,668,959 — 3,668,959
Futures contracts ........................ 274,848 — — 274,848
Total Other Financial Instruments ......... $9,292,984 $36,106,144 $— $45,399,128
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... — — 254,651 254,651
Automobiles .......................... 119,664,275 — — 119,664,275
Banks ............................... 667,796,978 106,462,620 — 774,259,598
Building Products ...................... 167,672,704 — — 167,672,704
16. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Capital Markets ........................ $ 158,799,023 $ — $ — $ 158,799,023
Chemicals ........................... 101,197,773 — — 101,197,773
Consumer Finance ..................... 104,342,313 — — 104,342,313
Containers & Packaging ................. 80,278,781 — — 80,278,781
Diversified Financial Services ............. 136,232,755 — — 136,232,755
Diversified Telecommunication Services ..... — — 20,366,495 20,366,495
Electronic Equipment, Instruments &
Components .......................... 143,566,820 — — 143,566,820
Energy Equipment & Services ............. 175,866,827 — — 175,866,827
Entertainment ......................... 274,567,699 — — 274,567,699
Equity Real Estate Investment Trusts (REITs) . 103,793,212 — — 103,793,212
Food Products ........................ 173,759,033 — — 173,759,033
Health Care Equipment & Supplies ......... 121,127,086 — — 121,127,086
Health Care Providers & Services .......... 412,929,484 — — 412,929,484
Household Durables .................... 175,614,447 — — 175,614,447
Insurance ............................ 248,428,636 — — 248,428,636
Interactive Media & Services .............. 128,116,491 — — 128,116,491
IT Services ........................... 401,177,231 — — 401,177,231
Machinery ............................ 181,208,610 — — 181,208,610
Media ............................... 240,927,159 — — 240,927,159
Metals & Mining ....................... 80,819,060 — — 80,819,060
Oil, Gas & Consumable Fuels ............. 221,833,058 108,900,126 — 330,733,184
Pharmaceuticals ....................... 420,769,260 135,731,534 — 556,500,794
Professional Services ................... 129,317,179 — — 129,317,179
Real Estate Management & Development .... 162,480,261 — — 162,480,261
Software ............................. 252,734,441 — — 252,734,441
Specialty Retail ........................ — — —
a
—
Technology Hardware, Storage & Peripherals . 56,082,838 — — 56,082,838
Textiles, Apparel & Luxury Goods .......... 181,585,697 — — 181,585,697
Tobacco ............................. — 101,822,351 — 101,822,351
Wireless Telecommunication Services ....... 141,502,200 — — 141,502,200
Warrants ............................... — — 1,148,460 1,148,460
Corporate Bonds ........................ — 255,265,265 — 255,265,265
Senior Floating Rate Interests ............... — 77,424,139 — 77,424,139
Asset-Backed Securities ................... — 5,569,721 — 5,569,721
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 96,042,257 — 96,042,257
Total Investments in Securities ........... $5,964,191,331 $887,218,013
g
$21,769,606 $6,873,178,950
Other Financial Instruments:
Forward exchange contracts ............... $— $1,200,179 $— $1,200,179
Futures contracts ........................ 476,268 — — 476,268
Total Other Financial Instruments ......... $476,268 $1,200,179 $— $1,676,447
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $5,297,998 $— $5,297,998
Futures contracts ........................ 89,611 — — 89,611
Total Other Financial Instruments ......... $89,611 $5,297,998 $— $5,387,609
a
Includes financial instruments determined to have no value at December 31, 2022.
b
Includes foreign securities valued at $1,055,466,266, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
16. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the be ginning and/or end of the year . At  December 3 1 , 202 2 , the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2022, are as follows:
c
Includes foreign securities valued at $655,004,065, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $119,780,536, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $3,330,059,690, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
f
Includes foreign securities valued at $522,350,057, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $452,916,631, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ... $ 96,476 $ — $ — $ — $ — $ — $ — $ (6,781) $ 89,695 $ (6,781)
Communications
Equipment ....... 168,209,173 —
c
(158,066,160) — — — 158,066,160 (158,733,044) 9,476,129
c
9,476,129
Diversified
Telecommunication
Services ......... 28,576,119 — — — — — — (13,007,480) 15,568,639 (13,007,480)
Media .......... — 204 — — — — — (160) 44 (160)
Specialty Retail .... —
c
— (403,772) — — — 403,772 — —
c
—
Warrants :
Diversified
Telecommunication
Services ......... 1,611,396 — — — — — — (733,487) 877,909 (733,487)
Media .......... 183,988 — (136) — — — — 608,424 792,276 608,291
Senior Floating Rate
Interests :
Communications
Equipment ....... — 123,931,046 — — — 13,708 — (22,452,498) 101,492,256 (22,452,498)
Companies in Liquidation —
c
— (85,814) — — — 85,814 — —
c
—
Total Investments in
Securities ........... $198,677,152 $123,931,250 $(158,555,882) $— $— $13,708 $158,555,746 $(194,325,026) $128,296,948 $(26,115,986)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
16. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
17. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) –
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB
issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Diversified Telecommunication Services. $15,568,639 Market comparables Discount for lack of marketability
10.0% Decrease
EV/EBITDA multiple 3.6x Increase
Senior Floating Rate Interests:
Communications Equipment. . . $101,492,256 Discounted cash flow Discount rate 11.2% - 11.7%
(11.6%)
Decrease
All Other Investments. . . 11,236,053
c,d
Total . . . . . . . . . . . . . . . . . . $128,296,948
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value at December 31, 2022.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
16. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
18. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BNY
Bank of New York
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Index
EAFE
Europe, Australasia and the Far East
MSCI
Morgan Stanley Capital International
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate

Franklin Mutual Series Funds
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Mutual Series Funds and Shareholders of Franklin Mutual Beacon Fund, Franklin Mutual
European Fund, Franklin Mutual Financial Services Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual Quest Fund
and Franklin Mutual Shares Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Franklin Mutual Series Funds (the “Trust”)
(compromising the Franklin Mutual Beacon Fund, Franklin Mutual European Fund, Franklin Mutual Financial Services Fund,
Franklin Mutual Global Discovery Fund, Franklin Mutual Quest Fund and Franklin Mutual Shares Fund) (collectively referred to as the “Funds”), including the schedules of investments, as of December 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Franklin Mutual Series Funds at December 31, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
February 17, 2023

Franklin Mutual Series Funds
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2022:
Pursuant to:
Franklin Mutual
Beacon Fund
Franklin Mutual
European Fund
Franklin Mutual
Financial Services
Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $237,959,657 — —
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $21,077,279 — $3,618,287
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $75,409,520 $24,940,476 $11,401,461
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $4,470,161 — —
Interest Earned from Federal Obligations Note (1) $782,825 $275,409 $135,591
Pursuant to:
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $731,029,834 — $595,758,408
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $53,414,469 $12,911,614 $88,816,764
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $232,010,954 $52,113,368 $143,473,183
Section 163(j) Interest Dividends Earned §163(j) — $58,900,748 $22,076,893
Interest Earned from Federal Obligations Note (1) $1,823,413 $2,214,323 $1,365,130
Franklin Mutual
Beacon Fund
Franklin Mutual
Financial Services
Fund
Franklin Mutual
Global Discovery
Fund
Foreign Taxes Paid $3,842,600 $274,354 $18,455,321
Foreign Source Income Earned $40,015,038 $8,058,001 $154,505,003

Franklin Mutual Series Funds
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edward I. Altman, Ph.D.
(1941)
Trustee Since 1987 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance, Emeritus and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School
of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly , Vice Director, Salomon Center, Stern School of Business, New York University.
Ann Torre Bates (1958) Trustee and
Chairperson
Trustee since 1995
and Chairperson since
2020
30 Ares Strategic Income Fund
(closed-end investment
management company)
(September 2022-present); Ares
Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc. (food
distribution) (2013-present),
formerly , Navient Corporation (loan
management, servicing and asset
recovery) (2014-2016).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Jan Hopkins Trachtman
(1947)
Trustee Since 2009 11 FTAC Parnassus Acquisition Corp.
(special purpose fintech acquisition
company) (2021-present);
and formerly , FTAC Olympus
Acquisition Corp. (special purpose
fintech acquisition company) (2020-
2022) and FinTech Acquisition
Corp. III (special purpose fintech
acquisition company) (2018-2021).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); serves on Alumni Advisory Board of Knight Bagehot
Fellowship; and formerly , President, Economic Club of New York (2007-2015); Anchor/Correspondent, CNN Financial News (until 2003);
Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air reporter, ABC News’ World News Tonight;
and Editor, CBS Network News.

Franklin Mutual Series Funds

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Keith Mitchell (1954) Trustee Since 2009 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly , Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC ( formerly ,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.
David W. Niemiec (1949) Trustee Since 2015 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Gregory H. Williams (1943) Trustee Since 2015 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly , President, University of Cincinnati (2009-2012); President, The City College of New York (2001-
2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law,
University of Iowa (1977-1993).
Valerie M. Williams (1956) Trustee Since January
2023
111 Omnicom Group, Inc. (advertising
and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Independent Board Members
(continued)

Franklin Mutual Series Funds

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson (1961) Trustee Since 2007 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Jennifer M. Johnson (1964) Trustee Since 2021 70 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly ,
Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and
Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christian K. Correa (1973) President, and
Chief Executive
Officer –
Investment
Management
Since 2021 Not Applicable Not Applicable
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President, Franklin Mutual Advisers, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and Secretary
Vice President
since 2009 and
Secretary
since 2005
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.

Franklin Mutual Series Funds

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson and Jennifer M. Johnson are considered to be interested people of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.
Note 1: Gregory E. Johnson and Jennifer M. Johnson are siblings.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective December 31
st
, 2022, Robert E. Wade ceased to be a trustee of the Trust.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 1995. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2015, currently serves as an Advisor to Saratoga Partners
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President Since 2011 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds

franklintempleton.com
Annual Report
and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

MS A 02/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Mutual Series Funds
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND - (Class
Z)

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $347,276 for the fiscal year ended December 31, 2022 and $340,028 for the fiscal year ended December 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $1,628 for the fiscal year ended December 31, 2022 and $0 for the fiscal year ended December 31, 2021. The services for which these fees were paid included identifying passive foreign investment companies to manage exposure to tax liabilities.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $1,628 for the fiscal year ended December 31, 2022 and $0 for the fiscal year ended December 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8
. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b) Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.
Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
MUTUAL SERIES FUNDS

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  February 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  February 27, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  February 27, 2023